Filed with the Securities and Exchange Commission on December 24, 2015
Securities Act of 19933 File No. 333-180308
Investment Company Act of 1940 File No. 811-22680

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [X]

Pre-Effective Amendment No.

Post-Effective Amendment No. 62

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 65

(Check appropriate box or boxes)

ULTIMUS MANAGERS TRUST
(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code:  (513) 587-3400

Bo James Howell
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
/ /	immediately upon filing pursuant to paragraph (b)
/ X /	on December 28, 2015 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a) (1)
/ /	on (date) pursuant to paragraph (a) (1)
//	75 days after filing pursuant to paragraph (a) (2)
/ /	on (date) pursuant to paragraph (a) (2) of Rule 485(b)

If appropriate, check the following box:

/ /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS
 December 28, 2015

CASTLEMAINE FUNDS

Castlemaine Emerging Markets Opportunities Fund (CNEMX)
Castlemaine Event Driven Fund (CNEVX)
Castlemaine Long/Short Fund (CNLSX)
Castlemaine Market Neutral Fund (CNMNX)
Castlemaine Multi-Strategy Fund (CNMSX)

Managed by
 Castlemaine LLC

For information or assistance in opening an account,
please call toll-free 1-888-594-0006.

This Prospectus has information about the Funds that you should know before you invest. You should read it carefully and keep it with your investment records. The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Castlemaine Emerging Markets Opportunities Fund Summary	1
Castlemaine Event Driven Fund Summary	9
Castlemaine Long/Short Fund Summary	18
Castlemaine Market Neutral Fund Summary	26
Castlemaine Multi-Strategy Fund Summary	34
ADDITIONAL INFORMATION REGARDING THE FUND’S INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RELATED RISKS	43
FUND MANAGEMENT	59
HOW THE FUND VALUES ITS SHARES	61
HOW TO BUY SHARES	62
HOW TO EXCHANGE SHARES	66
HOW TO REDEEM SHARES	67
DIVIDENDS, DISTRIBUTIONS AND TAXES	69
FINANCIAL HIGHLIGHTS	70
CUSTOMER PRIVACY NOTICE	71

ii

Castlemaine Emerging Markets Opportunities Fund Summary

INVESTMENT OBJECTIVE
The Castlemaine Emerging Markets Opportunities Fund (the “Fund”) seeks to provide high total return, consisting of income and capital appreciation.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Contingent Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.24%
Distribution and/or Service (12b-1) Fees	None
Other Expenses (1)
Dividend expense on securities sold short	0.68%
Brokerage expense on securities sold short	0.15%
Other operating expenses	11.15%
Total Other Expenses	13.22%
Acquired Fund Fees and Expenses	0.05%
Acquired Fund Fees and Expenses(1) Total Annual Fund Operating Expenses	13.27%
Less Management Fee Reductions and Expense Reimbursements(2)	(10.90%)
Total Annual Fund Operating Expenses After Fee Reductions and Expense Reimbursements	2.37%

(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
(2)	Castlemaine LLC (the “Adviser”) has contractually agreed, until December 31, 2018, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding brokerage costs; taxes; interest; acquired fund fees and expenses; costs to organize the Fund; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business and amounts; if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to 1.49% of the Fund’s average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such reductions and reimbursements were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the reduction or reimbursement were incurred. Prior to December 31, 2018, this agreement may not be modified or terminated without the approval of the Board. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until December 31, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$240	$739

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund is a new series and therefore it does not yet have a portfolio turnover rate. Due to its investment strategy, the Fund expects to have a high turnover rate.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (including borrowings for investment purposes) in securities and other investments that are related to companies or governments economically tied to emerging markets. For purposes of the Fund, an emerging market is a country that is included in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index or is considered by the Adviser to have an economy and financial system comparable to countries included in the MSCI Emerging Markets Index.

The Fund invests in long and short positions in securities, including common and preferred stock, depositary receipts such as American Depositary Receipts (“ADRs”), exchange-traded funds (“ETFs”), and warrants. These investments may be denominated in U.S. or foreign currencies and the Fund may focus, from time to time, on a particular country or geographic region, which may change over time. The Fund will also invest in foreign currency forward contracts (“forwards”) for both hedging and speculative purposes. The Fund’s investments may be traded over-the-counter or on an exchange, and it may invest in issuers of any size. The Fund’s strategies rely on leverage, with most of the Fund’s leverage exposure coming from short positions and forwards.

The Adviser allocates the Fund’s assets among different asset classes and markets using a top-down risk-allocation approach to portfolio construction. The Fund’s asset allocation is derived from the Adviser’s view on global macroeconomic factors such as central bank interest rate policies, economic growth, equity market risk factors, and political risks. The Adviser uses these factors to determine overall gross and net exposure to various assets and markets. To narrow down its investment opportunity set, the Adviser seeks to quantify the relative attractiveness of a particular investment versus the risk, timeframe, and potential payoff. The Adviser identifies securities of issuers whose financial positions, as measured by cash flows, margins, or revenue, look favorable or unfavorable given the current market risks. The Adviser generally takes long positions in companies and sectors that are increasing cash flow, improving operating margins, and/or growing top-line revenues, while taking short positions in those companies and sectors exhibiting a negative trend in the aforementioned fundamental factors. During growth periods, the Adviser focuses more on issuers that are growing cash flows, margins, and revenue, but during periods of market corrections, the Adviser takes a more defensive approach to protect principal and therefore may focus on the issuer’s quality or financial stability. The strategy is multi-asset and multi-disciplinary meaning the Fund may at times focus its investments in equities and, at other times, in debt securities.

The Fund may sell investments to, among other things, secure gains, limit losses, redeploy assets when the Adviser identifies promising opportunities, or manage cash levels in the Fund’s portfolio.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund is not intended to be a complete investment program. The principal risks of an investment in the Fund are generally described below.

Asset Allocation Risk. The Fund invests in a broad array of asset classes and may allocate assets to underperforming asset classes. For example, the Fund may be overweight in a certain asset class when that asset class’ market is falling and the markets for other asset classes are rising.

Derivatives Risk. The use of derivative instruments (e.g., forwards) requires special skills and knowledge of investment techniques that are different from those normally required for purchasing and selling securities. If the Adviser uses a derivative instrument at the wrong time or incorrectly identifies market conditions, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Fund’s return. Derivative instruments may be difficult to value and subject to wide swings in valuation caused by changes in the value of the underlying asset. In addition, the cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return. In addition, the Fund’s use of derivatives creates economic leverage, which can magnify the Fund’s potential for gain or loss and therefore amplify the effect of market volatility on the Fund’s share price. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

•	Counterparty Risk. The Fund’s investment in derivatives involves the risks that the counterparty will default on its obligation to pay the Fund.

•	Forwards Risk. Forwards are agreements to buy or sell a specific currency at a future date and at a price set in the future. Forwards are a type of derivative instrument that are individually negotiated and privately traded. Although forwards may reduce the risk of loss from a change in value of a currency, they also limit any potential gains, do not protect against fluctuations in the value of the underlying security, and are subject to additional risk of loss or depreciation due to: unanticipated adverse changes in interest rates, indices, and currency exchange rates; the inability to close out a position; imperfect correlation between a forward and the underlying currency; and tax constraints on closing out positions. The loss on forwards may substantially exceed the amount invested in these instruments.

Equity Securities Risk. The prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses.

•	Large-Cap Company Risk. Large-capitalization companies may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•	Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

ETF Risk. Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be because the supply and demand in the market for ETF shares is not always identical to the supply and demand for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds and that the Fund receives less than NAV when selling an ETF). Investments in ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. Certain securities comprising the indices tracked by the ETF may temporarily be unavailable, which may further impede the ETF’s ability to track their applicable indices or match their performance. To the extent that the Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.

Foreign Investments Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign markets can be volatile. Foreign investments may be adversely affected by governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets or imposition of higher taxes. Investments in foreign securities involve risks such as differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. The foregoing risks are more pronounced in investments in securities of issuers that are located in or have substantial operations in emerging market countries. ADRs and ETFs investing in foreign securities are subject to risks similar to those associated with direct investments in foreign securities.

•	Currency Risk. The value of the Fund’s foreign investments, as measured in U.S. dollars, is affected by changes in currency exchange rates and exchange control regulations. As a result, the Fund’s exposure to foreign currencies may reduce its returns. Trading of foreign currencies also includes the risk of clearing and settling trades, which, if prices are volatile, may be difficult.

•	Depositary Receipts Risk. Depositary Receipts, including ADRs, are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

•	Emerging Markets Risk. Investments in emerging markets involve all of the risks of foreign investments (see below), and have additional risks. The markets of developing countries are generally more volatile than the markets of developed countries. Many emerging markets companies are dependent on a small number of products and lack substantial capital reserves. In addition, emerging markets often have less developed legal and financial systems.

High Portfolio Turnover Risk. To the extent that the Fund makes investments on a shorter-term basis (including in derivative instruments and instruments with a maturity of one year or less at the time of acquisition), the Fund will likely trade more frequently and incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.

Leverage Risk. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis, or purchasing derivative instruments, the Fund has the risk of magnified capital losses from losses affecting the underlying asset. Leverage may involve the creation of a liability that requires the Fund to pay interest. As a result of these risks, the NAV of the Fund employing leverage will be more volatile and sensitive to market movements.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell at their fair value. Investments in derivatives, foreign investments, restricted securities, and small- and mid-cap securities tend to involve greater liquidity risk.

Market Risk. The market value of the securities and derivatives in the Fund’s portfolio may fluctuate resulting from factors affecting an individual company, a market sector, or other factors such as changing economic, political, or overall financial market conditions. Moreover, changing economic, political, or overall financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in such country or geographic region.

New Fund and Manager Risk. The Fund is new and has no operating history. In addition, although the Adviser has experience managing other investment vehicles with similar strategies, it has no experience managing a mutual fund prior to the Fund. Accordingly, investors in the Fund bear the risk that the Adviser may not be successful in implementing the Fund’s investment strategy or growing the Fund to an economically viable size.

Preferred Stock and Warrants Risks. In addition to equity risk, preferred stocks are subject to risks similar to debt securities, such as interest rate and credit risk. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Regional or Country Focus Risk. To the extent that the Fund focuses its investments in a particular region or country, events negatively affecting such region or country are likely to have a greater impact on the Fund and can cause the value of the Fund’s shares to decrease more drastically than a fund that is more geographically diversified.

Short Sales Risk. Short sales in securities that the Fund does not own expose it to the risks associated with those securities, and, therefore, such positions are speculative. The Fund may incur a loss because of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. Short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment.

Strategy Risk. The value of the Fund’s portfolio depends on the judgment of the Adviser about the quality, relative yield, value, or market trends affecting a particular security, industry, sector, country, or region, which may prove to be incorrect. Investment strategies employed by the Adviser in selecting investments for the Fund may not result in meeting the Fund’s investment objective or increasing the value of the Fund’s shares.

Tax Risk. The Fund’s investments and investment strategies, including transactions in derivatives, may be subject to special and complex federal income tax provisions, the effect of which may limit the allowance of or convert the classification of certain losses or deductions; accelerate income to the Fund; subject the Fund to higher tax rates; or change the classification of the Fund’s income. In addition, it is possible that some or a substantial portion of the gains distributed may be categorized as short-term capital gains, which are subject to higher tax rates and long-term capital gains.

PERFORMANCE SUMMARY

The Fund is new and therefore does not have a full calendar year of performance to report. After the Fund has returns for a full calendar year, this Prospectus will provide performance information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-594-0006.

MANAGEMENT OF THE FUND

Castlemaine LLC is the Fund’s investment adviser.

Portfolio Manager	Investment Experience with the Fund	Primary Title with Adviser
Alfredo Viegas	Managing the Fund since its inception in 2015	Chief Investment Officer

PURCHASE AND SALE OF FUND SHARES

Minimum Initial Investment

The minimum investment amount for regular accounts is $1,000,000 for all accounts.

Minimum Additional Investment

Once an account is open, additional purchases of Fund shares may be made at any time in any amount.

General Information

You may purchase or redeem (sell) shares of the Fund on each day that the New York Stock Exchange (“NYSE”) is open for business. Transactions may be initiated by written request, by telephone, or through your financial intermediary. Written requests to the Fund should be sent to Castlemaine Emerging Markets Opportunities Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. For more information about purchasing and redeeming shares, please see “How to Buy Shares” and “How to Redeem Shares” in this Prospectus or call 1-888-594-0006 for assistance.

TAX INFORMATION

The Fund’s distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or any other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments are sometimes referred to as “revenue sharing”. Ask your salesperson or visit your financial intermediary’s website for more information.

Castlemaine Event Driven Fund Summary

INVESTMENT OBJECTIVE
The Castlemaine Event Driven Fund (the “Fund”) seeks capital appreciation.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Contingent Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.24%
Distribution and/or Service (12b-1) Fees	None
Other Expenses (1)
Dividend expense on securities sold short	0.56%
Brokerage expense on securities sold short	0.13%
Other operating expenses	11.06%
Total Other Expenses	12.99%
Acquired Fund Fees and Expenses	0.05%
Acquired Fund Fees and Expenses(1) Total Annual Fund Operating Expenses	13.04%
Less Management Fee Reductions and Expense Reimbursements(2)	(10.81%)
Total Annual Fund Operating Expenses After Fee Reductions and Expense Reimbursements	2.23%

(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
(2)	Castlemaine LLC (the “Adviser”) has contractually agreed, until December 31, 2018, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding brokerage costs; taxes; interest; acquired fund fees and expenses; costs to organize the Fund; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business and amounts; if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to 1.49% of the Fund’s average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such reductions and reimbursements were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the reduction or reimbursement were incurred. Prior to December 31, 2018, this agreement may not be modified or terminated without the approval of the Board. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until December 31, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$226	$697

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund is a new series and therefore it does not yet have a portfolio turnover rate. Due to its investment strategy, the Fund expects to have a high turnover rate.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective through an event-driven strategy that primarily invests in long and short positions of equity securities, including exchange-traded funds (“ETFs”), preferred stock, warrants, and options on these securities, depositary receipts such as American Depositary Receipts (“ADRs”), and derivatives such as futures and options on futures. These investments may be traded over-the-counter or on an exchange. The Fund may invest in issuers of any size, and in U.S. and foreign issuers (i.e., issuers that are economically tied to countries outside of the U.S.). The Fund’s strategies rely on leverage, with most of the Fund’s leverage exposure coming from short positions and futures.

Event-driven opportunities in which the Fund may consider include: initial and seasoned equity offerings; extraordinary corporate transactions such as mergers, spin-offs, recapitalizations, tender offers, or other restructurings; upcoming critical dates for launches of new products; regulatory changes; analysts meetings; earnings announcements; covenant issues; bankruptcies; corporate reorganizations; shareholder activism; and significant management and external changes that dramatically change the firm’s profit margins. The Fund seeks to invest in transactions with an identifiable event period and calculable rates of return based on the Adviser’s appraisal of the “event-dynamics”, which are discussed below.

The Adviser seeks to capture the price difference between a security’s current market price and its post-event anticipated value. To construct the Fund’s portfolio, the Adviser uses a proprietary event identification model to identify investment opportunities and determine each position’s structure, size, and risks. The Adviser considers the following factors in its model:

•	a specific event or catalyst with a predefined time-horizon;

•	fundamental and risk analyses to determine an investment’s market value, rate of return, and risk; and

•	the availability of investments that allow the Adviser to construct a position in the Fund’s portfolio that limits downside risk.

The Adviser uses these factors to create a system by which it assigns high reward/low risk investments the highest proportional allocation of the Fund’s assets. Each position has a predefined risk level and the Adviser manages the portfolio’s overall risk exposure through the allocation process. Additionally, the Adviser will reduce risk by employing certain hedging strategies such as short positions, options, futures, and other derivatives. The Fund may hedge a portion or all of its interest rate risk with foreign currency forward contracts (“forwards”). The Fund may also seek to manage volatility with derivatives.

The Fund may sell investments to, among other things, secure gains, limit losses, redeploy assets when the Adviser identifies promising opportunities, or manage cash levels in the Fund’s portfolio. The Fund’s investment strategy is predicated on tracking events and catalysts, and as such, it will enter or exit positions when such events or catalysts are complete or fail to occur as anticipated.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund is not intended to be complete investment program. The principal risks of an investment in the Fund are generally described below.

Arbitrage and Event Risk. Employing arbitrage and event strategies involves the risk that anticipated opportunities may not play out as planned, resulting in potentially reduced returns or losses to the Fund as it unwinds failed trades.

•	Initial Public Offering (“IPO”) and Seasoned Equity Offerings (“SEO”) Risk. Securities issued in IPOs have no trading history, and information about the companies may be available only for very limited periods. In addition, the prices of securities sold in IPOs or SEOs may be highly volatile.

Derivatives Risk. The use of derivative instruments (e.g., such as forwards and futures) requires special skills and knowledge of investment techniques that are different from those normally required for purchasing and selling securities. If the Adviser uses a derivative instrument at the wrong time or incorrectly identifies market conditions, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Fund’s return. Derivative instruments may be difficult to value and subject to wide swings in valuation caused by changes in the value of the underlying asset. In addition, the cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return. In addition, the Fund’s use of derivatives creates economic leverage, which can magnify the Fund’s potential for gain or loss and therefore amplify the effect of market volatility on the Fund’s share price. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

•	Counterparty Risk. The Fund’s investment in derivatives involves the risks that the counterparty will default on its obligation to pay the Fund.

•	Forwards Risk. Forwards are agreements to buy or sell a specific currency at a future date and at a price set in the future. Forwards are a type of derivative instrument that are individually negotiated and privately traded. Although forwards may reduce the risk of loss from a change in value of a currency, they also limit any potential gains, do not protect against fluctuations in the value of the underlying security, and are subject to additional risk of loss or depreciation due to: unanticipated adverse changes in interest rates, indices, and currency exchange rates; the inability to close out a position; imperfect correlation between a forward and the underlying currency; and tax constraints on closing out positions. The loss on forwards may substantially exceed the amount invested in these instruments.

•	Futures Risk. The loss that may be incurred in futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s Net Asset Value (“NAV”). Additionally, because of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement on each futures contract. Futures transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Equity Securities Risk. The prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses.

•	Large-Cap Company Risk. Large-capitalization companies may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•	Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

ETF Risk. Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its NAV. This difference in price may be because the supply and demand in the market for ETF shares is not always identical to the supply and demand for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds and that the Fund receives less than NAV when selling an ETF). Investments in ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. Certain securities comprising the indices tracked by the ETF may temporarily be unavailable, which may further impede the ETF’s ability to track their applicable indices or match their performance. To the extent that the Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.

Event-Driven Strategies Risk. Generally, the success of event-driven strategies depends on the success of the prediction of whether the anticipated corporate event occurs or is consummated. Investing in companies in anticipation of an event carries the risk that the event may not happen or may take considerable time to unfold, it may happen in modified or conditional form, or the market may react differently than expected for the event, in which case the Fund may experience loss or fail to achieve the full results expected.

Foreign Investments Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign markets can be volatile. Foreign investments may be adversely affected by governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets or imposition of higher taxes. Investments in foreign securities involve risks such as differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. The foregoing risks are more pronounced in investments in securities of issuers that are located in or have substantial operations in emerging market countries. ADRs and ETFs investing in foreign securities are subject to risks similar to those associated with direct investments in foreign securities.

•	Currency Risk. The value of the Fund’s foreign investments, as measured in U.S. dollars, is affected by changes in currency exchange rates and exchange control regulations. As a result, the Fund’s exposure to foreign currencies may reduce its returns. Trading of foreign currencies also includes the risk of clearing and settling trades, which, if prices are volatile, may be difficult.

•	Depositary Receipts Risk. Depositary Receipts, including ADRs, are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

Hedging Transactions Risk. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, and its ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs (such as trading commissions and fees).

High Portfolio Turnover Risk. To the extent that the Fund makes investments on a shorter-term basis (including in derivative instruments and instruments with a maturity of one year or less at the time of acquisition), the Fund will likely trade more frequently and incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.

Leverage Risk. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis, or purchasing derivative instruments, the Fund has the risk of magnified capital losses from losses affecting the underlying asset. Leverage may involve the creation of a liability that requires the Fund to pay interest. As a result of these risks, the NAV of the Fund employing leverage will be more volatile and sensitive to market movements.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell at their fair value. Investments in derivatives, foreign investments, restricted securities, and small- and mid-cap securities tend to involve greater liquidity risk.

Market Risk. The market value of the securities and derivatives in the Fund’s portfolio may fluctuate resulting from factors affecting an individual company, a market sector, or other factors such as changing economic, political, or overall financial market conditions. Moreover, changing economic, political, or overall financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in such country or geographic region.

New Fund and Manager Risk. The Fund is new and has no operating history. In addition, although the Adviser has experience managing other investment vehicles with similar strategies, it has no experience managing a mutual fund prior to the Fund. Accordingly, investors in the Fund bear the risk that the Adviser may not be successful in implementing the Fund’s investment strategy or growing the Fund to an economically viable size.

Preferred Stock and Warrants Risks. In addition to equity risk, preferred stocks are subject to risks similar to debt securities, such as interest rate and credit risk. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Quantitative Model Risk. The Adviser uses a proprietary quantitative model that may be subject to programming errors, poor data sets, and disruptions or obsolesce in technology.

Sector Risk. The Fund’s investment strategy may result in the Fund having significant over or under exposure to certain industries or market sectors, which may cause the Fund’s performance to be more or less sensitive to developments affecting those industries or market sector.

Short Sales Risk. Short sales in securities that the Fund does not own expose it to the risks associated with those securities, and, therefore, such positions are speculative. The Fund may incur a loss because of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. Short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment.

Strategy Risk. The value of the Fund’s portfolio depends on the judgment of the Adviser about the quality, relative yield, value, or market trends affecting a particular security, industry, sector, country, or region, which may prove to be incorrect. Investment strategies employed by the Adviser in selecting investments for the Fund may not result in meeting the Fund’s investment objective or increase the value of the Fund’s shares.

Tax Risk. The Fund’s investments and investment strategies, including transactions in derivatives, may be subject to special and complex federal income tax provisions, the effect of which may limit the allowance of or convert the classification of certain losses or deductions; accelerate income to the Fund; subject the Fund to higher tax rates; or change the classification of the Fund’s income. In addition, it is possible that some or a substantial portion of the gains distributed may be categorized as short-term capital gains, which are subject to higher tax rates and long-term capital gains.

Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods. This may cause the Fund’s net asset value per share to experience significant increases or declines in value.

PERFORMANCE SUMMARY

The Fund is new and therefore does not have a full calendar year of performance to report. After the Fund has returns for a full calendar year, this Prospectus will provide performance information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-594-0006.

MANAGEMENT OF THE FUND

Castlemaine LLC is the Fund’s investment adviser.

Portfolio Manager	Investment Experience with the Fund	Primary Title with Adviser
Alfredo Viegas	Managing the Fund since its inception in 2015	Chief Investment Officer

PURCHASE AND SALE OF FUND SHARES

Minimum Initial Investment

The minimum investment amount for regular accounts is $1,000,000 for all accounts.

Minimum Additional Investment

Once an account is open, additional purchases of Fund shares may be made at any time in any amount.

General Information

You may purchase or redeem (sell) shares of the Fund on each day that the New York Stock Exchange (“NYSE”) is open for business. Transactions may be initiated by written request, by telephone or through your financial intermediary. Written requests to the Fund should be sent to Castlemaine Event Driven Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. For more information about purchasing and redeeming shares, please see “How to Buy Shares” and “How to Redeem Shares” in this Prospectus or call 1-888-594-0006 for assistance.

TAX INFORMATION

The Fund’s distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or any other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments are sometimes referred to as “revenue sharing”. Ask your salesperson or visit your financial intermediary’s website for more information.

Castlemaine Long/Short Fund Summary

INVESTMENT OBJECTIVE
The Castlemaine Long/Short Fund (the “Fund”) seeks capital appreciation.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Contingent Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.24%
Distribution and/or Service (12b-1) Fees	None
Other Expenses (1)
Dividend expense on securities sold short	0.68%
Brokerage expense on securities sold short	0.15%
Other operating expenses	11.99%
Total Other Expenses	14.06%
Acquired Fund Fees and Expenses(1)	0.05%
Total Annual Fund Operating Expenses	14.11%
Less Management Fee Reductions and Expense Reimbursements(2)	(11.74%)
Total Annual Fund Operating Expenses After Fee Reductions and Expense Reimbursements	2.37%

(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
(2)	Castlemaine LLC (the “Adviser”) has contractually agreed, until December 31, 2018, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding brokerage costs; taxes; interest; acquired fund fees and expenses; costs to organize the Fund; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business and amounts; if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to 1.49% of the Fund’s average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such reductions and reimbursements were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the reduction or reimbursement were incurred. Prior to December 31, 2018, this agreement may not be modified or terminated without the approval of the Board. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until December 31, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$240	$739

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund is a new series and therefore it does not yet have a portfolio turnover rate. Due to its investment strategy, the Fund expects to have a high turnover rate.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by primarily investing in long and short positions in equity securities of both U.S. and foreign issuers (i.e., issuers that are economically tied to countries outside of the U.S.). The Fund’s securities investments include common stocks, other investment companies such as exchange-traded funds (“ETFs”), and depositary receipts such as American Depositary Receipts (“ADRs”). The Fund will typically hedge its currency exposure through foreign currency forward contracts (“forwards”). The Fund may also invest in options and futures on securities. The Fund’s strategies rely on leverage, with most of the Fund’s leverage exposure coming from short positions, forwards, and futures. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in long and short positions, including individual securities and derivatives. The Fund may also focus on sectors, although these sectors may change over time.

The Adviser allocates the Fund’s assets among different asset classes and markets using a top-down risk-allocation approach to portfolio construction. The Fund's asset allocation is derived from the Adviser’s view on global macroeconomic factors such as central bank interest rate policies, economic growth, equity market risk factors, and political risks. The Adviser uses these factors to determine overall gross and net exposure to various assets and markets. The investment selection process is not limited to fundamental security considerations, but the Adviser takes long positions in companies and sectors that are increasing cash flow, improving operating margins, or growing top-line revenues, while taking short positions in those companies and sectors exhibiting a negative trend in the aforementioned fundamental factors. Usually, the Fund’s diversified portfolio will normally be net long (i.e., the market value of the Fund’s long positions will be greater than the market value of the Fund’s short positions), but it may at times invest all of its assets in short positions. This investment latitude allows the Adviser the flexibility in balancing the risk and return profile of the Fund during bull markets (rising asset prices) and bear markets (falling asset prices).

The Fund may sell investments to, among other things, secure gains, limit losses, redeploy assets when the Adviser identifies promising opportunities, or manage cash levels in the Fund’s portfolio.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund is not intended to be complete investment program. The principal risks of an investment in the Fund are generally described below.

Asset Allocation Risk. The Fund invests in a broad array of asset classes and may allocate assets to underperforming asset classes. For example, the Fund may be overweight in a certain asset class when that asset class’ market is falling and the markets for other asset classes are rising.

Derivatives Risk. The use of derivative instruments (e.g., forwards, futures, and options) requires special skills and knowledge of investment techniques that are different from those normally required for purchasing and selling securities. If the Adviser uses a derivative instrument at the wrong time or incorrectly identifies market conditions, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Fund’s return. Derivative instruments may be difficult to value and subject to wide swings in valuation caused by changes in the value of the underlying asset. In addition, the cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

In addition, the Fund’s use of derivatives creates economic leverage, which can magnify the Fund’s potential for gain or loss and therefore amplify the effect of market volatility on the Fund’s share price. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

•	Counterparty Risk. The Fund’s investment in derivatives involves the risks that the counterparty will default on its obligation to pay the Fund.

•	Forwards Risk. Forwards are agreements to buy or sell a specific currency at a future date and at a price set in the future. Forwards are a type of derivative instrument that are individually negotiated and privately traded. Although forwards may reduce the risk of loss from a change in value of a currency, they also limit any potential gains, do not protect against fluctuations in the value of the underlying security, and are subject to additional risk of loss or depreciation due to: unanticipated adverse changes in interest rates, indices, and currency exchange rates; the inability to close out a position; imperfect correlation between a forward and the underlying currency; and tax constraints on closing out positions. The loss on forwards may substantially exceed the amount invested in these instruments.

•	Futures Risk. The loss that may be incurred in futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s Net Asset Value (“NAV”). Additionally, because of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement on each futures contract. Futures transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

•	Options Risk. Options trading is a highly specialized activity that involves unique investment techniques and risks. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations. Options are subject to correlation risk because there may be an imperfect correlation between the options and the underlying asset that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to correctly predict future price fluctuations and the degree of correlation between the options and such assets. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Equity Securities Risk. The prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses.

•	Large-Cap Company Risk. Large-capitalization companies may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•	Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

ETF Risk. Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its NAV. This difference in price may be because the supply and demand in the market for ETF shares is not always identical to the supply and demand for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds and that the Fund receives less than NAV when selling an ETF). Investments in ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. Certain securities comprising the indices tracked by the ETF may temporarily be unavailable, which may further impede the ETF’s ability to track their applicable indices or match their performance. To the extent that the Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.

Foreign Investments Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign markets can be volatile. Foreign investments may be adversely affected by governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets or imposition of higher taxes. Investments in foreign securities involve risks such as differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. The foregoing risks are more pronounced in investments in securities of issuers that are located in or have substantial operations in emerging market countries. ADRs and ETFs investing in foreign securities are subject to risks similar to those associated with direct investments in foreign securities.

•	Currency Risk. The value of the Fund’s foreign investments, as measured in U.S. dollars, is affected by changes in currency exchange rates and exchange control regulations. As a result, the Fund’s exposure to foreign currencies may reduce its returns. Trading of foreign currencies also includes the risk of clearing and settling trades, which, if prices are volatile, may be difficult.

•	Depositary Receipts Risk. Depositary Receipts, including ADRs, are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

High Portfolio Turnover Risk. To the extent that the Fund makes investments on a shorter-term basis (including in derivative instruments and instruments with a maturity of one year or less at the time of acquisition), the Fund will likely trade more frequently and incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.

Leverage Risk. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The NAV of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these illiquid investments at the best prices. Investments in derivatives, non-U.S. investments, restricted securities, securities having small market capitalizations, and securities having substantial market and/or credit and counterparty risk tend to involve greater liquidity risk.

Market Risk. The market value of the securities and derivatives in the Fund’s portfolio may fluctuate resulting from factors affecting an individual company, a market sector, or other factors such as changing economic, political, or overall financial market conditions. Moreover, changing economic, political, or overall financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in such country or geographic region.

New Fund and Manager Risk. The Fund is new and has no operating history. In addition, although the Adviser has experience managing other investment vehicles, it has no experience managing an open-end mutual fund prior to the Fund. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy or growing to an economically viable size.

Sector Risk. The Fund’s investment strategy may result in the Fund having significant over or under exposure to certain industries or market sectors, which may cause the Fund’s performance to be more or less sensitive to developments affecting those industries or market sector.

Short Sales Risk. Short sales in securities that the Fund does not own expose it to the risks associated with those securities, and, therefore, such positions are speculative. The Fund may incur a loss because of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. Short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment.

Strategy Risk. The value of the Fund’s portfolio depends on the judgment of the Adviser about the quality, relative yield, value, or market trends affecting a particular security, industry, sector, country, or region, which may prove to be incorrect. Investment strategies employed by the Adviser in selecting investments for the Fund may not result in meeting the Fund’s investment objective or increasing the value of the Fund’s shares.

Tax Risk. The Fund’s investments and investment strategies, including transactions in derivatives, may be subject to special and complex federal income tax provisions, the effect of which may limit the allowance of or convert the classification of certain losses or deductions; accelerate income to the Fund; subject the Fund to higher tax rates; or change the classification of the Fund’s income. In addition, it is possible that some or a substantial portion of the gains distributed may be categorized as short-term capital gains, which are subject to higher tax rates and long-term capital gains.

Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods. This may cause the Fund’s NAV per share to experience significant increases or declines in value.

PERFORMANCE SUMMARY

The Fund is new and therefore does not have a full calendar year of performance to report. After the Fund has returns for a full calendar year, this Prospectus will provide performance information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-594-0006.

MANAGEMENT OF THE FUND

Castlemaine LLC is the Fund’s investment adviser.

Portfolio Manager	Investment Experience with the Fund	Primary Title with Adviser
Alfredo Viegas	Managing the Fund since its inception in 2015	Chief Investment Officer

PURCHASE AND SALE OF FUND SHARES

Minimum Initial Investment

The minimum investment amount for regular accounts is $1,000,000 for all accounts.

Minimum Additional Investment

Once an account is open, additional purchases of Fund shares may be made at any time in any amount.

General Information

You may purchase or redeem (sell) shares of the Fund on each day that the New York Stock Exchange (“NYSE”) is open for business. Transactions may be initiated by written request, by telephone or through your financial intermediary. Written requests to the Fund should be sent to Castlemaine Long/Short Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. For more information about purchasing and redeeming shares, please see “How to Buy Shares” and “How to Redeem Shares” in this Prospectus or call 1-888-594-0006 for assistance.

TAX INFORMATION

The Fund’s distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or any other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments are sometimes referred to as “revenue sharing”. Ask your salesperson or visit your financial intermediary’s website for more information.

Castlemaine Market Neutral Fund Summary

INVESTMENT OBJECTIVE
The Castlemaine Market Neutral Fund (the “Fund”) seeks total return, consisting of income and capital appreciation.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Contingent Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.24%
Distribution and/or Service (12b-1) Fees	None
Other Expenses (1)
Dividend expense on securities sold short	0.90%
Brokerage expense on securities sold short	0.20%
Other operating expenses	11.54%
Total Other Expenses	13.88%
Acquired Fund Fees and Expenses(1)	0.05%
Total Annual Fund Operating Expenses	13.93%
Less Management Fee Reductions and Expense Reimbursements(2)	(11.29%)
Total Annual Fund Operating Expenses After Fee Reductions and Expense Reimbursements	2.64%

(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
(2)	Castlemaine LLC (the “Adviser”) has contractually agreed, until December 31, 2018, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding brokerage costs; taxes; interest; acquired fund fees and expenses; costs to organize the Fund; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business and amounts; if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to 1.49% of the Fund’s average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such reductions and reimbursements were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the reduction or reimbursement were incurred. Prior to December 31, 2018, this agreement may not be modified or terminated without the approval of the Board. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until December 31, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$267	$820

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund is a new series and therefore it does not yet have a portfolio turnover rate. Due to its investment strategy, the Fund expects to have a high turnover rate.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by using a market neutral strategy, which the Fund defines as a strategy that attempts create a portfolio that has a low correlation to the fluctuation in the general U.S. equity markets. The Adviser seeks to implement this strategy by investing in long and short positions of equity securities and options on securities.

The Adviser will allocate the Fund’s assets among different asset classes and markets using a top-down risk-allocation approach to portfolio construction. The Fund’s asset allocation is derived from the Adviser’s view on global macroeconomic factors such as central bank interest rate policies, economic growth, equity market risk factors, and political risks. The Adviser uses these factors to determine overall gross and net exposure to various assets and markets. The Adviser generally seeks to build a portfolio of offsetting investments where securities are paired with other securities that often exhibit a high negative correlation of price movement. Therefore, as the value of securities markets increase (or decrease), the value of the paired asset will inversely decrease (or increase), which generates a market-neutral return. The Fund’s portfolio will alternate between net long (i.e., the market value of the Fund’s long positions will be greater than the market value of the Fund’s short positions) and net short (i.e., the market value of the Fund’s short positions will be greater than the market value of the Fund’s long positions) exposure depending on market conditions. This investment latitude allows the Adviser to have the flexibility in balancing the risk and return profile of the Fund.

Long and Short Securities Strategy. The Fund primarily invests in both long and short positions in equity securities of both U.S. and foreign issuers (i.e., issuers that are economically tied to countries outside of the U.S.), including issuers from emerging markets. The Fund’s securities investments include common stocks, other investment companies such as exchange-traded funds (“ETFs”), and depositary receipts such as American Depositary Receipts (“ADRs”). Additionally, The Fund will typically hedge its currency exposure through foreign currency forward contracts (“forwards”). The Fund may invest in issuers of any size and it may focus on economic sector; although the sectors that the Fund focuses on may change over time. The Fund’s strategies rely on leverage, with most of the Fund’s leverage exposure coming from short positions and forwards.

Options on Securities Strategy. The Fund will also write (sell) call and put options on equity indexes or ETFs, including covered call and put options. The Fund may sell call options on broad-based or sector-specific U.S. and foreign securities. The Fund may also buy put options, on both individual securities and indices, to help protect it from potential market declines.

The Fund may sell investments to, among other things, secure gains, limit losses, redeploy assets when the Adviser identifies promising opportunities, or manage cash levels in the Fund’s portfolio.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund is not intended to be complete investment program. The principal risks of an investment in the Fund are generally described below.

Asset Allocation Risk. The Fund invests in a broad array of asset classes and may allocate assets to that underperforming asset classes. For example, the Fund may be overweight in a certain asset class when that asset class’ market is falling and the markets for other asset classes are rising.

Derivatives Risk. The use of derivative instruments (e.g., forwards and options) requires special skills and knowledge of investment techniques that are different from those normally required for purchasing and selling securities. If the Adviser uses a derivative instrument at the wrong time or incorrectly identifies market conditions, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Fund’s return. Derivative instruments may be difficult to value and subject to wide swings in valuation caused by changes in the value of the underlying asset. In addition, the cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

In addition, the Fund’s use of derivatives creates economic leverage, which can magnify the Fund’s potential for gain or loss and therefore amplify the effect of market volatility on the Fund’s share price. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

•	Counterparty Risk. The Fund’s investment in derivatives involves the risks that the counterparty will default on its obligation to pay the Fund.

•	Forwards Risk. Forwards are agreements to buy or sell a specific currency at a future date and at a price set at the time of the transaction. Forwards are a type of derivative instrument that are individually negotiated and privately traded agreements. Although forwards may reduce the risk of loss from a change in value of a currency, they also limit any potential gains, do not protect against fluctuations in the value of the underlying security, and are subject to additional risk of loss or depreciation due to: unanticipated adverse changes in interest rates, indices, and currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a forward and the underlying currency; and tax constraints on closing out positions. The loss on forwards may substantially exceed the amount invested in these instruments.

•	Options Risk. Options trading is a highly specialized activity that involves unique investment techniques and risks. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations. Options are subject to correlation risk because there may be an imperfect correlation between the options and the underlying asset that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to correctly predict future price fluctuations and the degree of correlation between the options and such assets. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Equity Securities Risk. The prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses.

•	Large-Cap Company Risk. Large-capitalization companies may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•	Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

ETF Risk. Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be because the supply and demand in the market for ETF shares is not always identical to the supply and demand for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds and that the Fund receives less than NAV when selling an ETF). Investments in ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. Certain securities comprising the indices tracked by the ETF may temporarily be unavailable, which may further impede the ETF’s ability to track their applicable indices or match their performance. To the extent that the Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.

Foreign Investments Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign markets can be volatile. Foreign investments may be adversely affected by governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets or imposition of higher taxes. Investments in foreign securities involve risks such as differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. The foregoing risks are more pronounced in investments in securities of issuers that are located in or have substantial operations in emerging market countries.

•	Currency Risk. The value of the Fund’s foreign investments, as measured in U.S. dollars, is affected by changes in currency exchange rates and exchange control regulations. As a result, the Fund’s exposure to foreign currencies may reduce its returns. Trading of foreign currencies also includes the risk of clearing and settling trades, which, if prices are volatile, may be difficult.

•	Depositary Receipts Risk. Depositary Receipts are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

•	Emerging Markets Risk. Investments in emerging markets involve all of the risks of foreign investments (see below), and have additional risks. The markets of developing countries have been more volatile than the markets of developed countries. Many emerging markets companies are dependent on a small number of products and lack substantial capital reserves. In addition, emerging markets often have less developed legal and financial systems.

High Portfolio Turnover Risk. To the extent that the Fund makes investments on a shorter-term basis (including in derivative instruments and instruments with a maturity of one year or less at the time of acquisition), the Fund will likely trade more frequently and incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.

Leverage Risk. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments, the Fund has the risk of magnified capital losses from losses affecting the underlying asset. Leverage may involve the creation of a liability that requires the Fund to pay interest. As a result of these risks, the NAV of the Fund employing leverage will be more volatile and sensitive to market movements.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell at their fair value. Investments in derivatives, foreign investments, restricted securities, and small- and mid-cap securities tend to involve greater liquidity risk.

Market Neutral Strategy Risk. The Fund’s “market neutral” investment strategy may not be successful in limiting expose to the equity markets as a whole or in generating any income. The Fund’s use of long positions in combination with short sales and options may not be successful and may result in greater losses or lower returns than if the Fund held only long positions. When there is a bull market (i.e., most equity securities are increasing in value), the Fund is expected to underperform the market due in part to the Fund’s short positions, which will likely lose money.

Market Risk. The market value of the securities and derivatives in the Fund’s portfolio may fluctuate resulting from factors affecting an individual company, a market sector, or other factors such as changing economic, political, or overall financial market conditions. Moreover, changing economic, political, or overall financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in such country or geographic region.

New Fund and Manager Risk. The Fund is new and has no operating history. In addition, although the Adviser has experience managing other investment vehicles with substantially similar strategies, it has no experience managing a mutual fund prior to the Fund. Accordingly, investors in the Fund bear the risk that the Adviser may not be successful in implementing the Fund’s investment strategy or growing the Fund to an economically viable size.

Short Sales Risk. Short sales in securities that the Fund does not own expose it to the risks associated with those securities, and, therefore, such positions are speculative. The Fund may incur a loss because of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. Short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment.

Tax Risk. The Fund’s investments and investment strategies, including transactions in derivatives, may be subject to special and complex federal income tax provisions, the effect of which may limit the allowance of or convert the classification of certain losses or deductions; accelerate income to the Fund; subject the Fund to higher tax rates; or change the classification of the Fund’s income. In addition, it is possible that some or a substantial portion of the gains distributed may be categorized as short-term capital gains, which are subject to higher tax rates and long-term capital gains.

PERFORMANCE SUMMARY

The Fund is new and therefore does not have a full calendar year of performance to report. After the Fund has returns for a full calendar year, this Prospectus will provide performance information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-594-0006.

MANAGEMENT OF THE FUND

Castlemaine LLC is the Fund’s investment adviser.

Portfolio Manager	Investment Experience with the Fund	Primary Title with Adviser
Alfredo Viegas	Managing the Fund since its inception in 2015	Chief Investment Officer

PURCHASE AND SALE OF FUND SHARES

Minimum Initial Investment

The minimum investment amount for regular accounts is $1,000,000 for all accounts.

Minimum Additional Investment

Once an account is open, additional purchases of Fund shares may be made at any time in any amount.

General Information

You may purchase or redeem (sell) shares of the Fund on each day that the New York Stock Exchange (“NYSE”) is open for business. Transactions may be initiated by written request, by telephone or through your financial intermediary. Written requests to the Fund should be sent to Castlemaine Market Neutral Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. For more information about purchasing and redeeming shares, please see “How to Buy Shares” and “How to Redeem Shares” in this Prospectus or call 1-888-594-0006 for assistance.

TAX INFORMATION

The Fund’s distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or any other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments are sometimes referred to as “revenue sharing”. Ask your salesperson or visit your financial intermediary’s website for more information.

Castlemaine Multi-Strategy Fund Summary

INVESTMENT OBJECTIVE
The Castlemaine Multi-Strategy Fund (the “Fund”) seeks capital appreciation.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Contingent Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.24%(1)
Distribution and/or Service (12b-1) Fees	None
Other Expenses (2)
Dividend expense on securities sold short	0.23%
Brokerage expenses on securities sold short	0.05
Other operating expenses	10.88%
Total Other Expenses	12.40%
Acquired Fund Fees and Expenses(2)	1.04%
Total Annual Fund Operating Expenses	13.44%
Less Management Fee Reductions and Expense Reimbursements(3)	(11.13%)
Total Annual Fund Operating Expenses After Fee Reductions and Expense Reimbursements	2.31%

(1)	The Fund will not be subject to a management fee on that portion of the Fund’s net assets invested in other investment companies advised by the Adviser. The portion of the Fund invested in other investments (investments other than investments in investment companies advised by the Adviser) will be subject to a management fee of 1.24%.
(2)	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
(3)	Castlemaine LLC (the “Adviser”) has contractually agreed, until December 31, 2018, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding brokerage costs; taxes; interest; acquired fund fees and expenses; costs to organize the Fund; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business and amounts; if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to 0.99% of the Fund’s average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such reductions and reimbursements were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the reduction or reimbursement were incurred. Prior to December 31, 2018, this agreement may not be modified or terminated without the approval of the Board. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until December 31, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$234	$721

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund is a new series and therefore it does not yet have a portfolio turnover rate.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by using a flexible allocation strategy that includes both direct investments in securities and investments in affiliated and unaffiliated investment companies, including mutual funds, closed-end funds, and exchange-traded funds (“ETFs”), that employ various investment strategies as discussed below. Typically, Fund’s portfolio will consist of about 50% of its net assets invested in affiliated funds (i.e., investment companies advised by the Adviser), including Castlemaine Emerging Markets Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, Castlemaine Market Neutral Fund, and other funds that may be managed by the Adviser in the future. The balance of the Fund’s portfolio will normally be invested in unaffiliated funds and directly in equity securities that provide exposure to other strategies. The Adviser may change the Fund’s target allocation between strategies and between affiliated fund and unaffiliated funds (including adding or deleting funds) without prior approval or notice to shareholders.

In implementing its investment strategy, the Fund will rely on Section 12(d)(1)(G) and Rule 12d1-2 under the Investment Company Act of 1940, as amended (the “1940 Act”). Section 12(d)(1)(G) and Rule 12d1-2 impose certain investment limitations on the Fund’s investment in affiliated funds and generally limit the Fund’s investments to affiliated funds, certain types of unaffiliated funds, government securities, short-term paper, securities, and money market funds.

Fund-of-Funds Strategy. Through the “fund-of-funds” strategy, the Fund seeks a portfolio of underlying investment companies that are intended to provide the optimal mix of performance and volatility. The Adviser normally will allocate the Fund’s fund-of-funds assets across four or more of the following strategies:

•	Long/Short Equity – The Fund invest in both the long and short sides of equity markets.

•	Event Driven – The Fund will seek to profit from the price difference between a security’s current market price and the anticipated value to be delivered through the successful completion of an extraordinary corporate transaction or other event such as a merger, spin-off, recapitalization, tender offer, or other restructurings.

•	Market Neutral – The Fund will seek to profit from exploiting pricing relationships between different equities, bonds, or other related securities while typically hedging exposure to overall equity market movements.

•	Emerging Markets Long/Short – The Fund will invest in both the long and short sides of securities of issuers that are economically tied to emerging markets.

•	Macro-Risk Parity - This strategy will invest globally across stocks, bonds, currencies, and commodities. It will allocate smaller amounts of capital to riskier assets and larger amounts of capital to less risky assets. Unlike a traditional portfolio that seeks investment diversification by invested capital, this strategy will seek an investment allocation that targets a specific level of volatility or risk.

•	Global Macro - This strategy will seek to profit from investing in changes in currencies, commodity prices, debt and equity securities, and market volatility in global economies and asset classes.

•	Unconstrained Bonds - This strategy invests across a broad range of global debt sectors with a goal of generating income while preserving capital. Interest rate risk will be dynamically monitored and portfolio duration will vary and could be negative at times. This strategy will invest across the entire credit spectrum from highly-rated government obligations to below-investment-grade bonds (also known as “junk bonds”). This strategy may invest in derivatives such as forwards, futures, options, and swaps, including credit default swaps. The derivative investments may allow the strategy to obtain long or short exposures to select currencies, interest rates, countries, duration, or credit risks.

•	Managed Futures - This strategy will invest across a broad range of listed futures contracts and options.

•	Convertible Arbitrage - This strategy will invest in convertible securities, short positions on equity securities, and listed options on equity securities. This strategy seeks to find technical or fundamental mispricing by identifying changes in credit ratings or the volatility profile of the underlying securities.

•	Capital Structure Arbitrage - This strategy seeks to generate returns through a portfolio of offsetting investments where securities are paired with other securities that often exhibit a high negative correlation of price movement. Therefore, as the value of securities markets increase (or decrease), the value of the paired asset will inversely decrease (or increase), which generate a market-neutral return.

Direct Investment Strategy. The Fund may also make direct investments in both long and short positions in equity securities of domestic and foreign issuers (i.e., those issuers that are economically tied to a foreign market), including issuers from emerging markets. The types of equity securities in with the Fund may make direct investments include common stocks, depositary receipts, and options on these securities. The Fund’s direct investment strategy will seek to gain exposure to investment strategies other than those listed above, or to reduce the Fund’s portfolio risk by employing hedging strategies, particularly for interest rate risk. The Fund may invest in issuers of any size. The Fund expects to use leverage, which will vary and is expected to be used for investment exposure and risk management; most of the Fund’s leverage exposure will come from short positions and forwards.

Since under normal market conditions a significant majority of the Fund’s assets will be invested in affiliated and unaffiliated investment companies, the Fund is a “fund-of-funds”. The term “fund of funds” is typically used to describe mutual funds, such as the Fund, who primary investment strategy involves investment in other investment companies. The Fund may sell investments to, among other things, secure gains, limit losses, redeploy assets when the Adviser identifies promising opportunities, or manage cash levels in the Fund’s portfolio.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund is not intended to be complete investment program. The principal risks of an investment in the Fund are generally described below.

Asset Allocation Risk. The Fund invests in a broad array of asset classes and may allocate assets to that underperforming asset classes. For example, the Fund may be overweight in a certain asset class when that asset class’ market is falling and the markets for other asset classes are rising.

Equity Securities Risk. The prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses.

•	Large-Cap Company Risk. Large-capitalization companies may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•	Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

ETF Risk. Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be because the supply and demand in the market for ETF shares is not always identical to the supply and demand for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds and that the Fund receives less than NAV when selling an ETF). Investments in ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. Certain securities comprising the indices tracked by the ETF may temporarily be unavailable, which may further impede the ETF’s ability to track their applicable indices or match their performance. To the extent that the Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.

Foreign Investments Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign markets can be volatile. Foreign investments may be adversely affected by governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets or imposition of higher taxes. Investments in foreign securities involve risks such as differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. The foregoing risks are more pronounced in investments in securities of issuers that are located in or have substantial operations in emerging market countries. ETFs investing in foreign securities are subject to risks similar to those associated with direct investments in foreign securities.

•	Currency Risk. The value of the Fund’s foreign investments, as measured in U.S. dollars, is affected by changes in currency exchange rates and exchange control regulations. As a result, the Fund’s exposure to foreign currencies may reduce its returns. Trading of foreign currencies also includes the risk of clearing and settling trades, which, if prices are volatile, may be difficult.

•	Depositary Receipts Risk. Depositary Receipts, including ADRs, are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

•	Emerging Markets Risk. Investments in emerging markets involve all of the risks of foreign investments (see below), and have additional risks. The markets of developing countries are generally more volatile than the markets of developed countries. Many emerging markets companies are dependent on a small number of products and lack substantial capital reserves. In addition, emerging markets often have less developed legal and financial systems.

Fund-of-Funds Structure Risk. The Fund’s investment strategy is subject to the limitations on the types of securities the Fund is allowed to invest in under the 1940 Act, including the limitations under Section 12(d)(1)(G) and Rule 12d1-2, as discussed above. These limitations may restrict the ability of the Fund to invest in certain investments that other investment companies can invest in or that the Adviser would otherwise wish to purchase for the Fund.

In addition, investments in ETFs and other investment companies (e.g., open end and closed end mutual funds) subject the Fund to paying its proportionate share of fees and expenses from those investments. In other words, by investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. In addition, under the 1940 Act, the Fund is subject to restrictions that may limit the amount of any particular ETF or other investment company that the Fund may own. Further, the Fund is indirectly subject to the risks associated with the types of investments being made by underlying ETF or other investment company in which the Fund may invest, such as:

•	Underlying Equity Funds Risk. Underlying equity funds are subject to the risk that stock prices will fall (or rise for short positions) due to an issuer’s performance or economic trends or developments that affect the issuer’s industry or sector. Such price changes may result in a decline the value of the underlying fund’s shares. The risks of investing in underlying equity funds include risks specific to their investment strategies, such as investment-style risk and specific market capitalization risks.

•	Underlying Debt Funds Risk. The prices of an underlying debt fund’s securities are affected by economic trends and developments, particularly interest rate changes, as well as investor perceptions on the creditworthiness of individual issuers, including governments. In addition to interest rate risk, other principal risks of underlying debt funds include call risk, credit quality risk, and liquidity risk.

•	Underlying Liquid Alternative Funds Risk. Underlying liquid alternative funds invest in equity and debt securities, along with derivatives, such as forwards, futures, options, or swaps. The use of such derivatives may expose an underlying fund to additional risks that it would not be subject to if it invested directly in securities. These additional risks could cause an underlying fund to experience losses to which it would otherwise not be subject. An underlying fund may use derivatives to gain exposure to (or hedge exposure against) a particular market, currency or instrument, to adjust the underlying fund's duration or attempt to manage interest rate risk, and for certain other purposes consistent with its investment strategy. An underlying fund may not fully benefit from or may lose money on derivative investments.

Leverage Risk. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis, the Fund has the risk of magnified capital losses from losses affecting the underlying asset. Leverage may involve the creation of a liability that requires the Fund to pay interest. As a result of these risks, the NAV of the Fund employing leverage will be more volatile and sensitive to market movements.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell at their fair value. Investments in foreign investments, restricted securities, and small- and mid-cap securities tend to involve greater liquidity risk.

Options Risk. Options trading is a highly specialized activity that involves unique investment techniques and risks. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations. Options are subject to correlation risk because there may be an imperfect correlation between the options and the underlying asset that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to correctly predict future price fluctuations and the degree of correlation between the options and such assets. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Market Risk. The market value of the securities in the Fund’s portfolio may fluctuate resulting from factors affecting an individual company, a market sector, or other factors such as changing economic, political, or overall financial market conditions. Moreover, changing economic, political, or overall financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in such country or geographic region.

New Fund and Manager Risk. The Fund is new and has no operating history. In addition, although the Adviser has experience managing other investment vehicles with substantially similar strategies, it has no experience managing a mutual fund prior to the Fund. Accordingly, investors in the Fund bear the risk that the Adviser may not be successful in implementing the Fund’s investment strategy or growing the Fund to an economically viable size.

Tax Risk. The Fund’s investments and investment strategies, including transactions that may be subject to special and complex federal income tax provisions, the effect of which may limit the allowance of or convert the classification of certain losses or deductions; accelerate income to the Fund; subject the Fund to higher tax rates; or change the classification of the Fund’s income. In addition, it is possible that some or a substantial portion of the gains distributed may be categorized as short-term capital gains, which are subject to higher tax rates and long-term capital gains.

PERFORMANCE SUMMARY

The Fund is new and therefore does not have a full calendar year of performance to report. After the Fund has returns for a full calendar year, this Prospectus will provide performance information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-594-0006.

MANAGEMENT OF THE FUND

Castlemaine LLC is the Fund’s investment adviser.

Portfolio Manager	Investment Experience with the Fund	Primary Title with Adviser
Alfredo Viegas	Managing the Fund since its inception in 2015	Chief Investment Officer

PURCHASE AND SALE OF FUND SHARES

Minimum Initial Investment

The minimum investment amount for regular accounts is $1,000,000 for all accounts.

Minimum Additional Investment

Once an account is open, additional purchases of Fund shares may be made at any time in any amount.

General Information

You may purchase or redeem (sell) shares of the Fund on each day that the New York Stock Exchange (“NYSE”) is open for business. Transactions may be initiated by written request, by telephone or through your financial intermediary. Written requests to the Fund should be sent to the Castlemaine Multi-Strategy Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. For more information about purchasing and redeeming shares, please see “How to Buy Shares” and “How to Redeem Shares” in this Prospectus or call 1-888-594-0006 for assistance.

TAX INFORMATION

The Fund’s distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or any other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments are sometimes referred to as “revenue sharing”. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION REGARDING THE FUND’S INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective

Below is a summary of the investment objective and principal investment strategy for Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, Castlemaine Market Neutral Fund, and Castlemaine Multi-Strategy Fund (each a “Fund” and collectively, the “Funds” or “Castlemaine Funds”). Castlemaine LLC (the “Adviser”) is the investment adviser for each Fund.

Fund	Investment Goal	Principal Investments
Castlemaine Emerging Markets Opportunities Fund	Provide high total return high total return, consisting of income and capital appreciation
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (including borrowings for investment purposes) in securities and other investments that are related to companies or governments economically tied to emerging markets.

Castlemaine Event Driven Fund	Seeks capital appreciation
The Fund seeks to achieve its investment objective through a hedged event-driven strategy that primarily invests in long and short positions of equity securities, including exchange-traded funds (“ETFs”), preferred stock, warrants, and options on these securities, depositary receipts such as American Depositary Receipts (“ADRs”), and derivatives such as futures and options on futures.

Castlemaine Long/Short Fund	Seeks capital appreciation
The Fund seeks to achieve its investment objective by primarily investing in long and short positions in equity securities of both U.S. and foreign issuers (i.e., issuers that are economically tied to countries outside of the U.S.).

Castlemaine Market Neutral Fund	Seeks total return, consisting of income and capital appreciation
The Fund seeks to achieve its investment objective by using a strategy that attempts to achieve a low correlation to the U.S. equity markets. The Adviser seeks to reduce correlation by investing in long and short positions of equity securities and options on securities.

Castlemaine Multi-Strategy Fund	Seeks capital appreciation
The Fund seeks to achieve its investment objective by using a flexible allocation strategy that includes both direct investments in securities and investments in affiliated and unaffiliated investment companies, including mutual funds, closed-end funds, and ETFs, that employ alternative investment strategies.

Certain of the Funds have adopted policies to invest, under normal circumstances, at least 80% of the value of a Fund’s “assets” in certain types of investments suggested by its name (the “80% Policy”). For purposes of these 80% Policies, the term “assets” means net assets plus the amount of borrowings for investment purposes. A Fund must comply with its 80% Policy at the time the Fund invests its assets. Accordingly, when a Fund no longer meets the 80% requirement because of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings, but would have to make any new investments in such a way as to comply with the 80% Policy.

The Board of Trustees (the “Board”) has reserved the right to change the investment objective or 80% Policy of a Fund without shareholder approval upon at least 60 days’ prior written notice to shareholders.

Principal Risks of Investing in the Funds

The risks that apply to your investment in a Fund are listed below in a table of principal risks, followed by a description of each risk. Further information about each Fund’s investment risks is available in the SAI.

Risks	Emerging Markets Opportunities Fund	Event Driven Fund	Long/ Short Fund	Market Neutral Fund	Multi- Strategy Fund
Arbitrage and Event Risk		X
Asset Allocation Risk	X		X	X	X
Counterparty Risk	X	X	X	X
Currency Risk	X	X	X	X	X
Depositary Receipts Risk	X	X	X	X	X
Derivatives Risk	X	X	X	X
Equity Securities Risk	X	X	X	X	X
Emerging Markets Risk	X			X	X
ETF Risk	X	X	X	X	X
Event-Driven Strategies Risk		X
Foreign Investments Risk	X	X	X	X	X

Risks	Emerging Markets Opportunities Fund	Event Driven Fund	Long/ Short Fund	Market Neutral Fund	Multi- Strategy Fund
Forwards Risk	X	X	X	X
Fund-of-Funds Structure Risk					X
Futures Risk		X	X
Hedging Transaction Risk		X
High Portfolio Turnover Risk	X	X	X	X
IPO and SEO Risk		X
Large-Cap Company Risk	X	X	X	X	X
Leverage Risk	X	X	X	X	X
Liquidity Risk	X	X	X	X	X
Market Neutral Strategy Risk				X
Market Risk	X	X	X	X	X
New Fund and Manager Risk	X	X	X	X	X
Options Risk			X	X	X
Preferred Stock and Warrants Risk	X	X
Quantitative Model Risk		X
Regional Focus Risk	X

Risks	Emerging Markets Opportunities Fund	Event Driven Fund	Long/ Short Fund	Market Neutral Fund	Multi- Strategy Fund
Sector Risk		X	X
Short Sales Risk	X	X	X	X
Small-Cap and Mid-Cap Company Risk	X	X	X	X
Strategy Risk	X	X	X
Tax Risk	X	X	X	X	X
Volatility Risk		X	X

Arbitrage and Event Risk. Employing arbitrage and event strategies involves the risk that anticipated opportunities may not play out as planned, resulting in potentially reduced returns or losses to the Fund as it unwinds failed trades.

Asset Allocation Risk. The Fund invests in a broad array of asset classes and may allocate assets to that underperforming asset classes. For example, the Fund may be overweight in a certain asset class when that asset class’ market is falling and the markets for other assets are rising.

Counterparty Risk. The Fund’s investment in derivatives involves the risks that the counterparty will default on its obligation to pay the Fund. The Fund may enter into various types of derivative contracts. These derivative contracts may be privately negotiated in the over-the-counter (“OTC”) market. These contracts involve exposure to credit risk of the counterparty, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract or such payments may be delayed, and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund.

Currency Risk. The Fund may invest directly and indirectly in foreign currency or in securities that track the performance of a foreign currency against another currency, whether the U.S. dollar or another foreign currency. As a result, the value of the Fund’s assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. In addition, the Fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods causing the Fund’s NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments. The Fund’s exposure to foreign currencies subjects it to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund. Trading of foreign currencies also includes the risk of clearing and settling trades that, if prices are volatile, may be difficult.

Depositary Receipts Risk. Depositary Receipts include American Depositary Receipts and Global Depositary Receipts. Depositary Receipts are receipts that evidence ownership of underlying securities issued by a foreign issuer. Depositary Receipts are generally issued by a bank or trust company to buyers as a substitute for direct ownership of a foreign security and are traded on stock exchange in the bank’s country. Depositary Receipts in registered form are designed for use in that country’s securities markets. Depositary Receipts may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. The depositary of an unsponsored Depositary Receipts is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited security. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Investments in Depositary Receipts are subject to risks similar to those associated with direct investments in foreign securities.

Derivatives Risk. The Fund may invest in, or enter into, derivatives for a variety of reasons, including hedging certain market or interest rate risks, to provide a substitute for purchasing or selling particular securities, or for speculative purposes to increase potential returns. The use of derivative instruments (e.g., forwards, futures, and options) requires special skills and knowledge of investment techniques that are different from those normally required for purchasing and selling securities. In addition, the Fund’s use of derivatives creates economic leverage, which can magnify the Fund’s potential for gain or loss and therefore amplify the effect of market volatility on the Fund’s share price. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Generally, derivatives are a financial contract whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivative instruments the Fund may use include options contracts, futures contracts, forward currency contracts, structured notes, swap agreements, credit derivatives, and options on such investments, which are described below. Derivatives may provide a cheaper, quicker, or more specifically focused way for the Fund to invest than “traditional” securities would. The Adviser, however, may decide not to employ some or all of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed.

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which each portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a disproportionately large potential impact on the Fund’s performance.

If the Fund invests in derivatives at inopportune times or the Adviser misjudges market conditions, such investments may lower the Fund’s return or result in a loss. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund was unable to liquidate their positions because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for derivatives.

Derivatives may be purchased on established exchanges or OTC. Exchange-traded derivatives generally are guaranteed by the clearing agency that is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. In contrast, no clearing agency guarantees OTC derivatives. Therefore, each party to an OTC derivative bears the risk that the counterparty will default. Accordingly, the Adviser will consider the creditworthiness of counterparties to OTC derivatives in the same manner as it would review the credit quality of a security to be purchased by the Fund. OTC derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

The Fund will be required to “set aside” (often referred to as “asset segregation”) liquid assets, or engage in other U.S. Securities and Exchange Commission (“SEC”) or staff-approved measures, to “cover” open positions with respect to certain kinds of derivatives. In the case of futures contracts and forward contracts that are not contractually required to cash settle, for example, the Fund must set aside liquid assets equal to such contracts’ full notional value while the positions are open. With respect to futures contracts and forward contracts that are contractually required to cash settle, however, the Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. By setting aside assets equal to only its net obligations under cash-settled futures contracts, the Fund may employ more leverage than if it were required to segregate assets equal to the full notional value of such contracts. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions that the SEC or its staff may articulate regarding asset segregation.

Emerging Markets Risk. The Fund may invest directly and indirectly in emerging market equity and debt securities. In addition to the general risk of investing in foreign securities, investing in emerging markets can involve greater and unique risks than those associated with investing in more developed markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than securities markets of the U.S. and other developed markets. The risks of investing in emerging markets include greater social, political, and economic uncertainties. Emerging market economics are often dependent upon a few commodities or natural resources that may be significantly adversely affected by volatile price movements against those commodities or natural resources. Emerging market countries may experience high levels of inflation and currency devaluation and have fewer potential buyers for investments. The securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages and protections of markets or legal systems in more developed countries. Some emerging market countries may have previously failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. Additionally, if settlements do not keep pace with the volume of securities transactions, they may be delayed, potentially causing the Fund’s assets to be uninvested, or causing it to miss investment opportunities or potential returns. Because of these various risks, investments in emerging markets are considered speculative and may be highly volatile.

Equity Securities Risk. The Fund may invest in equity securities, both directly and indirectly. The equity portion of the Fund’s portfolio will generally be comprised of common stock and preferred stock of issuers in emerging markets, and exchange-traded funds related to such markets. The Fund’s equity investments may include securities traded on domestic or foreign exchanges or on the over-the-counter market. The prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund. Market declines may continue for an indefinite period, and investors should understand that during temporary or extended bear markets, the value of equity securities will likely decline.

ETF Risk. The Fund may invest in other investment companies (including ETFs) and will indirectly bear the management, service and other fees of those other investment companies in which it invests in addition to its own expenses. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. ETFs typically hold a portfolio of securities designed to track the performance of a particular index. Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be because the supply and demand for ETF shares is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds and that the Fund receives less than NAV when selling an ETF). Investments in ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the index it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Fund invests may incur expenses not incurred by their applicable indices.

Risks Related to ETF NAV and Market Price. The market value of an ETF’s shares may differ from its NAV. This difference in price may be because the prevailing supply and demand in the market for ETF shares is not always identical to the supply and demand in the market for the ETF’s underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

Event-Driven Strategies Risk. Generally, the success of event-driven strategies depends on the success of the prediction of whether the anticipated corporate event occurs or is consummated. Investing in or seeking exposure to companies in anticipation of an event carries the risk that the event may not happen or may take considerable time to unfold, it may happen in modified or conditional form, or the market may react differently than expected for the event, in which case the Fund may experience loss or fail to achieve a desired rate of return. For example, the consummation of mergers, exchange offers, tender offers and other similar transactions or of restructurings, liquidations, spin-offs or other special situations can be prevented or delayed, or the terms changed, by a variety of factors. If the proposed transaction later appears unlikely to be consummated or is delayed, the market price of the securities may decline by more than the difference between the purchase price and the anticipated consideration to be paid, resulting in a loss to the Fund. The Fund may also incur losses unwinding its event driven and distressed positions in the event that a proposed merger or other corporate event does not occur as expected by the Adviser or the Adviser determines the position no longer represents an attractive investment opportunity for the Fund and its shareholders. In addition, certain events, such as companies emerging from bankruptcy or restructurings resulting from bankruptcy, carry additional risks because of the issuer’s financial fragility and the likelihood that its management has little experience with bankruptcy, and the securities of such companies may be more likely to lose value than the securities of more financially stable companies. It also may be difficult to obtain complete financial information about companies involved in certain situations. Event driven strategies may fail when adequate information about the event is unavailable or information available is improperly analyzed. The actions of other market participants may also disrupt the events on which the Fund’s strategy depends. The Fund expects to employ strategies that are not designed to benefit from general market appreciation or improved economic conditions in the global economy. Accordingly, the Fund can be expected to underperform the markets under certain market conditions, such as periods when there is rapid appreciation in the markets.

Foreign Investments Risk. The Fund may invest in securities issued by foreign governments, foreign corporations, or ETFs, or it may invest in derivative transactions that economically tie the investment to foreign issuers. Foreign markets can be volatile. Foreign securities involve special risks, which are not typically associated with investing in U.S. securities. Issuers of foreign securities may not be subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange (the “NYSE”), and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures, and in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities.

Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor’s agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization; expropriation; the imposition of additional withholding or confiscatory taxes; political, social, or economic instability; diplomatic developments that could affect investments in those countries; or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

Forwards Risk. Forwards are agreements to buy or sell a specific currency at a future date and at a price set in the future. Forwards are a type of derivative instrument that are individually negotiated and privately traded. Although forwards may reduce the risk of loss from a change in value of a currency, they also limit any potential gains, do not protect against fluctuations in the value of the underlying security, and are subject to additional risk of loss or depreciation due to: unanticipated adverse changes in interest rates, indices, and currency exchange rates; the inability to close out a position; imperfect correlation between a forward and the underlying currency; and tax constraints on closing out positions. The loss on forwards may substantially exceed the amount invested in these instruments.

Fund-of-Funds Structure Risk. Investments in ETFs and other investment companies (e.g. open end and closed end mutual funds) subject the Fund to paying its proportionate share of fees and expenses from those investments. In addition, under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), the Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Fund may own.

Since the Fund is a “fund of funds”, your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of a fund’s distributions and therefore may increase the amount of your tax liability.

Under the 1940 Act, the Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Fund from allocating its investments in the manner the Adviser considers optimal, or cause the Adviser to select an investment other than that which the Adviser considers optimal.

The Fund’s investment in ETFs and other investment companies will subject the Fund indirectly to the risks associated with the types of investments being made by the underlying ETF or other investment company in which the Fund invests, such as:

•	Underlying Equity Funds Risk. Underlying equity funds are subject to the risk that stock prices will fall (or rise for short positions) due to an issuer’s performance or economic trends or developments that affect the issuer’s industry or sector. Such price changes may result in a decline the value of the underlying fund’s shares. The risks of investing in underlying equity funds include risks specific to their investment strategies, such as investment-style risk and specific market capitalization risks.

•	Underlying Debt Funds Risk. The prices of an underlying debt fund’s securities are affected by economic trends and developments, particularly interest rate chances, as well as investor perceptions on the creditworthiness of individual issuers, including governments. In addition to interest rate risk, other principal risks of underlying debt funds include call risk, credit quality risk, and liquidity risk.

•	Underlying Liquid Alternative Funds Risk. Underlying liquid alternative funds invest in derivatives, such as forwards, futures, options, or swap agreements, to pursue their investment goals. The use of such derivatives may expose an underlying fund to additional risks that it would not be subject to if it invested directly in securities, including the counterparty credit risk. These additional risks could cause an underlying fund to experience losses to which it would otherwise not be subject. An underlying fund may use derivatives to gain exposure to (or hedge exposure against) a particular market, currency or instrument, to adjust the underlying fund's duration or attempt to manage interest rate risk, and for certain other purposes consistent with its investment strategy. An underlying fund may not fully benefit from or may lose money on derivative investments.

In addition, the Fund’s investment strategy, like in the case of the Castlemaine Multi-Strategy Fund, is subject to the limitations on the types of investments the Fund is allowed to invest under the 1940 Act, including the limitations under Section 12(d)(1)(G) and Rule 12d1-2, as discussed above. These limitations may restrict the ability of the Fund to invest in certain investments that other investment companies can invest in or that the Adviser would otherwise wish to purchase for the Fund.

Futures Risk. The loss that may be incurred in futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, because of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement on each futures contract. Futures transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Hedging Transactions Risk. The Adviser may employ various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs (such as trading commissions and fees).

High Portfolio Turnover Risk. The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the securities. The Fund’s portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares. High portfolio turnover rates will generally result in higher transaction costs to the Fund, including brokerage commissions, and may result in additional tax consequences to the Fund’s shareholders. To the extent that the Fund makes investments on a shorter-term basis (including in derivative instruments and instruments with a maturity of one year or less at the time of acquisition), the Fund will likely trade more frequently and incur a higher portfolio turnover rate.

Initial Public Offering (“IPO”) and Seasoned Equity Offerings (“SEO”) Risk. IPOs or “New Issues” are initial public offerings of equity securities. “SEOs” are secondary equity offerings. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs or SEOs may be highly volatile or may decline shortly after the initial public offering or seasoned equity offering.

Large-Cap Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Leverage Risk. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis, or purchasing derivative instruments, the Fund has the risk of magnified capital losses from losses affecting the underlying asset. Leverage may involve the creation of a liability that requires the Fund to pay interest. As a result of these risks, the NAV of the Fund employing leverage will be more volatile and sensitive to market movements. Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The Fund is subject to the federal securities laws, the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, the Fund must “set aside” liquid assets (often referred to as “asset segregation”), or engage in other SEC- or staff-approved measures, to “cover” open positions with respect to certain kinds of instruments. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell at their fair value. Investments in derivatives, foreign investments, restricted securities, and small- and mid-cap securities tend to involve greater liquidity risk. The Fund may invest up to 15% of its net assets in illiquid securities, which are typically securities that cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include:

•	securities that are not readily marketable;

•	certain derivative investments, including forwards, futures, options, and swaps;

•	repurchase agreements and time deposits with a notice or demand period of more than seven days; and

•	certain restricted securities, unless the Adviser determines, subject to the oversight of the Board, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A (“144A Securities”) and is liquid.

144A Securities may be resold to a qualified institutional buyer (“QIB”) without registration and without regard to whether the seller originally purchased the security for investment. Investing in 144A Securities may decrease the liquidity of the Fund’s portfolio to the extent that QIBs become for a time uninterested in purchasing these securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Under the supervision of the Board, the Adviser determines the liquidity of the Fund’s investments, and through reports from the Adviser, the Board monitors investments in illiquid instruments. In determining the liquidity of the Fund’s investments, the Adviser may consider various factors including: (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the marketplace for trades (including the ability to assign or offset the Fund’s rights and obligations relating to the investment). If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. An investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.

Market Neutral Strategy Risk. The Fund’s “market neutral” investment strategy may not be successful in limiting expose to the equity markets as a whole or in generating any income. The Fund’s use of long positions in combination with short sales and options may not be successful and may result in greater losses or lower returns than if the Fund held only long positions. When there is a bull market (i.e., most equity securities are increasing in value), the Fund is expected to underperform the market due in part to the Fund’s short positions, which will likely lose money.

Market Risk. The market value of the securities and derivatives in the Fund’s portfolio may fluctuate resulting from factors affecting an individual company, a market sector, or other factors such as changing economic, political, or overall financial market conditions. Moreover, changing economic, political, or overall financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in such country or geographic region.

New Fund and Manager Risk. The Fund is new and has no operating history. In addition, although the Adviser has experience managing other investment vehicles, it has no previous experience managing a mutual fund prior, although the portfolio manager does have such prior experience. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy or growing to an economically viable size.

Options Risk. Options give the holder of the option the right to buy (or to sell) a position in an underlying asset, at a set price and time. Options trading is a highly specialized activity that involves unique investment techniques and risks. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations. Options are subject to correlation risk because there may be an imperfect correlation between the options and the underlying asset that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to correctly predict future price fluctuations and the degree of correlation between the options and such assets. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Preferred Stock and Warrants Risks. In addition to equity risk, preferred stocks are subject to risks similar to debt securities, such as interest rate and credit risk. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein). The Fund may purchase preferred stock, warrants, and rights, or it may acquire ownership of such investments by virtue of its ownership of common stocks. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. Preferred stocks may include the obligation to pay a stated dividend. The price of preferred stocks could depend more on the size of the dividend than on the company’s performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect the price of preferred stock.

Warrants are essentially options to purchase equity securities at specific prices and are valid for a specific period. Rights are similar to warrants, but generally have a shorter duration and are distributed directly by the issuer to its shareholders. Until the warrant or right is exercised, the holders of warrants and rights have no voting rights, receive no dividends, and will have no rights with respect to the assets of the issuer. Investments in warrants and rights involve certain risks, including illiquidity, volatility, and failure of the price of the underlying asset to reach or have reasonable prospects of reaching a level at which the warrant or right can be prudently exercised (in which event the warrant or right may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Quantitative Model Risk. Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on proprietary quantitative models and information, and data supplied by third parties (“Models”). Models are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments. Models may be subject to programming errors, poor data sets, and disruptions or obsolesce in technology. When Models prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models may prove to be unsuccessful. Some of the Models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the Adviser’s quantitative models will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

Regional and Country Focus Risk. To the extent that the Fund concentrates its investments in a particular region or country, the Fund will be highly sensitive to financial, economic, political and other developments affecting that region or country, and conditions that negatively impact that region or country will have a greater impact on the Fund as compared to a fund that does not have holding similarly concentrated or is more geographically diversified. Events negatively affecting such region or country are therefore likely to cause the value of the Fund’s shares to decrease, perhaps significantly.

Sector Risk. The Fund’s investment strategy may result in the Fund having significant over or under exposure to certain industries or market sectors, which may cause the Fund’s performance to be more or less sensitive to developments affecting those industries or market sector. In addition, to the extent the Fund has significant investment exposure in an industry or market sector, such exposure may present more risk than if the Fund’s investments were more evenly exposed in various industries and market sectors.

Short Sales Risk. The Fund may engage in short selling of securities. In a short sale, the Fund sells stock that it does not own, making delivery with securities “borrowed” from a broker. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends and interest that accrues during the borrowing period. In order to borrow the security, the Fund must usually pay a fee that would increase the cost of selling a security short. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

The Fund will incur a loss because of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Excluding any dividend and interest payments, the Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any dividends and interest the Fund must pay in connection with the short sale.

Since the Fund does not own the securities sold until the position is closed out, it must deposit in a segregated account with a custodial bank an amount of cash or liquid assets sufficient to cover the Fund’s short positions. While the short position is open, the Fund monitors daily the segregated account’s balance to ensure that it meets the relevant collateral requirements.

The Fund may also engage in short sales if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale “against the box”. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

In the view of the SEC, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is “against the box”, the securities sold short are placed in a segregated account (not with the broker), or the Fund’s obligation to deliver the securities sold short is otherwise “covered” (by earmarking assets as cover in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale, not including the proceeds from the short sale). To the extent a Fund engages in short sales, it will comply with these requirements.

Because making short sales in securities that it does not own exposes the Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund may incur a loss because of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. Short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment.

Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than larger companies. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile than larger capitalization companies may. Because small- and mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Therefore, the securities of small- and mid-cap companies may be subject to greater price fluctuations. Small- and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies are. Small- and mid-cap companies may not be widely followed by investors, which can lower the demand for their stock.

Strategy Risk. The value of the Fund’s portfolio depends on the judgment of the Adviser about the quality, relative yield, value, or market trends affecting a particular security, industry, sector, country, or region, which may prove to be incorrect. Investment strategies employed by the Adviser in selecting investments for the Fund may not result in meeting the Fund’s investment objective or increasing the value of the Fund’s shares.

Tax Risk. The Fund’s investments and investment strategies, including transactions in derivatives, may be subject to special and complex federal income tax provisions, the effect of which may limit the allowance of or convert the classification of certain losses or deductions; accelerate income to the Fund; subject the Fund to higher tax rates; or change the classification of the Fund’s income. In addition, it is possible that some or a substantial portion of the gains distributed may be categorized as short-term capital gains, which are subject to higher tax rates and long-term capital gains.

Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods. This may cause the Fund’s NAV to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.

In addition to the strategies and risks described in the summary, the Funds may invest in other types of securities whose risks are described below or in the Fund’s Statement of Additional Information (“SAI”).

Investments in Money Market Instruments and Temporary Defensive Positions. Each Fund will typically hold a portion of its assets in cash or cash equivalent securities, including short-term debt securities, repurchase agreements and money market mutual fund shares (collectively with cash, “Money Market Instruments”). Each Fund may invest in Money Market Instruments to maintain liquidity or pending the selection of investments. Occasionally, a Fund may, but should not be expected to, take temporary defensive positions in attempting to respond to adverse market, economic, political, or other conditions, and in doing so, may invest up to 100% of its assets in Money Market Instruments. When a Fund invests in a money market mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. To the extent a Fund holds other registered investment companies, including money market mutual funds, the Fund will incur acquired fund fees and expenses (as defined by the SEC). Anytime a Fund takes a temporary defensive position, it may not achieve its investment objective.

CFTC Regulation Risk. To the extent a Fund makes investments regulated by the Commodity Futures Trading Commission (the “CFTC”), the Fund intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA. If a Fund is unable to comply with the requirements of Rule 4.5, the Fund may be required to modify its investment strategies or be subject to CFTC registration requirements, either of which may have an adverse effect on the Fund.

Other Investment Companies. A Fund may invest in securities issued by other investment companies to the extent permitted by the 1940 Act, the rules thereunder, SEC staff interpretations thereof, or applicable exemptive relief granted by the SEC. The Castlemaine Multi-Strategy Fund invests primarily in other investment companies in reliance on Section 12(d)(1)(G) of the 1940 Act.

Additional Information. Whether a Fund is an appropriate investment for an investor will depend largely upon the investor’s financial resources and individual investment goals and objectives.

Portfolio Holdings and Disclosure Policy. A description of the Funds’ policies and procedures for the disclosure of its portfolio holdings is available in the Fund’s SAI.

FUND MANAGEMENT

The Investment Adviser

Castlemaine LLC, located at 250 West 57th Street, Suite 2032, New York, New York 10107, serves as the investment adviser to the Funds. The Adviser provides the Funds with a continuous program of investing the Funds’ assets and determining the composition of each Fund’s portfolio. The Adviser is a limited liability company organized under the laws of Delaware, and it began operations in 2015. Although the principals of the Adviser have investment management experience, the Adviser does not have experience as an investment adviser to a mutual fund prior to the Funds’ inception.

For its services, each Fund pays the Adviser a monthly investment advisory fee (the “Management Fee”) at the annualized rate below, based on the Fund’s average daily net assets.

Fund	Management Fee
Castlemaine Emerging Markets Opportunities Fund	1.24%
Castlemaine Event Driven Fund	1.24%
Castlemaine Long/Short Fund	1.24%
Castlemaine Market Neutral Fund	1.24%
Castlemaine Multi-Strategy Fund	1.24%*

*	The Fund will not be subject to a management fee on that portion of the Fund’s net assets invested in affiliated fund (i.e., investment companies advised by the Adviser, such as the other Castlemaine Funds listed above). The portion of the Fund’s portfolio invested in other types of investments (other than affiliated funds) will be subject to a management fee of 1.24%.

The Adviser has contractually agreed under an Expense Limitation Agreement to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding brokerage costs; taxes; interest; acquired fund fees and expenses; costs to organize the Fund; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business and amounts; if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) at the annualized rate below, based on the Fund’s average daily net assets.

Fund	Expense Limit	Expiration Date
Castlemaine Emerging Markets Opportunities Fund	1.49%	December 31, 2018
Castlemaine Event Driven Fund	1.49%
Castlemaine Long/Short Fund	1.49%
Castlemaine Market Neutral Fund	1.49%
Castlemaine Multi-Strategy Fund	0.99%

Under the terms of the Expense Limitation Agreement, Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such reductions and reimbursements were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to the expiration date, the Expense Limitation Agreement may not be modified or terminated without the approval of the Board. After the expiration date, the Expense Limitation Agreement may continue from year-to-year provided such continuance is approved by the Board. The Expense Limitation Agreement may be terminated by the Adviser or the Board, without approval by the other party, at the end of the then current term upon not less than 90 days’ notice to the other party as set forth in the Expense Limitation Agreement. The Expense Limitation Agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

A discussion regarding the basis of the Board’s approval of the Funds’ investment advisory contract with the Adviser will be available in the Funds’ Semi-Annual Report for the period ending April 30, 2016.

Portfolio Manager

Alfredo Viegas is the Chief Investment Officer and Chief Compliance Officer for the Adviser. Mr. Viegas has been with the Adviser since its inception in 2015. From 2012 to 2015, Mr. Viegas was a Managing Director and portfolio manager at Nomura Securities where he managed a proprietary global emerging markets credit portfolio. From 2009 to 2012, Mr. Viegas served as a Managing Director, and emerging-markets strategist at Knight Capital Group. Prior to that, he served as a Partner and portfolio manager at Tiedemann Investment Group where he managed a global, multi-asset, event-drive hedge fund. Earlier in his career, Mr. Viegas served as a portfolio manager at other institutions where he managed both mutual funds and private funds. Mr. Viegas has a B.A. in Classics and History from Wesleyan University, and a M.S. in Astronomy.

The SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager and his ownership of shares of each Fund.

The Administrator and Transfer Agent

Ultimus Fund Solutions, LLC (“Ultimus” or the “Transfer Agent”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Funds’ administrator, transfer agent and fund accounting agent. Management and administrative services of Ultimus include (i) providing office space, equipment and officers and clerical personnel to the Funds, (ii) obtaining valuations, calculating NAVs and performing other accounting, tax and financial services, (iii) recordkeeping, (iv) regulatory reporting services, (v) processing shareholder account transactions and disbursing dividends and distributions, and (vi) administering custodial and other third-party service provider contracts on behalf of the Funds.

The Distributor

Ultimus Fund Distributors, LLC (the “Distributor”) is the Funds’ principal underwriter and serves as the exclusive agent for the distribution of each Fund’s shares. The Distributor may sell each Fund’s shares to or through qualified securities dealers or other approved entities.

The SAI has more detailed information about the Adviser and other service providers.

HOW THE FUND VALUES ITS SHARES

Each Fund’s NAV is calculated as of the close of regular trading on the NYSE (generally 4:00 p.m., Eastern Time) on each day that the NYSE is open for business. Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. To calculate NAV, each Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. Each Fund generally values its portfolio securities at their current market values determined based on available market quotations. However, if market quotations are not available or are considered unreliable due to market or other events, portfolio securities will be valued at their fair values, as of the close of regular trading on the NYSE, as determined in good faith under procedures adopted by the Board. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV are based on the consideration by the Fund of a number of subjective factors and therefore may differ from quoted or published prices for the same securities. To the extent the assets of a Fund are invested in other registered investment companies, and not listed on an exchange the Fund’s NAV is calculated based upon the NAVs reported by such registered investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. To the extent that a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders of the Fund will not be able to purchase or redeem the Fund’s shares.

Your order to purchase or redeem shares is priced at the NAV next calculated after your order is received in proper form by the Fund. An order is considered to be in “proper form” if it includes all necessary information and documentation related to a purchase or redemption, and payment in full of the purchase amount.

HOW TO BUY SHARES

Shares are available for purchase from each Fund every day the NYSE is open for business, at the NAV next calculated after receipt of a purchase order in proper form. Each Fund reserves the right to reject any purchase request. Investors who purchase shares through a broker-dealer or other financial intermediary may be charged a fee by such broker-dealer or intermediary. Each Fund mails you confirmations of all purchases or redemptions of Fund shares if shares are purchased directly through the Fund. Certificates representing shares are not issued.

Minimum Initial Investment

The minimum initial investment for regular accounts in each Fund is $1,000,000. This minimum investment requirement may be waived or reduced for any reason at the discretion of the Fund.

Opening an Account

An account may be opened by mail or bank wire if it is submitted in proper form, as follows:

By Mail. To open a new account by mail:

•	Complete and sign the account application.
•	Enclose a check payable to the applicable Fund.
•	Mail the application and the check to the Transfer Agent at the following address:
Castlemaine Funds
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
 Cincinnati, Ohio 45246-0707

Shares will be issued at the NAV next computed after receipt of your application and check. All purchases must be made in U.S. dollars and checks must be drawn on U.S. financial institutions. The Funds do not accept cash, drafts, “starter” checks, travelers’ checks, credit card checks, post-dated checks, cashier’s checks under $10,000, or money orders. In addition, the Funds do not accept checks made payable to third parties. When shares are purchased by check, the proceeds from the redemption of those shares will not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days from the date of purchase. If an order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or other fees incurred by the Fund or the Transfer Agent in the transaction.

By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

By Wire. To open a new account by wire of federal funds, call the Transfer Agent at 1-888-594-0006 to obtain the necessary information to instruct your financial institution to wire your investment. A representative will assist you in obtaining an account application, which must be completed, signed and faxed (or mailed) to the Transfer Agent before payment by wire will be accepted.

The Funds require advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of a Fund. An order, following proper advance notification to the Transfer Agent, is considered received when the Fund’s custodian, receives payment by wire. If your account application was faxed to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. See “Opening an Account – By Mail” above. Your financial institution may charge a fee for wiring funds. Shares will be issued at the NAV next computed after receipt of your wire in proper form.

Through Your Broker or Financial Institution. Shares of each Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form. These organizations are authorized to designate other intermediaries to receive purchase orders on each Fund’s behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through a Fund. These organizations may be the shareholders of record of your shares. The Funds are not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

Subsequent Investments

Once an account is open, additional purchases of Fund shares may be made at any time in any amount. Additional purchases must be submitted in proper form as described below. Additional purchases may be made:
•	By sending a check, made payable to the applicable Fund, Castlemaine Funds c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Be sure to note your account number on the memo line of your check. The shareholder will be responsible for any fees incurred or losses suffered by the Fund because of any check returned for insufficient funds.
•	By wire to the Fund account as described under “Opening an Account – By Wire”. Shareholders are required to call the Transfer Agent at 1-888-594-0006 before wiring funds.
•	Through your brokerage firm or other financial institution.

Automatic Investment Plan and Direct Deposit Plans

You may make automatic monthly investments in a Fund from your bank, savings and loan, or other depository institution. The minimum investments under the automatic investment plan must be at least $100 under the plan and are made on the 15th and last business day of the month. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days written notice, to make reasonable charges. Your depository institution may impose its own charge for making transfers from your account.

Your employer may offer a direct deposit plan, which will allow you to have all or a portion of your paycheck transferred automatically to purchase shares of the Fund. Social Security recipients may have all or a portion of their social security check transferred automatically to purchase shares of a Fund. Please call 1-888-594-0006 for more information about the automatic investment plan and direct deposit plans.

Purchases in Kind

Each Fund may accept securities in lieu of cash in payment for the purchase of shares of the Fund. The acceptance of such securities is at the sole discretion of the Adviser based upon the suitability of the securities as an investment for the Fund, the marketability of such securities, and other factors that the Fund may deem appropriate. If accepted, the securities will be valued using the same criteria and methods utilized for valuing securities to compute the Fund’s NAV.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

•	Name;
•	Date of birth (for individuals);
•	Residential or business street address (although post office boxes are still permitted for mailing); and
•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. In that case, your redemption proceeds may be worth more or less than your original investment. The Funds are not responsible for any loss incurred due to inability to verify your identity.

Frequent Trading Policies

Frequent purchases and redemptions of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of the Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of the Fund’s shares. The Funds do not accommodate frequent purchases or redemptions of Fund shares.

The Board has adopted policies and procedures in an effort to detect and prevent market timing in the Funds, who, through their service providers, monitors shareholder-trading activity to ensure it complies with these policies. The Funds prepare reports illustrating purchase and redemption activity to detect market-timing activity. When monitoring shareholder purchases and redemptions, the Funds do not apply a quantitative definition to frequent trading. Instead they use a subjective approach that permits them to reject any purchase orders that it believes may be indicative of market timing or disruptive trading. The right to reject a purchase order applies to any purchase order, including a purchase order placed by financial intermediaries. The Funds may also modify any terms or conditions of purchase of Fund shares or withdraw all or any part of the offering made by this Prospectus. The Funds’ policies and procedures to prevent market timing are applied uniformly to all shareholders. These actions, in the Board’s opinion, should help reduce the risk of abusive trading in the Funds.

When financial intermediaries establish omnibus accounts in a Fund for the intermediary’s clients, the Fund reviews trading activity at the omnibus account level and looks for activity that may indicate potential frequent trading or market timing. If a Fund detects suspicious trading activity, it will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary or its client. Each intermediary that offers a Fund’s shares through an omnibus account has entered into an information sharing agreement with the Fund designed to assist them in stopping future disruptive trading. Intermediaries may apply frequent trading policies that differ from those described in this Prospectus. If you invest in a Fund through an intermediary, please read that firm’s program materials carefully to learn of any rules or fees that may apply.

Although the Funds have taken steps to discourage frequent purchases and redemptions of Fund shares, it cannot guarantee that such trading will not occur.

HOW TO EXCHANGE SHARES

Shares of a Fund may be exchanged at NAV for the same class of shares of any other Fund advised by the same Adviser. You must meet the minimum investment requirements for the Fund into which you are exchanging. The exchange of shares of one Fund for shares of another Fund is treated, for federal income tax purposes, as a sale on which you may realize a taxable gain or loss.

Shares of the Fund acquired by means of an exchange will be purchased at the NAV next determined after acceptance of the exchange request by the Fund. Exchanges may be made by sending a written request to the Transfer Agent, or by calling 1-888-594-0006. Please provide the following information:

•	Your name and telephone number;

•	The exact name of your account and your account number;

•	Taxpayer identification number (usually your Social Security number);

•	Dollar value or number of shares to be exchanged;

•	The name of the Fund from which the exchange is to be made; and

•	The name of the Fund into which the exchange is being made.

The registration and taxpayer identification numbers of the two accounts involved in the exchange must be identical. To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Funds reserve the right to terminate or modify the exchange privilege upon 60 days’ notice to shareholders.

The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Funds will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.

HOW TO REDEEM SHARES

Shares of each Fund may be redeemed on any day on which the Fund computes its NAV. Shares are redeemed at their NAV next determined after the Transfer Agent receives your redemption request in proper form as described below. Redemption requests may be made by mail or by telephone.

By Mail. You may redeem shares by mailing a written request to the applicable Fund, Castlemaine Funds c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Written requests must state the shareholder’s name, the account number and the shares or dollar amount to be redeemed and be signed exactly as the shares are registered.

Signature Guarantees. If the shares to be redeemed have a value of greater than $50,000, or if the payment of the proceeds of a redemption of any amount is to be sent to a person other than the shareholder of record or to an address other than that on record with the Fund, you must have all signatures on written redemption requests guaranteed. If the name(s) or the address on your account has changed within the previous 15 days of your redemption request, the request must be made in writing with your signature guaranteed, regardless of the value of the shares being redeemed. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the (Securities Transfer Agents Medallion Program “STAMP”) sponsored by the Securities Transfer Association. Signature guarantees from financial institutions that do not participate in STAMP will not be accepted. A notary public cannot provide a signature guarantee. The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions. The Funds and the Transfer Agent reserve the right to amend these standards at any time without notice.

Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Transfer Agent’s procedures may be obtained by calling the Transfer Agent.

By Telephone. Unless you specifically decline the telephone redemption privilege on your account application, you may also redeem shares having a value of $50,000 or less by telephone by calling the Transfer Agent at 1-888-594-0006.

Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund. Account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above. Upon request, redemption proceeds of $100 or more may be transferred electronically from an account you maintain with a financial institution by an Automated Clearing House (“ACH”) transaction, and proceeds of $1,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders may be charged a fee of $15 by the Fund’s custodian for outgoing wires.

The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

Through Your Financial Intermediary. You may also redeem your shares in a Fund through a financial intermediary that has been authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form. These organizations are authorized to designate other intermediaries to receive redemption orders on the Fund’s behalf. Each Fund calculates its NAV as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). Your financial intermediary may require a redemption request to be received, in proper form, at an earlier time during the day in order for your redemption to be effective as of the day the order is received. These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent.

Receiving Payment

The Funds normally make payment for all shares redeemed within 7 days after receipt by the Transfer Agent of a redemption request in proper form. Under unusual circumstances as permitted by the SEC, the Funds may suspend the right of redemption or delay payment of redemption proceeds for more than 7 days. A requested wire of redemption proceeds normally will be sent on the business day following the redemption request. However, when shares are purchased by check or through ACH, the proceeds from the redemption of those shares will not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

Minimum Account Balance

Due to the high cost of maintaining shareholder accounts, a Fund may involuntarily redeem shares in an account, and pay the proceeds to the shareholder, if the shareholder’s account balance falls below $1,000,000 due to shareholder redemptions. This does not apply, however, if the balance falls below the minimum solely because of a decline in the Fund’s NAV. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.

Automatic Withdrawal Plan

If the shares in your account have a value of at least $5,000, you (or another person you have designated) may receive monthly or quarterly payments in a specified amount of not less than $100 each. There is currently no charge for this service, but the Transfer Agent reserves the right, upon 30 days written notice, to make reasonable charges. Telephone the Transfer Agent toll-free at 1-888-594-0006 for additional information.

Redemptions in Kind

Each Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind”. This would be done only under extraordinary circumstances and if the Fund deems it advisable for the benefit of all shareholders, such as a very large redemption that could affect operations (for example, more than 1% of the Fund’s net assets). A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed. If a Fund redeems your shares in kind, you will bear the market risks associated with the securities paid as redemption proceeds. In addition, when you sell these securities, you will pay brokerage charges associated with selling the securities. The securities will be subject to market risk until sold.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Income dividends and net capital gain distributions, if any, are normally declared and paid annually by each Fund in December. Your distributions of dividends and capital gains will be automatically reinvested in additional shares of the Fund unless you elect to receive them in cash. Each Fund’s distributions of income and capital gains, whether received in cash or reinvested in additional shares, will be subject to federal income tax.

Each Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. Each Fund intends to distribute its income and gains in such a way that it will not be subject to a federal excise tax on certain undistributed amounts.

Distributions attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates. In the case of corporations that hold shares of a Fund, certain income from the Fund may qualify for a 70% dividends-received deduction. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long you have held your Fund shares.

When you redeem Fund shares, you generally realize a capital gain or loss as long as you hold the shares as capital assets. Except for investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, and tax-exempt investors that do not borrow to purchase Fund shares, any gain realized on a redemption of Fund shares will be subject to federal income tax.

You will be notified by February 15 of each year about the federal tax status of distributions made by the Fund during the prior year. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes.

Federal law requires the Funds to withhold taxes on distributions paid to shareholders who fail to provide a social security number or taxpayer identification number or fail to certify that such number is correct. Foreign shareholders may be subject to special withholding requirements.

Because everyone’s tax situation is not the same, you should consult your tax professional about federal, state, and local tax consequences of an investment in any Fund.

FINANCIAL HIGHLIGHTS

Because the Funds are new, there is no financial or performance information included in this Prospectus for them. The fiscal year end of each Fund is August 31 of each year. Once the information becomes available, you may request a copy of this information by calling the Funds at 1-888-594-0006.

CUSTOMER PRIVACY NOTICE

FACTS	WHAT DOES THE CASTLEMAINE FUNDS (each a “Fund”) DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
▪    Social Security number
▪    Assets
▪    Retirement Assets
▪    Transaction History
▪    Checking Account Information
▪    Purchase History
▪    Account Balances
▪    Account Transactions
▪    Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons the Fund chooses to share, and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-594-0006

Who we are
Who is providing this notice?
Castlemaine Emerging Markets Opportunities Fund
Castlemaine Event Driven Fund
Castlemaine Long/Short Fund
Castlemaine Market Neutral Fund
Castlemaine Multi-Strategy Fund
Ultimus Fund Distributors, LLC (Distributor)
Ultimus Fund Solutions, LLC (Administrator)

What we do
How does the Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?
We collect your personal information, for example, when you
▪    Open an account
▪    Provide account information
▪    Give us your contact information
▪    Make deposits or withdrawals from your account
▪    Make a wire transfer
▪    Tell us where to send the money
▪    Tell us who receives the money
▪    Show your government-issued ID
▪    Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
▪    Sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪    Affiliates from using your information to market to you
▪    Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Castlemaine LLC, the investment adviser to the Fund, could be deemed an affiliate.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ The Fund does not jointly market.

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FOR ADDITIONAL INFORMATION

Additional information about each Fund is included in the SAI, which is incorporated by reference in its entirety.

Additional information about each Fund’s investments will be available in the Annual and Semi-Annual Reports to shareholders. In the Fund’s Annual Report, you will find a discussion of the market conditions and strategies that significantly affected the Fund’s performance during its last fiscal year.

To obtain a free copy of the SAI, the Annual and Semi-Annual Reports or other information about a Fund, or to make inquiries about a Fund, please call Toll-Free:

1-888-594-0006

This Prospectus, the SAI, and the most recent shareholder reports are also available without charge upon written request to the applicable Fund at:

Castlemaine Funds
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
 Cincinnati, Ohio 45246-0707

Only one copy of a Prospectus or an Annual or Semi-Annual Report will be sent to each household address. This process, known as “Householding”, is used for most required shareholder mailings. (It does not apply to confirmations of transactions and account statements, however). You may request an additional copy of a Prospectus or an Annual or Semi-Annual Report at any time by calling or writing the Funds. You may also request that Householding be eliminated from all your required mailings.

Information about each Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission’s Internet site at http://www.sec.gov. Copies of information on the Securities and Exchange Commission’s Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File No. 811-22680

Statement of Additional Information
December 28, 2015

CASTLEMAINE FUNDS

Castlemaine Emerging Markets Opportunities Fund (CNEMX)

Castlemaine Event Driven Fund (CNEVX)

Castlemaine Long/Short Fund (CNLSX)

Castlemaine Market Neutral Fund (CNMNX)

Castlemaine Multi-Strategy Fund (CNMSX)

Each a series of
ULTIMUS MANAGERS TRUST
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

This Statement of Additional Information (“SAI”) should be read in conjunction with the Prospectus for Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, Castlemaine Market Neutral Fund, and Castlemaine Multi-Strategy Fund (each a “Fund” and collectively the “Castlemaine Funds” or “Funds”) dated December 28, 2015, which may be supplemented from time to time (the “Prospectus”). This SAI is incorporated by reference in its entirety into the Prospectus. Because this SAI is not itself a prospectus, no investment in shares of a Fund should be made solely upon the information contained herein. Copies of the Prospectus may be obtained without charge, upon request, by writing each Fund at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246 or by calling toll-free 1-888-594-0006.

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Table of Contents
ADDITIONAL INFORMATION ON INVESTMENTS, STRATEGIES, AND RISKS	1
INVESTMENT RESTRICTIONS	28
CALCULATION OF SHARE PRICE	30
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	31
SPECIAL SHAREHOLDER SERVICES	32
MANAGEMENT OF THE TRUST	32
INVESTMENT ADVISER	37
PORTFOLIO TRANSACTIONS	39
THE DISTRIBUTOR	40
OTHER SERVICE PROVIDERS	41
GENERAL INFORMATION	42
ADDITIONAL TAX INFORMATION	46
FINANCIAL STATEMENTS	50
APPENDIX A - DESCRIPTION OF RATINGS	51
APPENDIX B – LIST OF OFFICERS	57
APPENDIX C – TRUST’s PROXY VOTING POLICIES AND PROCEDURES	62
APPENDIX D – CASTLEMAINE’S PROXY VOTING POLICY	64

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STATEMENT OF ADDITIONAL INFORMATION

Each Fund is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end management investment company. The Funds’ investments are managed by Castlemaine LLC, a Delaware limited liability company (the “Adviser”). For further information on the Funds, please call 1-888-594-0006.

ADDITIONAL INFORMATION ON INVESTMENTS, STRATEGIES, AND RISKS

Information contained in this SAI expands upon information contained in the Prospectus. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that each Fund’s investment programs will be successful. Investors should carefully review the descriptions of the Fund’s investments and their risks described in the Prospectus and this SAI. No investment in shares of a Fund should be made without first reading its Prospectus.

General Investment Risks. Prices of securities in which the Funds invest may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities a Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Funds to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all securities, which could also result in losses for the Funds. Market declines may continue for an indefinite period, and investors should understand that during temporary or extended bear markets, the value of equity securities will likely decline.

Asset-Backed Securities (“ABS”) Risk. The Funds may invest in Collateralized Mortgage Obligations (“CMOs”) and in other ABS backed by loans such as automobile loans, credit card receivables, marine loans, recreational vehicle loans and manufactured housing loans. Typically ABS represent undivided fractional interests in a trust whose assets consist of a pool of loans and security interests in the collateral securing the loans. Payments of principal and interest on ABS are passed through monthly to certificate holders and are usually guaranteed up to a certain amount and time period by a letter of credit issued by a financial institution. In some cases ABS are divided into senior and subordinated classes to enhance the quality of the senior class. Underlying loans are subject to risks of prepayment, which may reduce the overall return to certificate holders. If the letter of credit is exhausted and the full amounts due on underlying loans are not received because of unanticipated costs, depreciation, damage, or loss of the collateral securing the contracts, or other factors, certificate holders may experience delays in payment or losses on ABS. The Funds may invest in other ABS (e.g., equipment trust certificates), including those that may be developed in the future.

Borrowing Money. The Funds may, subject to the restrictions of the Investment Company Act of 1940, as amended (the “1940 Act”), borrow money from banks as a temporary measure. For example, a Fund may borrow money to meet redemption requests or for extraordinary or emergency purposes. In the event a Fund borrows money under these conditions, such borrowing could increase the Fund’s costs and thus reduce the value of the Fund’s assets.

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Commodities Instruments. The Funds may obtain exposure to commodities indirectly by investing in (1) exchange-traded funds (“ETFs”) that invest in securities of companies engaged in the production and distribution of commodities and commodity-related products; (2) exchange-traded notes (“ETNs”) that are linked to the returns of one or more commodity indices that reflect the potential return on leveraged and unleveraged investments in futures contracts of physical commodities, plus interest that could be earned on cash collateral, and minus the issuer’s fee (see “Exchange-Traded Notes” below); and (3) such other instruments as deemed appropriate from time to time. Through these investments, a Fund may be exposed to a wide variety of commodity sectors, including, without limitation, agriculture, livestock, base/industrial metals, oil, energy, and precious metals.

Exposure to commodities may result in losses for the Fund. Commodity prices, and the value of stocks of companies exposed to commodities, can be extremely volatile and are affected by a wide range of factors, including market movements, supply and demand imbalances, inflationary trends or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”), and relationships among OPEC members and between OPEC and oil importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. Increased demand for commodities by emerging market countries may result in shortages and cause prices to rise, potentially resulting in speculative investments in commodities. In addition, for a Fund’s exposure to commodities indirectly through companies in the commodities sector and ETNs, there are additional risks to the Fund as there is no guarantee that those companies’ investments and business strategies relating to commodities will be successful, and the value of the Fund’s investments in ETFs or other instruments exposed to companies in the commodities sector, and the value of the companies themselves, may fluctuate more than the value of the relevant underlying commodity or commodities or commodity index.

Commodity-Linked Notes. The Funds may invest in commodity-linked notes and other related instruments. Commodity-linked notes and other related instruments purchased by the Funds are generally privately negotiated debt obligations where the principal paid to the Fund by the counterparty at maturity or redemption is determined by reference to the performance of a specific reference commodity or group of commodities or commodity index. The principal amount payable upon maturity or redemption may fluctuate, depending upon changes in the value of the reference commodity or index. The terms of a commodity-linked note may provide that, in certain circumstances where the value of the reference commodity or index substantially declines, no principal is due to the buyer of the commodity-linked note at maturity and, therefore, may result in a total loss of invested capital by the Fund. The principal payments that may be made on a commodity-linked note may vary widely, depending on a variety of factors, including the volatility of the reference commodity or index. Commodity-linked notes may be positively or negatively indexed, so the appreciation of the reference commodity may produce an increase or a decrease in the value of the principal at maturity. The rate of return on commodity-linked notes may be determined by applying a multiplier to the performance or differential performance of reference commodities or indices. Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss. The purchase of commodity-linked notes exposes a Fund to the credit risk of the issuer of the commodity-linked product. Commodity-linked notes may also be more volatile, illiquid, and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.

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Common Stock. The Funds may purchase common stock. Prices of common stock may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose stock a Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Funds to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all stocks, which also result in losses for the Funds. Market declines may continue for any indefinite period, and investors should understand that during temporary or extended bear markets, the value of common stocks would decline.

Convertible Securities. Although the equity investments of the Fund consists primarily of common and preferred stocks, the Fund may invest in securities convertible into common stock if, for example, the Adviser believes that a company’s convertible securities are undervalued in the market.

The Fund may invest in convertible bonds. Convertible bonds are fixed-income securities that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible bonds are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also provides the investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock. Like other debt securities, the value of a convertible bond tends to vary inversely with the level of interest rates. However, to the extent that the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible bond will be increasingly influenced by its conversion value (the security's worth, at market value, if converted into the underlying common stock). Although to a lesser extent than with fixed-income securities, the market value of convertible bonds tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible bonds tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

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If a convertible security is converted into common stock, the Fund may hold the common stock for an extended period of time. Prices of common stock may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose stock a Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all stocks, which could also result in losses for the Funds. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of common stocks will decline.

Corporate and Municipal Fixed-Income Securities. The Funds may invest directly and indirectly in corporate or municipal fixed income securities. Corporate and municipal fixed income securities purchased by the Funds may be of any credit quality, maturity, or yield. Accordingly, a Fund’s fixed income securities may include “investment grade” securities (those rated at least Baa by Moody’s Investors Service, Inc. (“Moody’s”), BBB by Standard & Poor’s Rating Service (“S&P”) or Fitch, Inc. (“Fitch”) or, if not rated, of equivalent quality in the Adviser’s opinion). In addition, a Fund’s fixed income securities may include lower-rated fixed income securities including, without limitation, “junk” bonds whose ratings are below investment grade. Fixed income securities rated Baa by Moody’s or BBB by S&P or Fitch may be considered speculative and are subject to risks of non-payment of interest and principal. Fixed income securities rated lower than Baa by Moody’s or lower than BBB by S&P or Fitch are generally considered speculative and subject to significant risks of non-payment of interest and principal and greater market fluctuations than higher-rated fixed-income securities. Descriptions of the quality ratings of Moody’s, S&P, and Fitch are included as Appendix A to this SAI. While the Adviser utilizes the ratings of various credit rating services as one factor in establishing creditworthiness, it relies primarily upon its own analysis of factors establishing creditworthiness.

High-Yield Debt Securities or Junk Bonds. As discussed above, the Funds may invest directly and indirectly in debt securities that are lower-rated debt securities or, if not rated, of equivalent quality in the Adviser’s opinion, including, without limitation, “junk” bonds whose ratings are below investment grade. Lower-rated debt securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated debt securities, and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating a Fund’s NAV. These risks can reduce the value of a Fund’s shares and the income it earns. Lower-rated securities carry a greater risk of default than investment grade securities.

Foreign Fixed-Income Securities. The Funds may invest directly and indirectly in non-U.S. based fixed-income securities. Investing in foreign fixed-income securities has the same risks as investing in foreign securities generally. In addition, foreign corporate bonds are subject to the risks that foreign companies may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the U.S., which may make it more difficult to evaluate the business and/or financial position of the issuer and the value of the bond. Foreign government bonds are also subject to the risks that governmental issuers of fixed-income securities may be unwilling to pay interest and repay principal when due or may require that conditions for payment be renegotiated. Other risks related to foreign securities are described below under “Foreign Securities”.

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Credit Derivatives. Each Fund may engage in credit derivative transactions, such as those involving default-price-risk and market spreads. Default price risk derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower, respectively. Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan, or index. There are three basic transactional forms for credit derivatives: swaps, options, and structured instruments. The use of credit derivatives is a highly specialized activity, which involves strategies and risks different from those associated with ordinary portfolio security transactions. If the Adviser is incorrect in its forecasts of default risks, market spreads or other applicable factors, the investment performance of the Fund would diminish compared with what they would have been if these techniques were not used. Moreover, even if the Adviser is correct in its forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged. A Fund’s risk of loss in a credit derivative transaction varies with the form of the transaction. For example, if a Fund purchases a default option on a security, and if no default occurs with respect to the security, the Fund’s loss is limited to the premium it paid for the default option. In contrast, if there is a default by the grantor of a default option, the Fund’s loss will include both the premium it paid for the option and the decline in value of the underlying security that the default option hedged.

Cybersecurity Risk. The Funds and their service providers may be subject to operational and information security risks resulting from breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause a Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Breaches in cybersecurity include, among other things, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other operational disruptions. Successful cybersecurity breaches of a Fund or the Adviser, distributor, custodian, the transfer agent, or other third party services providers may adversely impact the Fund and its shareholders. For instance, a successful cybersecurity breach may interfere with the processing of shareholder transactions, cause the release of private personal shareholder information, impede trading, subject the Funds to regulatory fines or financial losses, and/or cause reputational damage. The Funds rely on third-party service providers for many of the day-to-day operations, and are therefore subject to the risk that the protections and protocols implemented by those service providers will be ineffective in protecting the Funds from cybersecurity breaches. Similar types of cybersecurity risks are also present for issuers of securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investments in such companies to lose value. There is no guarantee the Funds will be successful in protecting against cybersecurity breaches.

Derivative and Leverage Risks. Each Fund may invest in derivatives, including forwards, futures, options, and swaps. Each Fund’s success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and the Fund’s assets.

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Over-the-counter (“OTC”) derivative instruments involve an increased risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. Certain purchased OTC options, and assets used as cover for written OTC options, may be considered illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. The use of derivatives is a highly specialized activity that involves skills different from conducting ordinary portfolio securities transactions. There can be no assurance that the Adviser’s use of derivative instruments will be advantageous to the Fund.

Each Fund’s use of certain derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset underlying a derivative instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use derivative instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset and may cause the Fund’s NAV to be volatile. For example, if the Adviser seeks to gain enhanced exposure to a specific asset through a derivative instrument providing leveraged exposure to the asset and that derivative instrument increases in value, the gain to the Fund will be magnified; however, if that investment decreases in value, the loss to the Fund will be magnified. A decline in the Fund’s assets due to losses magnified by the derivative instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations, to meet redemption requests or to meet asset segregation requirements when it may not be advantageous to do so. There is no assurance that a Fund’s use of derivative instruments providing enhanced exposure will enable the Fund to achieve its investment objective.

Economic and Regulatory Risks. Although the U.S. economy has seen gradual improvement over the years, the effects of the global financial crisis that began to unfold in 2007 continue to exist and economic growth has been slow and uneven. In response to the crisis, the U.S. and other governments and the Federal Reserve and other foreign central banks took steps to support financial markets, including by keeping interest rates at historically low levels. It is unclear how long this support will last and at what levels. Reduction or withdrawal of support by the U.S. and the Federal Reserve and/or by other governments and their central banks, failure of such efforts or support in response to the crisis, or investor perception that such efforts or support are not succeeding could negatively affect financial markets generally, as well as result in higher interest rates, increase market volatility and reduce the value and liquidity of certain securities, including securities held by the Funds.

In addition, policy and legislative changes in the U.S. and in other countries have been implemented that are affecting many aspects of the financial markets and imposing additional regulatory requirements. Given the broad scope, sweeping nature, and relatively recent enactment of some of these changes, the potential impact they could have on securities held by a Fund is unclear and may not be fully known for some time. These changes and any future regulatory change could adversely affect the Funds.

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ETFs. The Funds may invest in one or more ETFs. Index-based ETFs are typically investment companies that hold a portfolio of common stock generally designed to track the performance of a securities index or sector of an index. Alternatively, ETFs may be actively managed pursuant to a particular investment strategy, similar to other non-index based investment companies. ETFs are traded on a securities exchange based on their market value. An investment in an ETF generally presents the same primary risks as an investment in a conventional registered investment company (i.e., one that is not exchange traded), including the risk that the general level of stock prices, or that the prices of stocks within a particular sector, may increase or decrease, thereby affecting the value of the shares of an ETF. In addition, all ETFs will have costs and expenses that will be passed on to the investing Fund and these costs and expenses will in turn increase the expenses of the Fund. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs. ETFs are also subject to the following risks that often do not apply to conventional investment companies: (i) the market price of the ETF’s shares may trade at a discount to the ETF’s net asset value (“NAV”), and as a result, ETFs may experience more price volatility than other types of portfolio investments and such volatility could negatively impact the NAV of the Fund; (ii) an active trading market for an ETF’s shares may not develop or be maintained at a sufficient volume; (iii) trading of an ETF’s shares may be halted if the listing exchange deems such action appropriate; and (iv) ETF shares may be delisted from the exchange on which they trade, or “circuit breakers” (which are tied to large decreases in stock prices used by the exchange) may temporarily halt trading in the ETF’s stock. ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track.

In purchasing ETFs, each Fund will be subject to the 3% Limitation (as discussed below under “Investment Companies”) unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% Limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. The SEC has issued such exemptive orders to numerous ETFs and their investment advisers, which permit investment companies, including the Fund, to invest in such ETFs (“Exempted ETFs”) beyond the 3% Limitation, subject to certain terms and conditions, including that such investment companies enter into an agreement with the Exempted ETF. The Funds may to enter into such agreements with one or more Exempted ETFs so that the Funds will be permitted to invest in such Exempted ETFs in excess of the 3% Limitation.

Exchange-Traded Notes (“ETNs”). The Funds may invest in ETNs. ETNs are generally notes representing debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and ETFs. An ETN’s returns are based on the performance of one or more underlying assets, reference rates or indexes, minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’ s maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate (“reference instrument”) to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected.

The value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, the performance of the reference instrument, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the reference instrument. An ETN that is tied to a reference instrument may not replicate the performance of the reference instrument. ETNs also incur certain expenses not incurred by their applicable reference instrument. Some ETNs that use leverage can be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.

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Because the return on the ETN is dependent on the issuer’s ability or willingness to meet its obligations, the value of the ETN may change due to a change in the issuer’s credit rating, despite no change in the underlying reference instrument. The market value of ETN shares may differ from the value of the reference instrument. This difference in price may be due to the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the assets underlying the reference instrument that the ETN seeks to track.

There may be restrictions on a Fund’s right to redeem its investment in an ETN, which are generally meant to be held until maturity. A Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. An investor in an ETN could lose some or the entire amount invested.

Foreign Securities. The Funds may invest in securities issued by foreign governments or foreign corporations, directly or indirectly through ETFs or derivative transactions (e.g. foreign currency futures). The Funds may invest in securities of foreign issuers that trade on U.S. stock exchanges or in the form of American Depositary Receipts (“ADRs”). ADRs are receipts that evidence ownership of underlying securities issued by a foreign issuer. ADRs are generally issued by a U.S. bank or trust company to U.S. buyers as a substitute for direct ownership of a foreign security and are traded on U.S. Exchanges. ADRs, in registered form, are designed for use in the U.S. securities markets. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. The depositary of an unsponsored ADR is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited security. Investments in ADRs are subject to risks similar to those associated with direct investments in foreign securities.

The Fund defines foreign securities as any security issued by a company that meets at least one of the following criteria at the time of purchase:

•	The company is organized under the laws of a foreign country.
•	The company maintains its principal place of business in a foreign country.
•	The principal trading market for the company’s securities is located in a foreign country.
•	During its most recent fiscal year, at least 50% of the company’s revenues or profits were derived from operations in foreign countries.
•	During its most recent fiscal year, at least 50% of the company’s assets were located in foreign countries.

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Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The performance of foreign markets does not necessarily track U.S. markets. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. Therefore, to the extent the Fund invests in a foreign security, which are denominated or quoted in currencies other than the U.S. dollar, there is the risk that the value of such security will decrease due to changes in the relative value of the U.S. dollar and the securities underlying foreign currency. Additional costs associated with an investment in foreign securities may include higher custodial fees than those applicable to domestic custodial arrangements, generally higher commission rates on foreign portfolio transactions, and transaction costs of foreign currency conversions. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards, and requirements comparable to those applicable to U.S. companies. There may be less governmental supervision of securities markets, brokers, and issuers of securities than in the U.S. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit less liquidity and greater price volatility than securities of U.S. companies. Changes in foreign exchange rates will affect the value of those securities, which are denominated or quoted in currencies other than the U.S. dollar. Therefore, to the extent a Fund invests in a foreign security which are denominated or quoted in currencies other than the U.S. dollar, there is the risk that the value of such security will decrease due to changes in the relative value of the U.S. dollar and the securities underlying foreign currency. Additional costs associated with an investment in foreign securities may include higher custodial fees than those applicable to domestic custodial arrangements, generally higher commission rates on foreign portfolio transactions, and transaction costs of foreign currency conversions. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the U.S.), limits on proxy voting and difficulty in enforcing legal rights outside the U.S. Currency exchange rates and regulations may cause fluctuation in the value of foreign securities. In addition, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities

Foreign Exchange Risk and Currency Transactions. As discussed above and in the Prospectus, the Funds may invest in foreign securities. In addition, the Funds may enter in currency transactions. To the extent a Fund invests in a foreign security, which are denominated or quoted in currencies other than the U.S. dollar, there is the risk that the value of such security will decrease due to changes in the relative value of the U.S. dollar and the securities underlying foreign currency. The value of foreign investments as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

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Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used to (i) gain exposure to a particular currency or currencies as a part of a Fund’s investment strategy, (ii) when a security denominated in a foreign currency is purchased or sold, or (iii) when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. With respect to subparagraphs (ii) and (iii), a forward contract can then “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency. Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) includes foreign exchange forwards in the definition of “swap” as well as over-the-counter derivatives and therefore contemplates that certain of these contracts may be exchange-traded, cleared by a clearinghouse and otherwise regulated by the Commodity Futures Trading Commission (the “CFTC”). The CFTC has been granted authority to regulate forward foreign currency contracts and many of the final regulations already adopted by the CFTC will apply to such contracts, however a limited category of forward foreign currency contracts were excluded from certain of the Dodd-Frank regulations by the Secretary of the U.S. Treasury Department. Therefore, trading by a Fund in forward foreign currency contracts excluded by the Treasury Department are not subject to the CFTC regulations to which other forward foreign currency contracts are subject.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

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Currency swaps involve the exchange of rights to make or receive payments in specified currencies and are individually negotiated. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Fund’s performance may be adversely affected if the Adviser is incorrect in its forecasts of market value and currency exchange rates.

Forward Commitment and When-Issued Securities. Each Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient assets to meet the purchase price. In such purchase transactions, the Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Funds will generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, a Fund may sell such a security prior to the settlement date if the Adviser felt such action was appropriate. In such a case, the Fund could incur a short-term gain or loss.

Funding Agreements. Within the limitations on investments in illiquid securities, the Funds may invest in various types of funding agreements. A funding agreement is, in substance, an obligation of indebtedness negotiated privately between an investor and an insurance company. Funding agreements often have maturity-shortening features, such as an unconditional put, that permit the investor to require the insurance company to return the principal amount of the funding agreement, together with accrued interest, within one year or less. Most funding agreements are not transferable by the investor and, therefore, are illiquid, except to the extent the funding agreement is subject to a demand feature of seven days or less. An insurance company may be subject to special protection under state insurance laws, which protections may impair the ability of a Fund to require prompt performance by the insurance company of its payment obligations under the funding agreement.

Illiquid Securities. Each Fund may invest in illiquid securities, but will limit its investment in illiquid securities to no more than 15% of its net assets. Illiquid securities are securities that may be difficult to sell promptly (generally within seven days) at approximately their current value because of a lack of an available market and other factors. Under the supervision of the Trust’s Board of Trustees (the “Board”), the Adviser determines the liquidity of each Fund’s investments and, through reports from the Adviser, the Trustees monitor investments in illiquid instruments. If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. The sale of some illiquid and other types of securities may be subject to legal restrictions.

Certain restricted securities are illiquid unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(2) commercial paper” or is otherwise eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (“144A Securities”). Investing in 144A Securities may decrease the liquidity of a Fund’s portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists. 144A Securities determined by the Adviser to be liquid, subject to the oversight of the Board, shall not be deemed "illiquid securities".

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If a Fund invests in securities for which there is no ready market, it may not be able to readily sell such securities. Such securities are unlike securities that are traded in the open market, and which can be expected to be sold immediately if the market is adequate. The sale price of illiquid securities once realized may be lower or higher than the Adviser’s most recent estimate of their fair market value. Generally, less public information is available about the issuers of such securities than about companies whose securities are publicly traded.

Inflation-Linked Bonds. The Funds may invest in inflation-linked bonds, which are issued by the U.S. government and foreign governments with a nominal return indexed to the inflation rate in prices. Governments that issue inflation-indexed bonds may use different conventions for purposes of structuring their bonds and different inflation factors, with the same underlying principal of linking real returns and inflation.

For purposes of explanation, a United States TIPS bond will be used as an example of how inflation-linked bonds work. Inflation-linked bonds, like nominal bonds, pay coupons on a principal amount. For U.S. TIPS, and most inflation-linked bonds, the value of the principal is adjusted for inflation. In the United States, the index generally used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers (“CPI-U”). Interest payments are paid every six months, and are equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.

The principal of the inflation-linked security is indexed to the non-seasonally adjusted CPI-U. To calculate the inflation-adjusted principal value for a particular valuation date, the value of the principal at issuance is multiplied by the index ratio applicable to that valuation date. The index ratio for any date is the ratio of the reference CPI applicable to such date, to the reference CPI applicable to the original issue date. Semi-annual coupon interest is determined by multiplying the inflation-adjusted principal amount by one-half of the stated rate of interest on each interest payment date.

Inflation-adjusted principal or the original par amount, whichever is larger, is paid on the maturity date as specified in the applicable offering announcement. If at maturity the inflation-adjusted principal is less than the original principal value of the security, an additional amount is paid at maturity so that the additional amount plus the inflation-adjusted principal equals the original principal amount. Some inflation-linked securities may be stripped into principal and interest components. In the case of a stripped security, the holder of the stripped principal component would receive this additional amount. The final interest payment, however, will be based on the final inflation-adjusted principal value, not the original par amount.

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If a Fund invests in U.S. Treasury inflation-linked securities, it will be required to treat as original issue discount any increase in the principal amount of the securities that occurs during the course of its taxable year. If the Fund purchases such inflation-linked securities that are issued in stripped form, either as stripped bonds or as coupons, it will be treated as if it had purchased a newly issued debt instrument having “original issue discount”. The Fund holding an obligation with original issue discount is required to accrue as ordinary income a portion of such original issue discount even though it receives no corresponding interest payment in cash. The Fund may have to sell other investments to obtain cash needed to make income distributions, which may reduce the Fund’s assets, increase its expense ratio, and decrease its rate of return.

Inverse Floaters. The Funds may invest in inverse floaters. Inverse floaters are municipal obligations on which the interest rates typically fall as market rates increase and increase as market rates fall. Changes in market interest rates or the floating rate of the security inversely affect the residual interest rate of an inverse floater. As a result, the price of an inverse floater will be considerably more volatile than that of a fixed-rate obligation when interest rates change. Inverse floaters are a form of derivative investment. Certain derivatives can be used to increase or decrease a Fund’s exposure to changing security prices, interest rates or other factors that affect the value of securities. However, these techniques could result in losses to the Fund if the Adviser judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund’s other investments. These techniques can cause losses if the counterparty does not perform its promises. An additional risk of investing in municipal securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

Investment Companies. The Funds may invest in securities of other investment companies, including, without limitation, money market funds, and ETFs. The Funds expect to rely on Rule 12d1-1 under the 1940 Act when purchasing shares of a money market fund. Under Rule 12d1-1, a Fund may generally invest without limitation in money market funds as long as the Fund pays no sales charge (“sales charge”), as defined in rule 2830(b)(8) of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), or service fee, as defined in rule 2830(b)(9) of the Conduct Rules of FINRA, charged in connection with the purchase, sale, or redemption of securities issued by the money market fund (“service fee”); or the investment Adviser waives its management fee in an amount necessary to offset any sales charge or service fee. The Funds generally expected to rely on Section 12(d)(1)(F) of the 1940 Act when purchasing shares of other investment companies that are not money market funds. Under Section 12(d)(1)(F), a Fund may generally acquire shares of another investment company unless, immediately after such acquisition, the Fund and their affiliated persons would hold more than 3% of the investment company’s total outstanding stock (the “3% Limitation”). To the extent the 3% Limitation applies to an investment a Fund wishes to make, the Fund may be prevented from allocating its investments in the manner that the Adviser considers optimal. Also, in the event that there is a proxy vote with respect to shares of another investment company purchased and held by the Funds under Section 12(d)(1)(F), then the Funds will either (i) vote such shares in the same proportion as the vote of all other holders of such securities; or (ii) contact its shareholders for instructions regarding how to vote the proxy. Investments in other investment companies subject the Funds to additional operating and management fees and expenses. For example, Funds’ investors will indirectly bear fees and expenses charged by underlying investment companies in which the Funds invest, in addition to the Funds’ direct fees and expenses.

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In addition, the Castlemaine Multi-Strategy Fund’s investment strategy is subject to limitations on the types of investments the Fund is allowed to invest under Section 12(d)(1)(G) and Rule 12d1-2 of the 1940 Act, as discussed the Fund’s Prospectus. These limitations may restrict the ability of the Fund to invest in certain investments that other investment companies can invest in or that the Adviser would otherwise wish to purchase for the Fund.

Investments In Companies With Business Related To Commodities. As explained under “Fundamental Restrictions” below, the Funds do not invest directly in commodities. However, the Funds may from time to time invest directly or indirectly in securities of companies whose business is related to commodities, or in registered investment companies or other companies that invest directly or indirectly in commodities. For example, a Fund may invest in companies whose business is related to mining of precious or other metals (e.g., gold, silver, etc.) or registered investment companies that invest in securities of mining companies and related instruments (including, without limitation, the underlying commodities). Investments in equity securities of companies involved in mining or related precious metals industries, and the value of the investment companies and other companies that invest in precious metals and other commodities are subject to a number of risks. For example, the prices of precious metals or other commodities can make sharp movement, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the value of companies who business is related to such commodities, or the value of investment companies and other companies investing in such business or commodities. Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in commodities markets generally.

Lending of Portfolio Securities. In order to generate additional income, each Fund may lend portfolio securities in an amount up to 33⅓% of its total assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities that the Adviser has determined are creditworthy under guidelines established by the Board. In determining whether a Fund will lend securities, the Adviser will consider all relevant facts and circumstances. A Fund may not lend securities to any company affiliated with the Adviser. Each loan of securities will be collateralized by cash, securities, or letters of credit. A Fund might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. While the loan is outstanding, the borrower will pay the Fund any dividends or interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income. Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. It is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. Loans are subject to termination at the option of the Fund or the borrower, at any time the Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. If a Fund invests the cash collateral from the borrower, there is the risk that such investment may result in a financial loss. In such an event, the Fund would be required to repay the borrower out the Fund’s assets.

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Where voting rights with respect to the loaned securities pass with the lending of the securities, the Adviser normally intends to call the loaned securities to vote proxies, or to use other practicable and legally enforceable means to obtain voting rights, when the Adviser has knowledge that, in its opinion, a material event affecting the loaned securities will occur or the Adviser otherwise believes it necessary to vote.

Limitations on Purchase and Sale of Futures Contracts and Options on Futures Contracts. Options and futures can be volatile instruments and involve certain risks. If the Adviser applies a hedge in a Fund’s portfolio at an inappropriate time or judges market movements incorrectly, options and futures strategies may lower the Fund’s return. The Fund could also experience losses if the prices of their options and futures positions were poorly correlated with its other investments, or if it could not close out its position because of an illiquid market.

In general, the Funds will not directly purchase or sell futures contracts or related options unless either (i) the futures contracts or options thereon are purchased for “bona fide hedging” purposes (as defined under the CFTC regulations); or (ii) if purchased for other purposes, the sum of the amounts of initial margin deposits on a Fund’s existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are “in-the-money” (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Funds’ total assets.

In instances involving the purchase of futures contracts or the writing of put options thereon by a Fund, it will segregate an amount of cash, cash equivalents and/or other liquid assets equal to the market value of such futures contracts or options written (less any related margin deposits), to the extent that such deposits are required under the 1940 Act.

Money Market Instruments. The Funds may invest in money market instruments, which may include U.S. Government obligations or corporate debt obligations (including those subject to repurchase agreements) as described herein, if they mature in 13 months or less from the date of acquisition and are otherwise eligible for purchase by a Fund. Money market instruments also may include Bankers’ Acceptances, Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, Variable Amount Demand Master Notes (“Master Notes”), and shares of money market investment companies.

Bankers’ Acceptances are time drafts drawn on and “accepted” by a bank, which are the customary means of effecting payment for merchandise sold in import-export transactions and are a source of financing used extensively in international trade. When a bank “accepts” such a time draft, it assumes liability for its payment. When a Fund acquires a Banker’s Acceptance, the bank which “accepted” the time draft is liable for payment of interest and principal when due. The Banker’s Acceptance, therefore, carries the full faith and credit of such bank.

Certificate of Deposit (“CD”) is an unsecured interest-bearing debt obligation of a bank. CDs acquired by the Funds would generally be in amounts of $100,000 or more.

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Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Funds will invest in Commercial Paper only if it is rated in the highest rating category by any nationally recognized statistical rating organization (“NRSRO”) or, if not rated, if the issuer has an outstanding unsecured debt issue rated in the three highest categories by any NRSRO or, if not so rated, is of equivalent quality in the Adviser’s assessment. Commercial Paper may include Master Notes of the same quality.

Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Fund’s custodian, acting as administrator thereof. The Adviser will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund. The Fund may invest in shares of money market investment companies to the extent permitted by the 1940 Act.

Mortgage-Backed Securities (“MBS”). The Funds may invest in MBS, which may or may not be issued or guaranteed by the U.S. Government, its agencies or instrumentalities. MBS are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by private entities or various governmental and government-related entities. The value of some MBS in which a Fund may invest could be particularly sensitive to changes in prevailing interest rates. Like other debt securities investments, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. Prepayment risk is a major risk of MBS.

Options. The Funds may purchase, write, or sell, both put and call options on securities. A Fund may buy and sell options for a number of purposes, including hedging, or speculative purposes. For example, it may do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a substitute for purchasing individual securities. Buying puts and writing covered calls may be used to hedge a Fund’s portfolio against price fluctuations. Buying call options tends to increase a Fund’s exposure to the securities market. Each Fund may write a call or put option only if the option is “covered” by a position in the underlying securities or by other means, which would permit immediate satisfaction of the Fund’s obligation as writer of the option. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, the Fund may be unable to close out a position.

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Options on Futures Contracts. The Funds may purchase or write exchange-traded call and put options on futures contracts. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a “long” position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a “short” position), for a specified exercise price at any time before the option expires.

The Funds will write options only on futures contracts that are “covered.” A Fund will be considered “covered” with respect to a put option it has written if, so long as it is obligated as a writer of the put, the Fund segregates cash, cash equivalents, and/or other liquid assets at all times equal to or greater than the aggregate exercise price of the puts it has written (less any related margin deposited with the futures broker). A Fund will be considered “covered” with respect to a call option it has written on a debt security future if, so long as it is obligated as a writer of the call, the Fund owns a security deliverable under the futures contract. A Fund will be considered “covered” with respect to a call option it has written on a securities index future if the Fund owns securities the price changes of which are, in the opinion of the Adviser, expected to replicate substantially the movement of the index upon which the futures contract is based.

Upon the exercise of a call option, the writer of the option is obligated to sell the futures contract (to deliver a “long” position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a “short” position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. When the holder of an option exercises it and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account and must be immediately paid by the writer. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

If a Fund writes options on futures contracts, the Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Fund will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for the Fund. If the option is exercised, the Fund will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which will offset any favorable changes in the value of its portfolio securities or, in the case of a put, lower prices of securities it intends to acquire.

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Options on futures contracts can be used by a Fund to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If a Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs.

The purchase of put options on futures contracts may be used as a means of hedging a Fund’s portfolio against a general decline in market prices. The purchase of a call option on a futures contract may represent a means of hedging the Fund’s portfolio against a market advance when the Fund is not fully invested.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration is below the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of the Fund’s holdings of securities. The writing of a put option on a futures contract is analogous to the purchase of a futures contract in that it hedges against an increase in the price of securities the Fund intends to acquire. However, the hedge is limited to the amount of premium received for writing the put.

Special Risk Factors of Options. Transactions in derivative instruments such as options involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments’ prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge (if the derivative instrument is being used for hedging purposes); tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the amount invested in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised. Transaction costs are incurred in opening and closing positions.

Preferred Stock, Warrants, and Rights. The Fund may purchase preferred stock, warrants and rights, or it may acquire ownership of such investments by virtue of its ownership of common stocks. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. Preferred stocks may include the obligation to pay a stated dividend. The price of preferred stocks could depend more on the size of the dividend than on the company’s performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect the price of preferred stock.

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Warrants are essentially options to purchase equity securities at specific prices and are valid for a specific period of time. Rights are similar to warrants but generally have a short duration and are distributed directly by the issuer to its shareholders. The holders of warrants and rights have no voting rights, and receive no dividends, with respect to the equity interests underlying warrants or rights, and will have no rights with respect to the assets of the issuer, until the warrant or right is exercised. Investments in warrants and rights involve certain risks, including the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant or right can be prudently exercised (in which event the warrant or right may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Real Estate Securities. The Funds will not invest directly in real estate, but may invest directly or indirectly in readily marketable securities issued by companies that invest in real estate or interests therein. The Funds may also invest in readily marketable interests in real estate investment trusts (“REITs”). REITs are generally publicly traded on national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Investments in real estate securities are subject to risks inherent in the real estate market, including risks related to changes in interest rates, possible declines in the value of and demand for real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a given market and environmental problems.

The Funds may invest in global real estate companies outside the U.S. These companies include, but are not limited to, companies with similar characteristics to the REIT structure, in which revenue consists primarily of rent derived from owned, income producing real estate properties, dividend distributions as a percentage of taxable net income are high (generally greater than 80%), debt levels are generally conservative and income derived from development activities is generally limited.

Regulatory Matters Regarding Forwards, Futures, Swaps, and Options. The Funds will comply with and adhere to all limitations on the manner and extent to which it effects transactions in derivative instruments (including futures and options on such futures) imposed by the provisions of the 1940 Act applicable to the issuance of senior securities. Additionally, the Trust, on behalf of the Funds, has claimed an exclusion from the definition of the term “commodity pool operator” pursuant to Rule 4.5 under the Commodity Exchange Act, as amended (the “CEA”). Therefore, the Funds are not subject to regulation or registration as a commodity pool operator under the CEA. By claiming the exclusion, the Funds are limited in their respective ability to use certain derivatives, such as futures, certain options, and swaps, without the Funds becoming subject to CFTC regulation. On an annual basis, a Fund is required to reaffirm its eligibility to continue to claim the exclusion. If the Funds’ use of derivatives would prevent it from claiming the exclusion (or any other exclusion or exemption available under CFTC regulations), then the Adviser may be subject to regulation as a commodity pool operator or commodity-trading advisor, and the applicable Fund may become subject to regulation by the CFTC. The Fund may then incur additional expenses in complying with the CFTC’s recordkeeping, reporting, and disclosure requirements.

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Legal and regulatory changes, and additional legal and regulatory changes in the future, may substantially affect over-the-counter derivatives markets and such changes may impact the Fund’s use of such instruments to the extent such instruments are used by the Fund. The Dodd-Frank Wall Street Reform and Consumer Protection Act, enacted in July 2010, provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund's ability to engage in derivatives transactions or increase the costs of derivatives transactions (for example, by increasing margin or capital requirements), and the Fund’s ability to pursue its investment strategy could be adversely affected.

Transactions in futures and options by the Fund are subject to limitations established by futures and option exchanges governing the maximum number of futures and options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the futures or options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of futures or options that the Fund may write or hold may be affected by futures or options written or held by other entities, including other investment companies advised by the Adviser. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

Segregation of Assets. Consistent with SEC staff guidance, financial instruments that involve a Fund’s obligation to make future payments to third parties will not be viewed as creating any senior security if the Fund covers its obligations as described below. Those financial instruments can include, among others, (i) reverse repurchase agreements, (ii) securities sold short (iii) swaps, (iv) futures contracts, (v) written options, (vi) forward currency contracts, and (vii) non-deliverable forwards.

Consistent with SEC staff guidance, a Fund will consider its obligations involving such a financial instrument as “covered” when the Fund (1) maintains an offsetting financial position, or (2) segregates liquid assets (which include, but are not limited to, cash, cash equivalents, equities and debt instruments of any grade) equal to the Fund's exposures relating to the financial instrument, as determined on a daily basis. Any assets designated as segregated by the Fund, either physically or “earmarked” as segregated, for purposes of (2) above, shall be liquid, unencumbered and marked-to-market daily (any such assets designated as segregated, either physically or “earmarked” as segregated, are referred to in this SAI as “Segregated Assets”), and such Segregated Assets shall be maintained in accordance with pertinent positions of the SEC.

A Fund’s segregated assets procedures may require the Fund to sell a portfolio security or exit a transaction, including a transaction in a financial instrument, at a disadvantageous time or price in order for the Fund to be able to segregate the required amount of assets. If Segregated Assets decline in value, the Fund will need to segregate additional assets or reduce its position in the financial instruments. In addition, Segregated Assets may not be available to satisfy redemptions nor for other purposes, until the Fund’s obligations under the financial instruments have been satisfied. In addition, a Fund’s ability to use the financial instruments identified above may under some circumstances depend on the nature of the instrument and amount of assets that the segregated assets procedures require the Fund to segregate. The segregated assets procedures provide, consistent with current SEC staff positions, that for futures and forward contracts that require only cash settlement, and swap agreements that call for periodic netting between the Fund and its counterparty, the segregated amount is the net amount due under the contract, as determined daily on a mark-to-market basis. For other kinds of futures, forwards and swaps, the Fund must segregate a larger amount of assets to cover its obligations, which essentially limits the Fund's ability to use these instruments. If the SEC staff changes its positions concerning the segregation of the net amount due under certain forwards, futures and swap contracts, the ability of the Fund to use the financial instruments could be negatively affected.

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Repurchase and Reverse Repurchase Agreements. The Funds may invest in repurchase agreements. A repurchase agreement transaction occurs when a Fund purchases a security (normally a U.S. government security) from a counterparty with the understanding that the Fund will later resell the security to the same counterparty (normally a member bank of the Federal Reserve or a registered government securities dealer). A Fund’s initial purchase is essentially a loan that is collateralized by the security (or securities substituted for them under the repurchase agreement). A Fund must return the security to the counterparty when the counterparty repurchases it at a later date and higher price. The repurchase price exceeds the purchase price by an amount that reflects an agreed upon market interest rate effective for the period during which the repurchase agreement is in effect. Delivery pursuant to the resale normally will occur within one to seven days of the purchase. Repurchase agreements are considered “loans” under the 1940 Act, collateralized by the underlying security. The Trust has implemented procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations. The Adviser will consider the creditworthiness of the counterparty. If the counterparty fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral. A Funds’ risk is that such default may include any decline in value of the collateral to an amount, which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. The Funds will not enter into any repurchase agreement that would cause more than 15% of its net assets to be invested in repurchase agreements that extend beyond seven days.

The Funds may also enter into reverse repurchase agreements. Reverse repurchase agreements are repurchase agreements in which the Funds are the seller (rather than the buyer) of the securities, and agree to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Restricted Securities. Within its limitation on investment in illiquid securities, each Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering. Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

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Short Selling of Securities. Each Fund may engage in short selling of securities. The Prospectus contains information regarding the use of short selling as part of the principal investment strategy for each Fund. The discussion that follows provides additional information regarding how short selling may be used by the Funds.

In a short sale of securities, a Fund sells stock, which it does not own, making delivery with securities “borrowed” from a broker. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interest, which accrues during the period of the loan. In order to borrow the security, the Fund may also have to pay a fee, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

A Fund will incur a loss from a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Excluding any interest payments, a Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest the Fund may be required to pay in connection with the short sale.

In a short sale, the seller does not own the securities sold and is said to have a short position in those securities until the position is closed out. A Fund must deposit in a segregated account an amount of cash or liquid assets as collateral as determined by the Fund’s prime broker. While the short position is open, the Fund must maintain on a daily basis the segregated account at such a level that the amount deposited in it meets the collateral requirements as determined by the prime broker.

A Fund may also engage in short sales if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale “against the box”. The Funds does not intend to engage in short sales against the box for investment purposes. The Funds may, however, make a short sale against the box as a hedge, when the investment manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price. In such case, any future losses in the Fund 's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

Swap Agreements. The Funds may enter into swap agreements. Generally, swap agreements are contracts between a Fund and, typically, a brokerage firm, bank or other institutional buyer (the swap counterparty) for periods ranging from a few days to multiple years. In a basic swap transaction, a Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-U.S. currency, or a “basket” of securities representing a particular index. A Fund customarily enters into swap agreements that are based on the standard terms and conditions of an International Swaps and Derivatives Association (ISDA) Master Agreement. ISDA is a voluntary industry association of participants in the over-the-counter derivatives markets that has developed standardized contracts used by such participants that have agreed to be bound by such standardized contracts.

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Each Fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by a Fund and its counterparty are netted out, with a Fund receiving or paying, as the case may be, only the net difference in the two payments. The Fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. A Fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the Fund). If the swap agreement does not provide for that type of netting, the full amount of the Fund’s obligations will be accrued on a daily basis. During the term of a swap agreement, a Fund is usually required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by a Fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. Periodically, changes in the amount pledged are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying instrument. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to a Fund. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to a Fund, the amount pledged by the counterparty and available to the Fund may not be sufficient to cover all the amounts due to the Fund and the Fund may sustain a loss.

Credit Default Swaps (“CDS”) . The Funds may enter into CDS. The “buyer” of protection in a CDS agreement is obligated to pay the “seller” a periodic stream of payments over the term of the agreement in return for a payment by the “seller” that is contingent upon the occurrence of a credit event with respect to a specific underlying reference debt obligation (whether as a single debt instrument or as part of an index of debt instruments). The contingent payment by the seller generally is the face amount of the debt obligation, in return for the buyer’s obligation to make periodic cash payments and deliver in physical form the reference debt obligation or a cash payment equal to the then-current market value of that debt obligation at the time of the credit event. If no credit event occurs, the seller would receive a fixed rate of income throughout the term of the contract, while the buyer would lose the amount of its payments and recover nothing. The buyer is also subject to the risk that the seller will not satisfy its contingent payment obligation, if and when due. Purchasing protection through a CDS may be used to attempt to hedge against a decline in the value of debt security or securities due to a credit event. The seller of protection under a CDS, receives periodic payments from the buyer but is exposed to the risk that the value of the reference debt obligation declines due to a credit event and that it will have to pay the face amount of the reference obligation to the buyer. Selling protection under a CDS may also permit the seller to gain exposure that is similar to owning the reference debt obligation directly. As the seller of protection, a Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to the risk that there would be a credit event and the Fund would have to make a substantial payment in the future.

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Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration, or modified restructuring of the reference debt obligation. There may be disputes between the buyer and seller of a CDS, or within the swaps market as a whole, as to whether or not a credit event has occurred or what the payout should be which could result in litigation. In some instances where there is a dispute in the CDS market, a regional Determinations Committee set up by the International Swap and Derivatives Association (“ISDA”) may make an official, binding determination regarding the existence of credit events under the terms of the ISDA Master Agreement. ISDA’s Determination Committees are comprised principally of dealers in the OTC derivatives markets, which may have a conflicting interest in the determination regarding the existence of a particular credit event.

The buyer of protection in a CDS is subject to the risk that certain occurrences, such as particular restructuring events affecting the value of the underlying reference debt obligation, may not be deemed credit events under the CDS. The seller of protection in a CDS is subject to the risk that certain occurrences may be deemed credit events under the CDS that under the circumstances do not adversely impact the value or credit-worthiness of the underlying reference debt obligation. When a Fund is a buyer of a CDS (i.e., when it seeks protection), it will cover the total amount of required premium payments plus any pre-payment penalty. When a Fund is a seller of a CDS (i.e., when it provides protection) it will value the credit default swap at notional value for limited purposes, including asset coverage requirements. Therefore, the Fund will segregate or “earmark” cash or cash-like securities, or enter into offsetting positions, with a value at least equal to the full notional amount of the CDS (minus any amounts owed to the Fund), which will ensure that the Fund has assets available to satisfy its obligation under the transaction.

Equity, Currency, Commodity, and Futures Swaps. The Funds may enter into swaps with respect to a security, currency, commodity, or futures contract (each, an “asset”); basket of assets; asset index; or index component (each, a “reference asset”). An equity, currency, commodity, or futures swap is a two-party contract that generally obligates one party to pay the positive return and the other party to pay the negative return on a specified reference asset during the period of the swap. The payments based on the reference asset may be adjusted for transaction costs, interest payments, the amount of dividends paid on the referenced asset or other economic factors.

Equity, currency, commodity, or futures swap contracts may be structured in different ways. For example, for an equity swap, when a Fund takes a long position, the counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap would have increased in value had it been invested in a particular stock (or group of stocks), plus the dividends that would have been received on the stock. In these cases, the Fund may agree to pay to the counterparty interest on the notional amount of the equity swap plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stock. Therefore, in this case the return to the Fund on the equity swap should be the gain or loss on the notional amount plus dividends on the stock less the interest paid by the Fund on the notional amount. In other cases, when the Fund takes a short position, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap would have decreased in value had the Fund sold a particular stock (or group of stocks) short, less the dividend expense that the Fund would have paid on the stock, as adjusted for interest payments or other economic factors. In these situations, the Fund may be obligated to pay the amount, if any, by which the notional amount of the swap would have increased in value had it been invested in such stock.

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Equity, currency, commodity, or futures swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to these swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to the swap defaults, the Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. Inasmuch as these transactions are offset by segregated cash or liquid assets to cover each of the Fund’s current obligations (or are otherwise covered as permitted by applicable law), the Fund and the Adviser believe that these transactions do not constitute senior securities under the Act.

Equity, currency, commodity, or futures swaps are derivatives and their value can be very volatile. To the extent that the Adviser does not accurately analyze and predict future market trends, the values of assets or economic factors, the investing Fund may suffer a loss, which may be substantial. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents. As a result, the swap markets have become relatively liquid.

Total Return and Interest Rate Swaps. The Funds may enter into total return or interest rate swaps. In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities, or index, for a specified period. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread.

Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are “ fixed-for floating rate swaps”, “termed basis swaps”, and “index amortizing swaps”. Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met. Like a traditional investment in a debt security, a Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if a Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if the Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

Interest rate and total return swaps entered into in which payments are not netted may entail greater risk than a swap entered into a net basis. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction.

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When the Fund invests in total return or interest rate swaps, it will comply with the asset coverage requirements under the 1940 Act and the SEC staff’s interpretation thereof.

Risks of Swaps. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether a Fund is successful in using swap agreements to achieve their investment goals depends on the ability of the Adviser correctly to predict which types of investments are likely to produce greater returns. If the Adviser, in using swap agreements, is incorrect in its forecasts of market values, interest rates, currency exchange rates or other applicable factors, the investment performance of the Funds will be less than their performance would have been if they had not used the swap agreements.

The risk of loss to a Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is limited to that net amount. If the swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

Because swap agreements are two-party contracts and may have terms of greater than seven days, they may be illiquid and, therefore, subject to the Funds’ limitation on investments in illiquid securities. If a swap transaction is particularly large or if the relevant market is illiquid, the investing Fund may not be able to establish or liquidate a position at an advantageous time or price, which may result in significant losses. Participants in the swap markets are not required to make continuous markets in the swap contracts they trade. Participants could refuse to quote prices for swap contracts or quote prices with an unusually wide spread between the price at which they are prepared to buy and the price at which they are prepared to sell. However, the swap markets have grown substantially in recent years, with a large number of financial institutions acting as both principals and agents, utilizing standardized swap documentation. As a result, the swap markets have become increasingly liquid. Some swap agreements entail complex terms and may require a greater degree of subjectivity in their valuation.

Some swap agreements are not exchange-traded instruments, but are traded OTC. As a result, swap participants are not as protected as participants on organized exchanges are. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, an investing Fund is subject to the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or insolvency. No limitations on daily price movements or speculative position limits apply to swap transactions. Counterparties may, however, limit the size or duration of a swap agreement with a Fund because of credit considerations. A Fund risks the loss of the accrued but unpaid amounts under a swap agreement, which could be substantial, in the event of a default, insolvency, or bankruptcy by a swap counterparty. In such an event, the Fund will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Fund’s rights as a creditor. If the counterparty’s creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses. The Adviser will only approve a swap agreement counterparty for a Fund if the Adviser deems the counterparty to be creditworthy under guidelines, adopted and reviewed annually by the Funds’ board. However, in unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited.

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As a result of the recent turmoil in the financial markets, legislation has been enacted that will likely result in numerous proposals by various entities to regulate the OTC derivatives markets, including, specifically, CDS. The Funds cannot predict the outcome or final form of any of these proposals or if or when any of them would become effective. However, any additional regulation or limitation on the OTC markets for derivatives could materially and adversely impact the ability of the Funds to buy or sell OTC derivatives, including CDS.

Certain Internal Revenue Service positions may limit a Fund’s ability to use swap agreements in a desired tax strategy. It is possible that developments in the swap markets and/or the laws relating to swap agreements, including potential government regulation, could adversely affect the Fund’s ability to benefit from using swap agreements, or could have adverse tax consequences.

Transaction Combinations. Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions including forward currency contracts, multiple interest rate transactions and multiple swap transactions, and any combination of options, futures, currency, interest rate, and swap transactions (“component transactions”), instead of a single transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Cybersecurity Risk. The Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Breaches in cybersecurity include, among other things, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other operational disruptions. Successful cybersecurity breaches of the Fund and/or the Fund’s investment adviser, distributor, custodian, the transfer agent or other third party services providers may adversely impact the Fund and its shareholders. For instance, a successful cybersecurity breach may interfere with the processing of shareholder transactions, cause the release of private personal shareholder information, impede trading, subject the Fund to regulatory fines or financial losses, and/or cause reputational damage. The Fund relies on third-party service providers for many of the day-to-day operations, and is therefore subject to the risk that the protections and protocols implemented by those service providers will be ineffective in protecting the Funds from cybersecurity breaches. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investments in such companies to lose value. There is no guarantee the Fund will be successful in protecting against cybersecurity breaches.

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Temporary Defensive Positions. The Funds may from time to time take temporary defensive positions that are inconsistent with their principal investment strategies. If the Adviser believes a temporary defensive position is warranted in view of market conditions, a Fund may hold cash or invest up to 100% of its assets in high-quality short-term government or corporate obligations, money market instruments or shares of money market mutual funds. Taking a temporary defensive position may prevent the Fund from achieving its investment objective.

U.S. Government Securities. The Funds may invest directly or indirectly in U.S. government securities such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. government such as Government National Mortgage Association (“GNMA”) and the Overseas Private Investment Corporation (“OPIC”), as well as obligations of U.S. government authorities, agencies, and instrumentalities such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Housing Administration, Federal Farm Credit Bank (“FFCB”), Federal Home Loan Bank, Student Loan Marketing Association (“SLMA”), and The Tennessee Valley Authority. U.S. government securities may be acquired subject to repurchase agreements. While obligations of some U.S. government sponsored entities are supported by the full faith and credit of the U.S. government (e.g., GNMA and OPIC), several are supported by the right of the issuer to borrow from the U.S. Government (e.g. FNMA and FHLMC), and still others are supported only by the credit of the issuer itself (e.g., SLMA and FFCB). No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities that are not supported by the full faith and credit of the U.S. government, since it is not obligated to do so by law. The guarantee of the U.S. government does not extend to the yield or value of a Fund’s shares.

Zero Coupon Securities. The Funds may purchase zero coupon securities. Zero coupon securities do not pay interest or principal until final maturity, unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Zero coupon securities are bought at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. One must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

INVESTMENT RESTRICTIONS

The Funds have adopted the following fundamental investment limitations that may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund. As used in the Prospectus and this SAI, the term “majority” of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding voting securities of the Fund. Unless otherwise indicated, percentage limitations apply at the time of purchase of the applicable securities. See the Prospectus for more information about each Fund’s investment objective and investment strategies, which are not fundamental and may be changed without shareholder approval.

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Fundamental Restrictions. As a matter of fundamental policy, each Fund will adhere to the following:

1.            Borrowing Money. The Fund will not borrow money except as permitted under the 1940 Act. For example, subject to the restrictions of the 1940 Act the Fund may borrow money from banks to meet redemption requests or for extraordinary or emergency purposes.

2.            Senior Securities. The Fund will not issue senior securities, except as permitted by the 1940 Act, the rules, and regulations promulgated thereunder or interpretations of the SEC or its staff.

3.            Underwriting. The Fund will not act as underwriter, except to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws or in connection with investments in other investment companies.

4.            Real Estate. The Fund will not directly purchase or sell real estate. This limitation is not applicable to investments in marketable securities, which are secured by or represent interests in real estate. This limitation does not preclude the Fund from holding or selling real estate acquired because of the Fund’s ownership of securities or other instruments, investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.            Commodities. The Fund will not purchase or sell commodities unless acquired because of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options, forward contracts, or futures contracts, including those relating to indices, or options on futures contracts or indices, or from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.            Loans. The Fund will not make loans to other persons, provided that the Fund may lend its portfolio securities in an amount up to 33⅓% of total Fund assets, and provided further that, for purposes of this restriction, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers’ acceptances, repurchase agreements and any other lending arrangement permitted by the 1940 Act, any rules and regulations promulgated thereunder or interpretations of the SEC or its staff shall not be deemed to be the making of a “loan”. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities.

7.            Concentration. The Fund will not invest more than 25% of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government (including its agencies and instrumentalities) or state or municipal governments and their political subdivisions (other than revenue bonds issued in connection with an identifiable industry; e.g., healthcare or education) or repurchase agreements with respect thereto, or investments in registered investment companies.

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For the fundamental restrictions above, if a percentage limitation or standard is adhered to at the time of investment, a later increase or decrease in percentage or departure from the standard resulting from any change in value or net assets or other factors will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase); provided, however, that the treatment of the fundamental restrictions related to borrowing money and issuing senior securities are exceptions to this general rule and are monitored on an ongoing basis.

Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements standby commitments and trading practices which would be deemed to involve the issuance of a senior security, including options, futures and forward contracts, with appropriate earmarking or segregation of assets to cover such obligation.

The 1940 Act permits each Fund to borrow money from banks in an amount up to one-third of its total assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any other senior securities then outstanding). In general, a Fund may not issue any class of senior security, except that the Fund may (i) borrow from banks, provided that immediately following any such borrowing there is an asset coverage of at least 300% for all Fund borrowings and in the event such asset coverage falls below 300% the Fund will within three days (excluding holidays and Sundays) or such longer period as the SEC may prescribe by rules and regulation, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%, and (ii) engage in trading practices which could be deemed to involve the issuance of a senior security, including options, futures, forward contracts and reverse repurchase agreements, provided that the Fund earmarks or segregates liquid assets in accordance with applicable SEC regulations and interpretations.

CALCULATION OF SHARE PRICE

The share price or NAV of shares of each Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (the “NYSE”) on each day the NYSE is open for trading. Currently, the NYSE is open for trading on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

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For purposes of computing a Fund’s NAV, securities are valued at market value as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued based on their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. The National Association of Securities Dealers Automated Quotations (“NASDAQ”) listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise at the most recently quoted bid price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. Fixed-income securities are normally valued based on prices obtained from independent third-party pricing services approved by the Board, which are generally determined with consideration given to institutional bid and last sale prices and take into account security prices, yield, maturity, call features, ratings, institutional-sized trading in similar groups of securities, and developments related to specific securities. One or more pricing services may be utilized to determine the fair value of securities held by the Fund. Foreign securities are normally valued on the basis of fair valuation prices obtained from independent third-party pricing services approved by the Board, which are generally determined with consideration given to any change in price of the foreign security and any other developments related to the foreign security since the last sale price on the exchange on which such foreign security primarily traded and the close of regular trading on the NYSE. The methods used by independent pricing services and the quality of valuations so established are reviewed by the Adviser and the Administrator under the general supervision of the Board. Foreign securities are normally valued on the basis of fair valuation prices obtained from independent third-party pricing services approved by the Board, which are generally determined with consideration given to any change in price of the foreign security and any other developments related to the foreign security since the last sale price on the exchange on which such foreign security primarily traded and the close of regular trading on the NYSE. The methods used by independent pricing services and the quality of valuations so established are reviewed by the Adviser and the Administrator under the general supervision of the Board. To the extent the assets of the Fund are invested in other open-end investment companies that are registered under the 1940 Act, the Fund’s NAV is calculated based upon the NAVs by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of each Fund are offered for sale on a continuous basis. Shares are sold and redeemed at their NAV, as next determined after receipt of the purchase or redemption order in proper form.

Each Fund may suspend the right of redemption or postpone the date of payment for shares during a period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted these suspensions; or (d) an emergency exists as a result of which: (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its assets.

Each Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind”. This would be done only under extraordinary circumstances and if the Fund deems it advisable for the benefit of all shareholders, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund’s net assets). A redemption in kind will consist of liquid securities equal in market value to your shares. Securities delivered in payment of redemptions will be valued at the same value assigned to them in computing the Fund’s NAV. When you convert these securities to cash, you will pay brokerage charges.

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SPECIAL SHAREHOLDER SERVICES

As noted in the Prospectus, each Fund offers the following shareholder services:

Regular Account. The regular account allows voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions to and withdrawals from their account as often as they wish. When an investor makes an initial investment in a Fund, a shareholder account is opened in accordance with the investor’s registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or a redemption, the shareholder will receive a confirmation statement showing the current transaction.

Automatic Investment Plan. The automatic investment plan enables investors to make regular periodic investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund’s transfer agent will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the NAV on or about the fifteenth or the last business day of the month, or both. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Transfer of Registration. To transfer shares to another owner, send a written request to Castlemaine Funds, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Your request should include the following: (i) the applicable Fund name and existing account registration; (ii) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (iii) if it is for a new account, a completed account application, or if it is an existing account, the account number; (iv) Medallion signature guarantees (See the heading “How to Redeem Shares – Signature Guarantees” in the Prospectus); and (v) any additional documents that are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.

MANAGEMENT OF THE TRUST

Overall responsibility for management and supervision of the Funds and the Trust rests with the Board. The members of the Board (the “Trustees”) are elected by the Trust’s shareholders or existing members of the Board as permitted under the 1940 Act and the Trust’s Declaration of Trust (the “Declaration of Trust”). The Trustees serve for terms of indefinite duration until death, resignation, retirement, or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust’s day-to-day operations. The officers are elected annually. Certain officers of the Trust also may serve as Trustees.

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The Trust will be managed by the Trustees in accordance with the laws of the State of Ohio governing business trusts. There are currently four Trustees, three of whom are not “interested persons”, as defined by the 1940 Act, of the Trust (the “Independent Trustees”). The Independent Trustees receive compensation for their services as Trustee and attendance at meetings of the Board. Officers of the Trust receive no compensation from the Trust for performing the duties of their offices.

Attached in Appendix B is a list of the Trustees and executive officers of the Trust, their year of birth and address, their present position with the Trust, and their principal occupation during the past five years. Those Trustees who are “interested persons” as defined in the 1940 Act and those Trustees who are Independent Trustees are identified in the table.

Leadership Structure and Qualifications of Trustees. As noted above, the Board consists of four Trustees, three of whom are Independent Trustees. The Board is responsible for the oversight of the series, or funds, of the Trust. In addition to the Funds, the Trust currently consists of the following series:

•	Alambic Small Cap Value Plus Fund and Alambic Small Cap Growth Plus Fund managed by Alambic Investment Management, L.P. of San Francisco, California;
•	APEXcm Small/Mid-Cap Growth Fund managed by Apex Capital Management, Inc. of Dayton, Ohio;
•	Barrow Value Opportunity Fund and Barrow Long/Short Opportunity Fund managed by Barrow Street Advisors LLC of Stamford, Connecticut;
•	Blue Current Global Dividend Fund managed by Edge Advisors, LLC of Atlanta, Georgia.
•	Cincinnati Asset Management Funds: Broad Market Strategic Income Fund managed by Cincinnati Asset Management, Inc. of Cincinnati, Ohio;
•	Galapagos Partners Select Equity Fund managed by Galapagos Partners, L.P. of Houston, Texas;
•	Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund managed by Lyrical Asset Management LP of New York, New York;
•	Marshfield Concentrated Opportunity Fund managed by Marshfield Associates, Inc. of Washington, District of Columbia;
•	Ryan Labs Core Bond Fund managed by Ryan Labs, Inc. of New York, New York;
•	Topturn OneEighty Fund managed by Topturn Fund Advisors, LLC of Monterey, California;
•	Wavelength Interest Rate Neutral Fund managed by Wavelength Capital Management of New York, New York; and
•	Waycross Long/Short Equity Fund managed by Waycross Partners, LLC of Louisville, Kentucky.

The Board has engaged the above-named investment advisers to oversee the day-to-day management of the Trust’s series. The Board is responsible for overseeing these investment advisers and the Trust’s other service providers in the operations of the Trust in accordance with the 1940 Act, other applicable federal and state laws, and Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”).

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The Board meets at least four times throughout the year. The Board generally meets in person, but may meet by telephone as permitted by the 1940 Act. In addition, the Trustees may meet in person or by telephone at special meetings or on an informal basis at other times. The Independent Trustees also meet at least quarterly without the presence of any representatives of management.

Board Leadership. The Board is led by its Chairman, who is also an Independent Trustee. The Chairman presides at all Board Meetings. The Chairman facilitates communication and coordination between the Trustees and management. He also reviews meeting agendas for the Board and the information provided by management to the Trustees. The Chairman works closely with Trust counsel and counsel to the Independent Trustees. The Chairman is also assisted by the Trust’s President, who, with the assistance of the Trust’s other officers, oversees the daily operations of the Funds, including monitoring the activities of all of the Funds’ service providers.

The Board believes that its leadership structure, including having an Independent Trustee serve as Chairman and three out of four Trustees as Independent Trustees, is appropriate and in the best interests of the Trust. The Board also believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Trust management.

Board Committee. The Board has established a Committee of Independent Trustees, the principal functions of which are: (i) to appoint, retain and oversee the Trust’s independent registered public accounting firm; (ii) to meet separately with the independent registered public accounting firm and receive and consider a report concerning its conduct of the audit, including any comments or recommendations it deems appropriate; (iii) to select and nominate all persons to serve as Independent Trustees; (iv) to act as the Trust’s qualified legal compliance committee (“QLCC”), as defined in the regulations under the Sarbanes-Oxley Act; and (v) to act as a proxy voting committee if called upon under the Trust’s Proxy Voting Policies and Procedures when a matter with respect to which a series of the Trust is entitled to vote presents a conflict between the interest of the series’ shareholders, on the one hand, and those of the series’ investment manager on the other hand. In selecting and nominating persons to serve as Independent Trustees, the Committee will not consider nominees recommended by shareholders of the Trust. Messrs. Deptula, Davis, and Discepoli are the members of the Committee of Independent Trustees. Mr. Deptula is the Chairman of the Committee and presides at its meetings. The Committee of Independent Trustees met four times during the prior fiscal year.

Qualifications of the Trustees. The Committee of Independent Trustees reviews the experience, qualifications, attributes, and skills of potential candidates for nomination or election by the Board. In evaluating a candidate for nomination or election as a Trustee, the Committee takes into account the contribution that the candidate would be expected to make to the diverse mix of experience, qualifications, attributes and skills that the Committee believes contribute to the oversight of the Trust’s affairs. The Board has concluded, based on each Trustee’s experience, qualifications, attributes, or skills on both an individual basis and in combination with the other Trustees, that each Trustee is qualified to serve on the Board. The Board believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Adviser, other service providers, legal counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees support this conclusion. In determining that a particular Trustee is and will continue to be qualified to serve as a Trustee, the Board considers a variety of criteria, none of which, in isolation, is controlling.

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In addition to the Trustee Qualifications listed above, each of the Trustees has additional Trustee Qualifications including, among other things, the experience identified in the “Trustees and Executive Officers” table included in Appendix B and as follows:

Interested Trustees
Robert G. Dorsey is a co-founder of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC. Mr. Dorsey has served as President and Managing Director of Ultimus since its founding in 1999. Mr. Dorsey has over 30 years of experience in the mutual fund servicing industry. He holds a B.S. from Christian Brothers University and is a Certified Public Accountant (inactive). Mr. Dorsey has been a Trustee since February 2012.

Independent Trustees
John J. Discepoli is the owner of Discepoli Financial Planning, LLC, a personal financial planning firm. He founded the firm in November 2004. Mr. Discepoli has over 15 years of experience in the financial services industry. He holds a BBA in Accounting from the University of Notre Dame University and received a certificate from the Executive Development Program of Northwestern University – Kellogg School of Management. Mr. Discepoli is a Certified Public Accountant and Personal Financial Specialist. Mr. Discepoli has been a Trustee since June 2012.

John C. Davis has been a private business consultant since May 2011. Prior to providing consulting services, Mr. Davis was a partner with PricewaterhouseCoopers LLP (“PwC”) from October 1984 through his retirement in June 2010. Mr. Davis joined PwC in 1974. During his tenure as a partner at PwC, he was responsible for audit services to PwC clients – principally clients in investment management and related financial services industries. Mr. Davis holds a B.S. in Accounting from Indiana State University and is a Certified Public Accountant. Mr. Davis has been a Trustee since June 2012.

David M. Deptula is Vice President of Tax Treasury for Standard Register, Inc. (a company that provides solutions for companies to manage their critical communications, previously The Standard Register Company) since November 2011. (Standard Register, Inc., a newly formed subsidiary of Taylor Corporation, purchased assets of The Standard Register Company on July 31, 2015.) Prior to joining Standard Register, Mr. Deptula was a Tax Partner at Deloitte Tax LLP. Mr. Deptula joined Deloitte in 1984 and remained with Deloitte until October of 2011. During his tenure at Deloitte, he was actively involved in providing tax accounting services to open-end mutual funds and other financial services companies. Mr. Deptula holds a B.S. in Accounting from Wright State University and a Juris Doctor from University of Toledo. He is also a Certified Public Accountant. Mr. Deptula has been a Trustee since June 2012.

References above to the qualifications, attributes, and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board by reason thereof.

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Risk Oversight. The operation of a mutual fund, including its investment activities, generally involves a variety of risks. As part of its oversight of the Funds, the Board oversees risk through various regular board and committee activities. The Board, directly or through its Committee of Independent Trustees, reviews reports from, among others, the Adviser, the Trust’s Chief Compliance Officer (the “CCO”), the Trust’s independent registered public accounting firm, and outside legal counsel, regarding risks faced by the Funds and the risk management programs of the Adviser, for the Funds’ investments and trading activities, and certain service providers. The actual day-to-day risk management for the Funds resides with the Adviser and other service providers to the Funds. Although the risk management policies of the Adviser and the service providers are designed to be effective, there is no guarantee that they will anticipate or mitigate all risks. Not all risks that may affect the Funds can be identified, eliminated, or mitigated and some risks simply may not be anticipated or may be beyond the control of the Board or the Adviser or other service providers. The Independent Trustees meet separately with the Trust’s CCO at least annually, outside the presence of management, to discuss issues related to compliance. Furthermore, the Board receives an annual written report from the Trust’s CCO regarding the operation of the compliance policies and procedures of the Trust and its primary service providers. As part of its oversight function, the Board also may hold special meetings or communicate directly with Trust management or the CCO to address matters arising between regular meetings.

The Board also receives quarterly reports from the Adviser on the investments and securities trading of the Funds, including its investment performance, as well as reports regarding the valuation of each Fund’s securities. The Board also receives quarterly reports from the Funds’ administrator, transfer agent, and distributor on regular quarterly items and, where appropriate and as needed, on specific issues. In addition, in its annual review of the Funds’ investment advisory agreement, the Board will review information provided by the Adviser relating to its operational capabilities, financial condition, and resources. The Board also conducts an annual self-evaluation that includes a review of its effectiveness in overseeing, among other things, the number of funds in the Trust and the effectiveness of the Board’s committee structure.

Trustees’ Ownership of Fund Shares. The following table shows each Trustee’s beneficial ownership of shares of the Funds and, on an aggregate basis, of shares of all funds within the Trust overseen by the Trustee. Information is provided as of December 31, 2014.

Name of Trustee	Dollar Range of Shares owned by Trustee in Castlemaine Funds*					All Funds in the Trust
	Emerging Markets Opportunities Fund	Event Driven Fund	Long/ Short Fund	Market Neutral Fund	Multi- Strategy Fund
Interested Trustee
Robert G. Dorsey	None	None	None	None	None	$50,001 - $100,000
Independent Trustees
John J. Discepoli	None	None	None	None	None	None
John C. Davis	None	None	None	None	None	None
David M. Deptula	None	None	None	None	None	None

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*    Because the Funds are newly organized, none of the Trustees has any beneficial ownership of Fund shares as of the date of this SAI.

Ownership in Fund Affiliates. As of the date of this SAI, none of the Independent Trustees, nor members of their immediate families, owned, beneficially or of record, securities of the Adviser, the Distributor or any affiliate of the Adviser or Distributor.

Trustee Compensation. No director, officer, or employee of the Adviser or Distributor receives any compensation from the Trust for serving as an officer or Trustee of the Trust. Each Independent Trustee receives a $500 per meeting fee and a $500 annual retainer for each series of the Trust. The Trust reimburses each Trustee and officer for his travel and other expenses incurred in attending meetings. The following table provides the estimated amount of compensation payable to each of the Trustees during the Funds’ first fiscal year of operations, which will conclude August 31, 2016:

Name of Trustee	Compensation From the Funds	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From all Funds Within the Trust
Interested Trustee
Robert G. Dorsey	None	None	None	None
Independent Trustees
John J. Discepoli	$2,500	None	None	$29,250
John C. Davis	$2,500	None	None	$29,250
David M. Deptula	$2,500	None	None	$29,250

INVESTMENT ADVISER

Castlemaine LLC, located at located at 250 West 57th Street, Suite 2032, New York, New York 10107, serves as the investment adviser to the Funds pursuant to an Investment Advisory Agreement dated December 27, 2015 (the “Investment Advisory Agreement”). The Adviser was organized in 2015 to provide investment advisory services to the Funds. The Adviser is controlled by Mr. Colm O’Shea, a resident of the United Kingdom and owner of a London based investment advisory firm.

The Investment Advisory Agreement is effective for an initial two-year period and will be renewed for periods of one year only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the applicable Fund’s outstanding voting securities, provided the continuance is also approved by a majority of the Independent Trustees. The Investment Advisory Agreement is terminable without penalty on 60 days’ notice by the Trustees or by vote of a majority of the outstanding voting securities of the applicable Fund. The Investment Advisory Agreement provides that it will terminate automatically in the event of its “assignment”, as defined in the 1940 Act.

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The Adviser manages each Fund’s investments in accordance with the stated investment objective and policies of the Fund, subject to the oversight of the Board. The Adviser is responsible for investment decisions, and provides the Fund with a portfolio manager to determine purchases and sales of securities. The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or for any loss suffered by the Trust or the Fund in connection with the performance of its duties, except a loss resulting from a breach of fiduciary duty with respect to receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

Because the Fund is newly organized, no information regarding the Advisory fees paid to the Adviser is included in this SAI.

Portfolio Manager. Each Fund is managed by Alfredo Viegas (the “Portfolio Manager”), who is responsible for the day-to-day implementation of investment strategies for each Fund.

Other Accounts Managed by Portfolio Manager. In addition to the Funds, the Portfolio Manager is responsible for the day-to-day management of certain other accounts. The table below shows the number of and total assets in such other accounts as of September 30, 2015.

Portfolio Manager	Type of Accounts	Total Number of Other Accounts Managed	Total Assets of Other Accounts Managed (million)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets of Accounts Managed with Advisory Fee Based on Performance (million)
Alfredo Viegas	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

Potential Conflicts of Interest

Other Accounts. The Portfolio Manager serves as portfolio manager for each of the Funds and may provide investment advice to other accounts in the future (“Other Accounts”) The Portfolio Manager’s management of Other Accounts may give rise to potential conflicts of interest in connection with his management of a Fund’s investments, on the one hand, and the investments of the Other Accounts, including the other Funds, on the other. A potential conflict of interest may arise where another account has the same investment objective as a Fund, whereby the Portfolio Manager could favor one account over another. Another potential conflict could include the Portfolio Manager’s knowledge about the size, timing, and possible market impact of trades, whereby the Portfolio Manager could use this information to the advantage of Other Accounts and to the disadvantage of a Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

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Investment Opportunities. While each Fund’s investment objectives, strategies, and restrictions may not be identical to Other Accounts, including the other Funds, they can be significant overlap. As a result, the Adviser must allocate investment opportunities between a Fund and those Other Accounts, including the other Funds. In many cases, a Fund and Other Accounts may all participate in opportunities to buy or sell a liquid security, and the Adviser will buy or sell the same security for the Fund and Other Accounts at essentially the same time. However, this may not always be the case: The Adviser may determine to buy or sell different securities for some accounts than for other accounts, or to buy or sell the same securities for some accounts at different times or in different proportions than for other accounts. This may be due to, among other things, limitations on the availability of particular opportunities, differences in investment objectives or strategies, other factors affecting the appropriateness or suitability of particular transactions for particular accounts, differences in accounts’ cash availability or ability to borrow, and/or differences in redemptions or withdrawals or new share purchasers or capital contributions. As a result, at any time a Fund’s portfolio may differ from that of Other Accounts, including the other Funds, that have similar or overlapping investment objectives or strategies.

Compensation. Mr. Viegas is not compensated directly by the Funds. He is, however, compensated by the Adviser based on his ownership of the Adviser and a fixed annual salary. As such, performance and asset levels of the Funds will directly affect the profits of the Adviser (and, indirectly, the total compensation paid to Mr. Viegas).

Ownership of Fund Shares.  Because the Funds are newly organized, the Portfolio Manager has no beneficial ownership of Fund shares as of the date of this SAI.

PORTFOLIO TRANSACTIONS

Pursuant to the Investment Advisory Agreement, the Adviser determines, subject to the general supervision of the Board and in accordance with each Fund’s investment objective, policies, and restrictions, which securities are to be purchased and sold by the Fund and which brokers are eligible to execute the Fund’s portfolio transactions.

Purchases and sales of portfolio securities that are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked prices. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Funds, where possible, will deal directly with the dealers who make a market in the securities involved except under those circumstances where better price and execution are available elsewhere.

Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser in its best judgment consistent with its obligation to seek best execution and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers who provide investment research to the Adviser may receive orders for equity transactions on behalf of the Funds. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the fees payable to the Adviser by the Funds. Such information may be useful to the Adviser in serving both the Funds and other clients and, conversely, supplemental information obtained by the placement of brokerage orders of other clients may be useful to the Adviser in carrying out its obligations to the Funds. While the Adviser generally seeks competitive commissions, the Funds may not necessarily pay the lowest commission available on each brokerage transaction for the reasons discussed above.

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Consistent with the foregoing, under Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker. The research received by the Adviser may include, without limitation: information on the United States and other world economies; information on specific industries, groups of securities, individual companies, political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Adviser to determine and track investment results; and trading systems that allow the Adviser to interface electronically with brokerage firms, custodians and other providers. Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs, and access to computer databases. In some instances, research products or services received by the Adviser may also be used by the Adviser for functions that are not research related (i.e., not related to the making of investment decisions). Where a research product or service has a mixed use, the Adviser will make a reasonable allocation according to its use and will pay for the non-research function in cash using its own funds.

Subject to the requirements of the 1940 Act and procedures adopted by the Board, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or (iii) an affiliated person of which is an affiliated person of the Trust, the Adviser or the Trust’s principal underwriter.

THE DISTRIBUTOR

Ultimus Fund Distributors, LLC (the “Distributor”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, is the exclusive agent for distribution of shares of each Fund. The Distributor is obligated to sell shares of each Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor is compensated for its services to the Trust under a written agreement for such services. The Distributor is an affiliate of Ultimus Fund Solutions, LLC. Robert G. Dorsey and Mark J. Seger are each Managing Directors of the Distributor; Mr. Dorsey serves as a Trustee of the Trust and Mr. Seger serves as an officer of the Trust.

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By its terms, the Distribution Agreement is for an initial term of two years and will continue in effect year-to-year thereafter so long as such continuance is approved at least annually by (1) the Board or (2) a vote of the majority of the Fund’s outstanding voting shares; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval. The Distribution Agreement may be terminated at any time, on sixty days written notice, without payment of any penalty, by the Trust or by the Distributor. The Distribution Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

OTHER SERVICE PROVIDERS

Administrator, Fund Accountant, and Transfer Agent. Ultimus Fund Solutions, LLC (“Ultimus”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Administrator, Fund Accountant and Transfer Agent to the Funds pursuant to an Administration Agreement, a Fund Accounting Agreement and a Transfer Agent and Shareholder Services Agreement (collectively, the “Service Agreements”)

As Administrator, Ultimus assists in supervising all operations of the Funds (other than those performed by the Adviser under the Investment Advisory Agreement). Ultimus has agreed to perform or arrange for the performance of the following services (under the Service Agreements, Ultimus may delegate all or any part of its responsibilities thereunder):

•	prepare and assemble reports required to be sent to a Fund’s shareholders and arrange for the printing and dissemination of such reports;
•	assemble reports required to be filed with the SEC and file such completed reports with the SEC;
•	file the Funds’ federal income and excise tax returns and their state and local tax returns;
•	assist and advise the Funds regarding compliance with the 1940 Act and with its investment policies and limitations; and
•	make such reports and recommendations to the Board upon its reasonable requests.

As Fund Accountant, Ultimus maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts. Ultimus also maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the NAV per share, calculation of the dividend and capital gain distributions, reconciles cash movements with the custodian, verifies and reconciles with the custodian all daily trade activities; provides certain reports; obtains dealer quotations or prices from pricing services used in determining NAV; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Funds.

As Transfer Agent, Ultimus performs the following services in connection with each Fund’s shareholders: maintains records for the Fund’s shareholders of record; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of the Fund on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitation materials.

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Ultimus receives fees from the Funds for its services as Administrator, Fund Accountant, and Transfer Agent, and is reimbursed for certain expenses assumed pursuant to the Service Agreements. Because the Funds are newly organized, no information regarding the fees paid by the Funds to Ultimus is included in this SAI.

Unless sooner terminated as provided therein, the Service Agreements between the Trust, on behalf of the Funds, and Ultimus will continue in effect until August 19, 2017, and, unless otherwise terminated as provided in the Service Agreements, are renewed automatically thereafter for successive one-year periods.

The Service Agreements provide that Ultimus shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Service Agreements relate, except a loss from willful misfeasance, bad faith or gross negligence in the performance of its duties, or from the reckless disregard by Ultimus of its obligations and duties thereunder.

Custodian. U.S. Bank N.A., (the “Custodian”), located at 425 Walnut Street, Cincinnati, Ohio 45242, serves as custodian to the Funds pursuant to a Custody Agreement. The custodian’s responsibilities include safeguarding and controlling each Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments.

Independent Registered Public Accounting Firm. Cohen Fund Audit Services, located at 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the independent registered public accounting firm for the Funds and to audit the annual financial statements of the Funds and assist in preparing their federal, state, and excise tax returns for the fiscal period ending August 31.

Legal Counsel. Kilpatrick Townsend & Stockton LLP, located at 4208 Six Forks Road, Suite 1400, Raleigh, North Carolina 27609, serves as legal counsel to the Trust and the Trust’s Independent Trustees.

Compliance Consulting Agreement. Under the terms of a Compliance Consulting Agreement with the Trust, Ultimus provides an individual with the requisite background and familiarity with the Federal securities laws to serve as the Trust’s CCO and to administer the Trust’s compliance policies and procedures.

GENERAL INFORMATION

Description of Shares. The Trust is an unincorporated business trust that was organized under Ohio law on February 28, 2012. The Declaration of Trust authorizes the Board to divide shares into series, each series relating to a separate portfolio of investments, and to further divide shares of a series into separate classes. In the event of a liquidation or dissolution of the Trust or an individual series or class, shareholders of a particular series or class would be entitled to receive the assets available for distribution belonging to such series or class. Shareholders of a series or class are entitled to participate equally in the net distributable assets of the particular series or class involved on liquidation, based on the number of shares of the series or class that are held by each shareholder. If any assets, income, earnings, proceeds, funds, or payments are not readily identifiable as belonging to any particular series or class, the Trustees shall allocate them among any one or more series or classes as they, in their sole discretion, deem fair and equitable. Subject to the Declaration of Trust, determinations by the Board as to the allocation of liabilities, and the allocable portion of any general assets, with respect to the Funds and the class of each Fund is conclusive.

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Shares of the Funds, when issued, are fully paid and non-assessable. Shares have no subscription, preemptive or conversion rights. Shares do not have cumulative voting rights. Shareholders are entitled to one vote for each full share held and a fractional vote for each fractional share held. Shareholders of all series and classes of the Trust, including the Funds, will vote together and not separately, except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides, in substance, that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement, a distribution plan or any change in a fundamental investment policy would be effectively acted upon with respect to a series or class only if approved by a majority of the outstanding shares of such series or class. However, the Rule also provides that the ratification of the appointment of independent accountants and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

Trustee Liability. The Declaration of Trust provides that the Trustees of the Trust will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of their duties to the Trust and its holders of beneficial interest. It also provides that all third parties shall look solely to the Trust’s property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

Trust Liability. Under Ohio law, liabilities of the Trust to third persons, including the liabilities of any series, extend to the whole of the trust estate to the extent necessary to discharge such liabilities. However, the Declaration of Trust contains provisions intended to limit the liabilities of each series to the applicable series and the Trustees and officers of the Trust intend that notice of such limitation be given in each contract, instrument, certificate, or undertaking made or issued on behalf of the Trust by the Trustees or officers. There is no guarantee that the foregoing steps will prove effective or that the Trust will be successful in preventing the assets of one series from being available to creditors of another series.

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Code of Ethics. The Trust, the Adviser, and the Distributor have each adopted a Code of Ethics. These Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, including securities that may be purchased or held by a Fund, but prohibit such personnel from engaging in personal investment activities that compete with or attempt to take advantage of the Fund’s planned portfolio transactions. Each of these parties monitors compliance with its Code of Ethics.

Proxy Voting Policies and Procedures. The Trust and the Adviser have adopted Proxy Voting Policies and Procedures that describe how the Funds intend to vote proxies relating to portfolio securities. The Proxy Voting Policies and Procedures of the Trust and the Adviser are attached to this Statement of Additional Information as Appendix C and Appendix D, respectively. No later than August 31 of each year, information regarding how the Funds voted proxies relating to portfolio securities during the prior twelve-month period ended June 30th is available without charge upon request by calling 1-888-594-0006, or on the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure Policy. The Board has adopted a policy to govern the circumstances under which disclosure regarding securities purchased, sold, and held by a Fund (“Portfolio Securities”), may be made to shareholders of the Fund or other persons. The Trust’s CCO is responsible for monitoring the use and disclosure of information relating to Portfolio Securities. Although no material conflicts of interest are believed to exist that could disadvantage the Funds or their shareholders, various safeguards have been implemented to protect the Funds and their shareholders from conflicts of interest, including: the adoption of Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act designed to prevent fraudulent, deceptive or manipulative acts by officers and employees of the Trust, the Adviser and the Distributor in connection with their personal securities transactions; the adoption by the Adviser and the Distributor of insider trading policies and procedures designed to prevent their employees’ misuse of material non-public information; and the adoption by the Trust of a Code of Ethics for Officers that requires the Chief Executive Officer and Chief Financial Officer of the Trust to report to the Board any affiliations or other relationships that could potentially create a conflict of interest with the Fund. As to each Fund:

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Public disclosure regarding Portfolio Securities is made in the Fund’s Annual Reports and Semi-Annual Reports to shareholders, and in quarterly holdings reports on Form N-Q (“Official Reports”), which are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Except for such Official Reports and as otherwise expressly permitted by the Trust’s policy, shareholders and other persons may not be provided with information regarding Portfolio Securities held, purchased or sold by the Fund.

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Information regarding Portfolio Securities and other information regarding the investment activities of the Fund, may be disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Fund, but only if such disclosure is approved and monitored by the Trust’s CCO. Each disclosure arrangement has been authorized by the Fund and/or the Adviser in accordance with the Fund’s disclosure of portfolio holdings policy upon a determination that this disclosure serves a legitimate business purpose of the Fund and that each organization is subject to a duty of confidentiality.

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Information regarding the general market exposure of the Fund may be disclosed, if such information is also disclosed on the Fund’s website and the information does not identify specific Portfolio Securities.

•	The Trust’s CCO may approve the disclosure of holdings of or transactions in Portfolio Securities that is made on the same basis to all shareholders of the Fund.

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The Funds’ policy relating to disclosure of holdings of Portfolio Securities does not prohibit disclosure of information to the Adviser or to other Trust service providers, including the Trust’s administrator, distributor, custodian, legal counsel, accountants and printers/typesetters, or to brokers and dealers through which the Fund purchases and sells Portfolio Securities. Below is a table that lists each service provider that may receive non-public portfolio information along with information regarding the frequency of access to, and limitations on use of, portfolio information.

Type of Service Provider	Typical Frequency of Access to Portfolio Information	Restrictions on Use
Adviser	Daily	Contractual and Ethical
Administrator and Distributor	Daily	Contractual and Ethical
Custodian	Daily	Ethical
Accountants	During annual audit	Ethical
Legal counsel	Regulatory filings, board meetings, and if a legal issue regarding the portfolio requires counsel’s review	Ethical
Printers/Typesetters	Twice a year – printing of semi-annual and annual reports	No formal restrictions in place – typesetter or printer would not receive portfolio information until at least 30 days old
Broker/dealers through which the Fund purchases and sells portfolio securities	Daily access to the relevant purchase and/or sale – no broker/dealer has access to the Fund’s entire portfolio	Contractual and Ethical

Such disclosures may be made without approval of the Trust’s CCO because the Board has determined that the Fund and its shareholders are adequately protected by the restrictions on use in those instances listed above.

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The Trust’s CCO may approve other arrangements under which information relating to Portfolio Securities held by the Fund, or purchased or sold by the Fund (other than information contained in Official Reports), may be disclosed. The CCO shall approve such an arrangement only if he or she concludes (based on a consideration of the information to be disclosed, the timing of the disclosure, the intended use of the information and other relevant factors) that the arrangement is reasonably necessary to aid in conducting the ongoing business of the Trust and is unlikely to affect adversely the Fund or any shareholder of the Fund. The CCO must inform the Board of any such arrangements that are approved by the CCO, and the rationale supporting approval, at the next regular quarterly meeting of the Board following such approval.

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Neither the Adviser nor the Trust (nor any affiliated person, employee, officer, trustee or director of the Adviser or the Trust) may receive any direct or indirect compensation in consideration of the disclosure of information relating to Portfolio Securities held, purchased, or sold by the Fund.

Other Expenses. In addition to the investment advisory fees, the Funds pay all expenses not expressly assumed by the Adviser, including, without limitation, the fees and expenses of its independent registered public accounting firm and of its legal counsel; fees of its administrator, distributor and transfer agent, the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, SAIs and supplements thereto; bank transaction charges and custody fees; any costs associated with shareholder meetings, including proxy solicitors’ fees and expenses; registration and filing fees; federal, state or local income or other taxes; interest; membership fees of the Investment Company Institute and similar organizations; fidelity bond and liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

ADDITIONAL TAX INFORMATION

The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders. The discussions here and in the Prospectus are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof; such laws and regulations may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

Each Fund intends to qualify and remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). In order to so qualify, the Fund must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year. At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities, or foreign currencies, and other income derived with respect to the Fund’s business of investing in such stock, securities, or currencies, and net income derived from an investment in a “qualified publicly traded partnership” as defined in section 851(h) of the Code (the “source-of-income test”). Any income derived by the Fund from a partnership (other than a “qualified publicly traded partnership”) or trust is treated as derived with respect to the Fund’s business of investing in stock, securities, or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

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A Fund may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year (the “asset diversification tests”). In general, at least 50% of the value of the Fund’s total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the Fund nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the Fund’s total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer; the securities of two or more issuers (other than securities of another regulated investment company) if the issuers are controlled by the Fund and they are, pursuant to Treasury Regulations, engaged in the same or similar or related trades or businesses; or the securities of one or more publicly traded partnerships.

Each Fund intends to satisfy all of the requirements of the source-of-income test and the asset diversification tests on an ongoing basis for continued qualification as a regulated investment company.

There is a remedy for failure to satisfy the asset diversification tests, if the failure was due to reasonable cause and not willful neglect, subject to certain divestiture and procedural requirements and the payment of a tax. If the failure of the asset diversification test was de minimis, the remedy would require corrective action but no payment of a tax. There is also a remedy for failure of the source-of-income test, if the failure was due to reasonable cause and not willful neglect, subject to certain procedural requirements and the payment of a tax.

Under current tax law, qualifying corporate dividends are taxable at long-term capital gains tax rates. The long-term capital gains rate for individual taxpayers is currently at a maximum rate of 20%, with lower rates potentially applicable to taxpayers depending on their income levels. For 2015, individual taxpayers with taxable incomes above $413,200 ($464,850 for married taxpayers filing jointly and $439,000 for heads of households) are subject to a 20% rate of tax on long-term capital gains and qualified dividends. Taxpayers that are not in the highest tax bracket and are subject to the 25% (or greater) tax bracket on their ordinary income and whose taxable income is less than the above-mentioned thresholds will continue to be subject to a maximum 15% rate of tax on long-term capital gains and qualified dividends. For taxpayers whose ordinary income is generally taxed at less than the 25% rate, the long-term capital gains rate, and rate on qualified dividends will be 0%. These rates may change over time.

If a Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether the dividend was received in cash or reinvested in additional shares. All taxable dividends paid by a Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. To the extent a Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

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Shareholders who hold a Fund’s shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

Each Fund will designate (1) any distribution that constitutes a qualified dividend as qualified dividend income; (2) any tax-exempt distribution as an exempt-interest dividend; (3) any distribution of long-term capital gains as a capital gain dividend; and (4) any dividend eligible for the corporate dividends received deduction as such in a written notice provided to shareholders after the close of the Fund’s taxable year. Shareholders should note that, upon the sale or exchange of Fund shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

Foreign currency gains or losses on non-U.S. dollar denominated bonds and other similar debt instruments and on any non-U.S. dollar denominated futures contracts, options and forward contracts that are not Section 1256 Contracts generally will be treated as ordinary income or loss.

To the extent that a distribution from a Fund is taxable, it is generally included in a shareholder’s gross income for the taxable year in which the shareholder receives the distribution. However, if a Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if the dividend was received in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Each Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). Such distributions will be taxable to the shareholders as dividends to the extent of the Fund’s current and accumulated earnings and profits. Such distributions may be eligible for (i) the dividends-received deduction in the case of corporate shareholders or (ii) treatment as “qualified dividend income” in the case of noncorporate shareholders.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period for Fund shares. An exchange of shares is treated as a sale and any gain may be subject to tax.

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Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage (currently 28%) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct taxpayer identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so, or that they are “exempt recipients.”

Depending upon the extent of a Fund’s activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income”, which should include dividends from a Fund and net gains from the disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in a Fund.

Each Fund will send shareholders information each year on the tax status of dividends and distributions. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or reinvested in Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the NAV of shares below the shareholder’s cost, and thus, in effect, result in a return of a part of the shareholder’s investment.

Under sections 1471 through 1474 of the Code, known as Foreign Account Tax Compliance Act (“FATCA”), each Fund is required to withhold U.S. tax at a rate of 30% on payments of taxable dividends and, from January 1, 2017, redemption proceeds and certain capital gain dividends, made to certain non-U.S. entities that fail to comply (or be deemed compliant) with the extensive reporting and withholding requirements under FATCA designed to inform the U.S. Treasury of certain U.S. owned foreign assets and accounts. Shareholders may be requested to provide additional information to the Fund to enable it to determine whether FATCA withholding is required. The Fund will disclose the information that it receives from (or concerning) its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA, related intergovernmental agreements or other applicable law or regulation. Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

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FINANCIAL STATEMENTS

Each Fund is newly organized and therefore no financial information is included in this SAI. You may request a copy of the Fund’s Annual and Semi-Annual reports, once available, at no charge by calling the Fund at 1-888-594-0006.

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APPENDIX A - DESCRIPTION OF RATINGS

The Funds may acquire from time to time fixed income or debt securities as described in the Prospectus and this SAI. The Funds are not restricted with respect to yield, maturity, or credit quality of any fixed income or debt securities, so that the Funds may purchase fixed income or debt securities that are of high quality “investment grade” (“Investment-Grade Debt Securities”) or of lower quality with significant risk characteristics (e.g., “junk bonds”). The various ratings used by nationally recognized statistical rating organizations (each an “NRSRO”) are described below.

A rating by an NRSRO represents the organization’s opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of Investment-Grade Debt Securities in which a Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell, or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one NRSRO, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the NRSROs from other sources that they consider reliable. Ratings may be changed, suspended, or withdrawn because of changes in or unavailability of such information, or for other reasons.

STANDARD & POOR’S® RATINGS SERVICES. The following summarizes the highest four ratings used by Standard & Poor’s Ratings Services (“S&P”), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment‑Grade Debt Securities by the Adviser:

AAA –An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA – An obligation rated AA differs from AAA obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A – An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher‑rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB – An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Bonds rated BB, B, CCC, CC and C are not considered by the Adviser to be Investment‑Grade Debt Securities and are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations may likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

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The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) designation to show relative standing within the major rating categories.

Short-term obligations rated A‑1 by S&P indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus (+) designation. This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong. A short-term obligation rated A‑2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

The rating SP‑1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP‑2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. The rating SP-3 indicates a speculative capacity to pay principal and interest.

MOODY’S INVESTORS SERVICE, INC. Moody’s Investors Service, Inc. (“Moody’s”) long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default. The highest four ratings are deemed Investment-Grade Securities by the Adviser:

Aaa – Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa – Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A – Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa – Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Obligations that are rated Ba, B, Caa, Ca or C by Moody’s are not considered “Investment-Grade Debt Securities” by the Adviser. Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk. Obligations rated B are considered speculative and are subject to high credit risk. Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

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Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings
Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1 – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Obligation Ratings – There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels — MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

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MIG 3 – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well established.

SG – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings – In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

FITCH RATINGS. The following summarizes the highest four ratings used by Fitch, Inc. (“Fitch”):

Long-Term Ratings

AAA – Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

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AA – Very high credit quality. AA ratings denote expectation of low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A – High credit quality. A ratings denote expectation of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB – Good credit quality. BBB ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Long-term securities rated below BBB by Fitch are not considered by the Adviser to be investment-grade securities. Securities rated BB and B are regarded as speculative with regard to a possible default risk developing. BB is considered speculative and B is considered highly speculative. Securities rated CCC, CC and C are regarded as a high credit risk. A rating CCC indicates a substantial credit risk, while a rating CC indicates a high level of risk, and a rating C signals exceptionally high levels of credit risk. “RD” ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond or other material financial obligations but which has not entered into bankruptcy filings or other formal winding-up procedure and which has not otherwise ceased operating. “D” ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings or other formal wind-up procedure, or which has otherwise ceased business.

Short-Term Ratings

F1 – Highest credit quality. The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

F2 – Good credit quality. The rating F2 indicates a good intrinsic capacity for timely payment of financial commitments.

F3 – Fair credit quality. The rating F3 indicates the intrinsic capacity for timely payment of financial commitments is adequate.

B – Speculative. The rating B indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near-term adverse changes in financial and economic conditions.

Short-term rates B, C, and D by Fitch are considered by the Adviser to be below investment-grade securities. Short-term securities rated C have a high default risk and securities rated D indicate a broad-based default event for an entity or the default of a short-term obligation.

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 (+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to long-term ratings AAA category or to the categories below B. The suffix “NR” indicates that Fitch does not publicly rate the issuer or issue in question.

While the foregoing descriptions of the ratings systems used by the Adviser distinguishes between “Investment-Grade Debt Securities” and more speculative debt securities, as stated above the Fund is not limited with respect to the yield, maturity or credit quality of the debt securities in which they invest. Accordingly, the Fund’s portfolio may be invested in Investment-Grade Debt Securities or debt securities that are not Investment-Grade Debt Securities in any proportion.

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APPENDIX B – LIST OF OFFICERS

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee**	Directorships of Public Companies Held by Trustee During Past 5 Years
Interested Trustees:
Robert G. Dorsey* Year of Birth: 1957	Since February 2012	Trustee (2012 to present) President (June 2012 to October 2013)	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (1999 to present)	21	n/a
Independent Trustees:
John J. Discepoli Year of Birth: 1963	Since June 2012	Trustee	Owner of Discepoli Financial Planning, LLC (personal financial planning company) since November 2004	21	n/a
John C. Davis Year of Birth: 1952	Since June 2012	Chairman (July 2014 to present) Trustee (June 2012 to present)	Consultant since May 2011; Retired Partner of PricewaterhouseCoopers LLP (1974-2010)	21	n/a
David M. Deptula Year of Birth: 1958	Since June 2012	Trustee	Vice President of Tax Treasury at Standard Register, Inc. since November 2011; Tax Partner at Deloitte Tax LLP from 1984 to 2011	21	n/a

*	Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent, and distributor. Mr. Dorsey was President of the Trust from June 2012 to October 2013.
**	As of December 28, 2015.

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Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
David R. Carson^ Year of Birth: 1958	Since April 2013	President of the Trust (October 2013 to present); Principal Executive Officer of Ryan Labs Funds (October 2014 to present); Vice President of the Trust (April 2013 to October 2013)
Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC (2013 to present); Chief Compliance Officer, The Huntington Funds (2005 to 2013), The Flex-Funds (2006 to 2011), Meeder Financial (2007 to 2011), Huntington Strategy Shares (2012 to 2013), and Huntington Asset Advisors (2013); Vice President, Huntington National Bank (2001 to 2013).

Nitin N. Kumbhani 8163 Old Yankee Rd., Ste. E Dayton, Ohio 45458 Year of Birth: 1948	Since June 2012	Principal Executive Officer of APEXcm Small/Mid Cap Growth Fund	President and Chief Investment Officer of Apex Capital Management, Inc. (1987 to present)
Michael Kalbfleisch 8163 Old Yankee Rd., Ste. E Dayton, Ohio 45458 Year of Birth: 1959	Since June 2012	Vice President of APEXcm Small/Mid Cap Growth Fund	Vice President and Chief Compliance Officer of Apex Capital Management, Inc. (2001 to present)
William S. Sloneker 8845 Governor’s Hill Drive, Cincinnati, Ohio 45249 Year of Birth: 1953	Since June 2012	Principal Executive Officer of Cincinnati Asset Management Funds: Broad Market Strategic Income Fund	Chairman, Chief Executive Office and Portfolio Manager of Cincinnati Asset Management, Inc. (1989 to present)
Andrew B. Wellington 405 Park Ave., 6th Floor, New York, NY 10022 Year of Birth: 1968	Since January 2013	Principal Executive Officer of Lyrical U.S. Value Equity Fund & Lyrical U.S. Hedged Value Fund	Managing Director of Lyrical Asset Management LP (2008 to present)

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Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Nicholas Chermayeff 300 First Stamford Place 3rd Fl. East Stamford, CT 06902 Year of Birth: 1969	Since April 2013	Principal Executive Officer of Barrow Value Opportunity Fund & Barrow Long/Short Opportunity Fund	Co-Chief Executive Officer and Principal of Barrow Street Capital LLC (1997 to present) and Barrow Street Advisors, LLC
Andrew Dassori 215 Park Ave. South, Suite 1902 New York, NY 10003 Year of Birth: 1984	Since July 2013	Principal Executive Officer of Wavelength Interest Rate Neutral Fund	Managing Member and Chief Compliance Officer of Wavelength Capital Management, LLC (2013 to present); Formerly, Portfolio Manager, Credit Suisse Asset Management LLC (2007 to 2013)
Henry M.T. Jones 1380 W. Paces Ferry Rd., Ste 1000 Atlanta, GA 30327 Year of Birth: 1971	Since July 2014	Principal Executive Officer of Blue Current Global Dividend Fund	Co-Managing Partner of Edge Advisors, LLC (2012 to present); co-founder and partner (2006 to present)
Stephen P. Lack 55 Waugh Dr, Ste. 1130 Houston, TX 770077 Year of Birth: 1957	Since October 2014	Principal Executive Officer of Galapagos Partners Select Equity Fund	Founder, President and Chief Investment Officer of Galapagos Partners, L.P. (2007 to present)
Benjamin H. Thomas 401 W. Main St., Ste. 2100 Louisville, KY 40202 Year of Birth: 1974	Since April 2015	Principal Executive Officer of Waycross Long/Short Equity Fund	Founder, Managing Partner and Portfolio Manager for Waycross Partners, LLC (2005 to present)

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Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Robert T. Slaymaker 655 Montgomery St., Ste. 1905 San Francisco, CA 94111 Year of Birth: 1951	Since September 2015	Principal Executive Officer of Alambic Funds	Partner and Head of Client Service at Alambic Investment Management L.P. (2013 to present); Operating Partner at Advent International, Inc. (2008 to 2013)
Daniel Darchuck 30 Ragsdale Dr., Monterey, CA 93940 Year of Birth: 1958	Since September 2015	Principal Executive Officer of Topturn OneEighty Fund	Co-Founder, Chief Executive Officer of Topturn Capital, LLC (2009 to present); Chief Executive Officer of Topturn Fund Advisors, LLC (2015 to present)
Christopher M. Niemczewski 21 Dupont Circle NW, Suite 500, Washington, D.C. 20036 Year of Birth: 1951	Since October 2015	Principal Executive Officer of Marshfield Concentrated Opportunity Fund	Founder, Managing Principal of Marshfield Associates, Inc. (1989 to present)
Alfredo Viegas 250 W. 57th St., Ste. 2032, New York, NY 10107 Year of Birth: 1968	Since December 2015	Principal Executive Officer of Castlemaine Funds
Chief Investment Officer and Chief Compliance Officer at Castlemaine LLC (2015 to present); Managing Director at Nomura Securities (2012 to 2015); Managing Director at Knight Capital Group (2009 to 2012).

Jennifer L. Leamer^ Year of Birth: 1976	Since April 2014	Treasurer (2014- present); Assistant Treasurer (April 2014-October 2014)	Mutual Fund Controller of Ultimus Fund Solutions, LLC (2014 to present); Business Analyst (2007 to 2014)
Bo J. Howell^ Year of Birth: 1981	Since October 2014	Secretary (2015 to present); Assistant Secretary (2014)
V.P., Director of Fund Administration for Ultimus Fund Solutions, LLC (2014 to present); Counsel – Securities and Mutual Funds for Western & Southern Financial Group (2012 to 2014); U.S.
Securities and Exchange Commission, Senior Counsel (2009 to 2012)

Stephen L. Preston^ Year of Birth: 1966	Since June 2012	Chief Compliance Officer
Vice President and Chief Compliance Officer of Ultimus Fund Distributors, LLC and Vice President of Ultimus Fund Solutions, LLC (2011 to present); Senior Consultant at Mainstay Capital Markets Consultants (2010 to 2011); Chief Compliance Officer at INTL Trading, Inc. (2008 to 2010)

Mark J. Seger^ Year of Birth: 1962	Since October 2014	Assistant Treasurer (2014 to present); Treasurer (2012 to 2014)	Co-Founder and Managing Director, Ultimus Fund Solutions, LLC (1999 to present)
Frank L. Newbauer^ Year of Birth: 1954	Since February 2012	Assistant Secretary (2015 to present); Secretary (2012 to 2015)	Assistant Vice President of Ultimus Fund Solutions, LLC (2010 to present);

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Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Charles C. Black^ Year of Birth: 1979	Since April 2015	Assistant Chief Compliance Officer
Senior Compliance Officer of Ultimus Fund Solutions, LLC (2015 to present); Senior Compliance Manager at Touchstone Mutual Funds (2013 to 2015), Senior Compliance Manager at Fund Evaluation Group (2011 to 2013); Regulatory Administration Specialist (2006 to 2011)

^	Address is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

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APPENDIX C – TRUST’s PROXY VOTING POLICIES AND PROCEDURES

1.            Purpose; Delegation. The purpose of this memorandum is to describe the policies and procedures for voting proxies received from issuers whose securities are held by each series (individually, a “Fund” and collectively, the “Funds”) of Ultimus Managers Trust (the “Trust”). The Board of Trustees of the Trust (the “Board”) believes that each Fund’s Investment Adviser is in the best position to make individual voting decisions for such Fund. Therefore, subject to the oversight of the Board, each Fund’s Investment Adviser is hereby delegated the duty to make proxy voting decisions for such Fund, and to implement and undertake such other duties as set forth in, and consistent with, these Policies and Procedures.

2.            Definitions

(a)            Proxy. A proxy permits a shareholder to vote without being present at annual or special meetings. A proxy is the form whereby a person who is eligible to vote on corporate matters transmits written instructions for voting or transfers the right to vote to another person in place of the eligible voter. Proxies are generally solicited by management, but may be solicited by dissident shareholders opposed to management’s policies or strategies.

(b)            Proxy Manager. Proxy manager, as used herein, refers to the individual, individuals or committee of individuals appointed by the investment advisers to each Fund (each, an “Investment Adviser”) as being responsible for supervising and implementing these Policies and Procedures.

3.            Policy for Voting Proxies Related to Exchange Traded Funds and other Investment Companies. Pursuant to Section 12(d)(1)(E)(iii) of the Investment Company Act of 1940, all proxies from Exchange Traded Funds (“ETFs”) or other Investment Companies voted by a Fund, registered in the name of the Fund, will have the following voting instructions typed on the proxy form: “Vote these shares in the same proportion as the vote of all other holders of such shares. The beneficial owner of these shares is a registered investment company.”

4.            Policy for Voting Proxies Related to Other Portfolio Securities.

The Trust hereby delegates the responsibility for voting proxies on behalf of the Fund with respect to all equity securities held by the Fund to the Adviser in accordance with these Policies, subject to oversight by the Trustees.

The Trustees have reviewed the Adviser’s Policies and Procedures for Voting Proxies (the “Procedures”) and have determined that they are reasonably designed to ensure that the Adviser will vote all proxies in the best interests of the shareholders, untainted by conflicts of interests. The Procedures are adopted as part of these Policies. The Board must approve any material change in the Procedures before they become effective with respect to the Fund.

5.            Conflicts of Interest. The Trust recognizes that under certain circumstances an Investment Adviser may have a conflict of interest in voting proxies on behalf of a Fund. Such circumstances may include, but are not limited to, situations where an Investment Adviser or one or more of its affiliates, including officers, directors or employees, has or is seeking a client relationship with the issuer of the security that is the subject of the proxy vote. The Investment Adviser shall periodically inform its employees that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Investment Adviser with respect to voting proxies on behalf of a Fund, both as a result of the employee’s personal relationships and due to circumstances that may arise during the conduct of the Investment Adviser’s business, and to bring any conflict of interest of which they become aware to the attention of the proxy manager. With respect to securities other than ETFs or other investment companies, the Investment Adviser shall not vote proxies relating to such issuers on behalf of a Fund until it has determined that the conflict of interest is not material or a method of resolving such conflict of interest has been determined in the manner described below. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Investment Adviser’s decision-making in voting a proxy. Materiality determinations will be based upon an assessment of the particular facts and circumstances. If the proxy manager determines that a conflict of interest is not material, the Investment Adviser may vote proxies notwithstanding the existence of a conflict. If the conflict of interest is determined to be material, either (i) the conflict shall be disclosed to the Trust’s Committee of Independent Trustees (the “Committee”) and the Investment Adviser shall follow the instructions of the Committee or (ii) the Investment Adviser shall vote the issue in question based upon the recommendation of an independent third party under a contractual arrangement approved by the Committee. The proxy manager shall keep a record of all materiality decisions and report them to the Committee on an annual basis.

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6.            Proxy Voting Procedures. Proxy voting will be conducted in compliance with the policies and practices described herein and is subject to the proxy manager’s supervision. A reasonable effort should be made to obtain proxy material and to vote in a timely fashion. Each Investment Adviser shall maintain records regarding the voting of proxies under these Policies and Procedures.

7.            Form N-PX. A record of each proxy vote will be entered on Form N-PX. A copy of each Form N-PX will be signed by the President of the Trust. The Form is to be filed by August 31 each year. Each reporting period covered by the Form N-PX runs from July 1 to June 30. The Trust will disclose in its annual and semi-annual reports to shareholders and in its registration statement (in the SAI) filed with the SEC on or after August 31 that each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available without charge upon request and is also available on the SEC’s Website at www.sec.gov.

As adopted June 5, 2012

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APPENDIX D – CASTLEMAINE’S PROXY VOTING POLICY

Castlemaine LLC has adopted the following proxy voting policies and procedures (the "Proxy Voting Policy") for the voting of proxies on behalf of client accounts for which Castlemaine LLC has voting discretion by contract, including the Castlemaine LLC Funds. Under this Proxy Voting Policy, shares are to be voted in a timely manner and in the best interests of the client. Castlemaine LLC’s CCO is responsible for monitoring compliance with these policies and procedures.

Routine issues will be voted with management in the majority of cases, while non‐routine issues may be more frequently voted against management.

Routine issues include:
•	Uncontested elections of Directors, including the number and terms of office, attendance, and the number of meetings held.
•	Selection and ratification of auditors.
•	Stock splits, dividend, and fractional share issues.
•	Application for listing of securities.
•	Corporate name changes.
•	Pollution, environment, or conservation issues.
•	Employment issues.
•	Restore or eliminate pre‐emptive rights.
•	Fees paid to auditors for consultants.
•	Business abroad.
•	Date, location of annual meeting.
•	Contributions to charity or for education.
•	All other items which aren’t expected to have a material adverse effect on the price of stock.
•	Increases in authorized shares, common or preferred.

Non‐Routine Issues include:
•	Acquisitions, mergers, and spin‐offs.
•	Significant changes in the Articles of Incorporation or By‐Laws, such as anti‐takeover provisions, poison pills, and rights issues.
•	Proxy fight or other control contest.
•	Remuneration of management, directors, and employees. Employee Stock Option Plans.
•	Cumulative voting issues.
•	Golden parachute plans or any unusual compensation benefits to be awarded contingent upon the merger or acquisition of the particular company.

In exercising his or her discretion, the Castlemaine LLC Portfolio Manager for each client account where shares are held may take into account a variety of factors relating to the matter under consideration, the nature of the proposal and the company involved. As a result, the Portfolio Manager may vote in one manner in the case of one company and in a different manner in the case of another where, for example, the past history of the company, the character and integrity of its management, the role of outside directors, and the company's record of producing performance for investors justifies a high degree of confidence in the company and the effect of the proposal on the value of the investment.

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Similarly, poor past performance, uncertainties about management and future directions, and other factors may lead the Portfolio Manager to conclude that particular proposals present unacceptable investment risks and should not be supported. The Portfolio Manager also evaluates proposals in context. A particular proposal may be acceptable standing alone, but objectionable when part of an existing or proposed package. Special circumstances may also justify casting different votes for different clients with respect to the same proxy vote.

Castlemaine LLC may choose not to vote proxies in certain situations or for a Client. This may occur, for example, in situations where the exercise of voting rights could restrict the ability to freely trade the security in question (as is the case, for example, in certain foreign jurisdictions known as "blocking markets"). In addition, voting certain international securities may involve unusual costs to clients. In other cases it may not be possible to vote certain proxies despite good faith efforts to do so, for instance when inadequate notice of the matter is provided. In the instance of loan securities, voting of proxies typically requires termination of the loan, so it is not usually in the best economic interests of clients to vote proxies on loaned securities. Castlemaine LLC typically will not, but reserves the right to, vote where share blocking restrictions, unusual costs or other barriers to efficient voting apply. If Castlemaine LLC does not vote, it would have made the determination that the cost of voting exceeds the expected benefit to the client. The Portfolio Manager shall record the reason for any proxy not being voted, which record shall be kept with the proxy voting records of Castlemaine LLC.

Castlemaine LLC may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships with persons having an interest in the outcome of certain votes. For example, Castlemaine LLC or its affiliates may provide trust, custody, investment management, brokerage, underwriting, banking and related services to accounts owned or controlled by companies whose management is soliciting proxies. Occasionally, Castlemaine LLC may also have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships. Castlemaine LLC may also be required to vote proxies for securities issued by its affiliates or on matters in which Castlemaine LLC has a direct financial interest, such as shareholder approval of a change in the advisory fees paid by a Fund.

Whether a relationship creates a material conflict will depend on the facts and circumstances. For example, even if the above listed persons do not attempt to persuade Castlemaine LLC how to vote, the "value of the relationship" to Castlemaine LLC may create a material conflict. If there is a known or potential conflict, in voting client proxies Castlemaine LLC will disclose all such conflicts to its clients and to obtain their consent before voting. It is the responsibility of the CCO to review for any potential conflicts of interest on a regular basis.

Castlemaine LLC has implemented the following process to administer proxy voting on behalf of our Clients:

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•	To avoid excessive storage space, Castlemaine LLC retains only one copy of each annual report and proxy statement received from the reporting companies. All others will not be retained.
•	All proxy ballots are collected and grouped with that company’s annual report and proxy statement.
•	Every proxy ballot is recorded via an Excel spreadsheet on the day of receipt by:
o	Broker/dealer/custodian and account number
o	Date received in office of Castlemaine LLC
o	Stock symbol
o	Number of shares to be voted
o	Voting deadline
o	Shareholder name – where possible
o	Proxy control number (on proxy statement)

•	Once the individual company’s proxies are received, that company is assigned to a designated Portfolio Manager.
•
For companies with 5000 shares/votes or more, the Castlemaine LLC Portfolio Manager for each client account where these shares are held will conduct an in‐depth analysis of the entire proxy ballot and all corporate board proposals. This analysis will be conducted to avoid any actual or potential material conflicts of interest. If a conflict of interest is evident after in‐depth analysis, Clients will be contacted prior to voting to discuss the exact nature of the conflict and to obtain consent prior to voting. The Portfolio Manager is responsible for maintaining evidence of the client contact.

•	For companies with fewer than 5000 shares/votes, the assigned Portfolio Manager votes in the manner that he/she believes is in the best interest of the shareholder(s)/client(s).
•
If for some reason, Castlemaine LLC determines that it is in the best interest of the client to refrain from voting (i.e. the expense of voting outweighs any benefit, etc.), then the Portfolio Manager maintains

•	documentation to support the reasoning. The CCO is responsible for maintaining evidence of the supporting rational for abstaining and the client notification.
•	After making his/her decision, the designated Portfolio Manager then electronically votes each ballot.
•	After voting the proxy ballots, an electronic confirmation of the vote(s) cast are sent to the CCO for his information and possibly comments.
•	All electronic confirmations are printed, matched, and attached (by group) with the actual proxy ballots (ballot groupings).
•	The reporting company’s annual report, proxy statement and ballot groupings are then be preserved and maintained and available for retrieval if requested by any client/shareholder.

Castlemaine LLC prepares and maintains the following records of its proxy voting:
•	The proxy voting policies and procedures;
•	Copies of proxy statements Castlemaine LLC received for client securities;
•	A record of each vote Castlemaine LLC cast on behalf of a client;
•	A copy of any document Castlemaine LLC created that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and
•
A copy of each written client request for information on how Castlemaine LLC voted proxies on behalf of the client, and a copy of any written response by Castlemaine LLC to any (written or oral) client request for that information on behalf of the requesting client.

66

Clients are informed how they may obtain these proxy voting policies and procedures on Castlemaine LLC’s website, in the Statement of Additional Information (“SAI”) and shareholder’s reports for Funds managed by Castlemaine LLC.

A report of proxies voted for Funds managed by Castlemaine LLC is made quarterly to the Funds' Board, noting any proxies that were voted in exception to the Proxy Guidelines. Castlemaine LLC’s proxy voting record will also be filed on Form N‐PX. An annual record of all proxy votes cast for Funds managed by Castlemaine LLC during the most recent 12‐month period ended June 30 can be obtained, free of charge, on the Fund’s website, and on the SEC's website at www.sec.gov.

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PART C.	OTHER INFORMATION

Item 28.	Exhibits

(a)	Agreement and Declaration of Trust, dated February 28, 2012, is incorporated by reference to Exhibit (a) of Registrant’s initial Registration Statement on Form N-1A, filed on March 23, 2012.
(b)	Bylaws, dated February 28, 2012, is incorporated by reference to Exhibit (b) of Registrant’s initial Registration Statement on Form N-1A, filed on March 23, 2012.
(c)	Instruments Defining Rights of Security Holders are incorporated by reference to Exhibit (a) of Registrant’s initial Registration Statement on Form N-1A, filed on March 23, 2012.
(d)(1)
Investment Advisory Agreement with Apex Capital Management, Inc., dated June 5, 2012, for APEXcm Small/Mid Cap Growth Fund is incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 2 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 11, 2012.

(d)(2)
Investment Advisory Agreement with Cincinnati Asset Management, Inc., dated June 5, 2012, for CAM: Broad Market Strategic Income Fund is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 2 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 11, 2012.

(d)(3)
Investment Advisory Agreement with Lyrical Asset Management L.P., dated January 22, 2013, for Lyrical U.S. Value Equity Fund is incorporated by reference to Exhibit (d)(iv) of Post-Effective Amendment No. 5 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 1, 2013.

(d)(4)
Investment Advisory Agreement with Barrow Street Advisors LLC, dated April 23, 2013, for Barrow Value Opportunity Fund (formerly Barrow All-Cap Core Fund) and Barrow Long/Short Opportunity Fund (formerly Barrow All-Cap Long/Short Fund) (collectively, the “Barrow Funds”) is incorporated by reference to Exhibit (d)(v) of Post-Effective Amendment No. 8 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 6, 2013.

(d)(5)
Investment Advisory Agreement with Wavelength Capital Management, LLC, dated April 23, 2013, for Wavelength Interest Rate Neutral Fund is incorporated by reference to Exhibit (d)(vi) of Post-Effective Amendment No. 13 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 27, 2013.

(d)(6)
Investment Advisory Agreement with Lyrical Asset Management LP, dated April 22, 2014, for Lyrical U.S. Hedged Value Fund (collectively with the Lyrical U.S. Value Fund, the “Lyrical Funds”) is incorporated by reference to Exhibit (d)(viii) of Post-Effective Amendment No. 23 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 11, 2014.

(d)(7)
Investment Advisory Agreement with Edge Advisors, LLC, dated July 21, 2014, for Blue Current Global Dividend Fund is incorporated by reference to Exhibit (d)(viii) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(d)(8)
Investment Advisory Agreement with Galapagos Partners, LP, dated December 29, 2014, for Galapagos Partners Select Equity Fund is incorporated by reference to Exhibit (d)(ix) of Post-Effective Amendment No. 31 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 22, 2014.

(d)(9)
Investment Advisory Agreement with Ryan Labs Asset Management Inc. (formerly Ryan Labs, Inc.), dated December 29, 2014, for Ryan Labs Core Bond Fund is incorporated by reference to Exhibit (d)(x) of Post-Effective Amendment No. 32 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2014.

(d)(10)
Investment Advisory Agreement with Waycross Partners, LLC, dated April 20, 2015, for Waycross Long/Short Equity Fund is incorporated by reference to Exhibit (d)(xi) of Post-Effective Amendment No. 38 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on April 29, 2015.

(d)(11)
Investment Advisory Agreement with Ryan Labs Asset Management Inc. (formerly Ryan Labs, Inc.), dated November 13, 2015, for Ryan Labs Long Credit Fund (collectively with Ryan Labs Core Bond Fund, the “Ryan Labs Funds”) is incorporated by reference to Exhibit (d)(11) of Post-Effective Amendment No. 57 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on November 12, 2015.

(d)(12)
Investment Advisory Agreement with Topturn Fund Advisors, LLC, dated July 21, 2015, for Topturn OneEighty Fund, is incorporated by reference to Exhibit (d)(12) of Post-Effective Amendment No. 46 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 27, 2015.

(d)(13)(A)
Investment Advisory Agreement with Alambic Investment Management, LP, dated August 19, 2015, for Alambic Small Cap Value Plus Fund and Alambic Small Cap Growth Plus Fund (the “Alambic Funds”), is incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 19, 2015.

(d)(13)(B)
First Amended Schedule A, dated December 13, 2015, to the Investment Advisory Agreement with Alambic Investment Management, LP, dated August 19, 2015, for the Alambic Funds, is incorporated by reference to Exhibit (d)(13)(B) of Post-Effective Amendment No. 60 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 16, 2015.

(d)(14)
Investment Advisory Agreement with Castlemaine LLC, for Castlemaine Emerging Markets Opportunity Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, Castlemaine Market Neutral Fund, and Castlemaine Multi-Strategy Fund (collectively the “Castlemaine Funds”), is filed herewith.

(d)(15)
Investment Advisory Agreement with Marshfield Associates, Inc., dated December 27, 2015, for Marshfield Concentrated Opportunity Fund,  is incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 61 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

(e)(1)(A)
Distribution Agreement with Ultimus Fund Distributors, LLC, dated June 7, 2012, is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 2 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 11, 2012.

(e)(1)(B)
Amended Schedule A, dated December 27, 2015, to Distribution Agreement with Ultimus Fund Distributors, LLC, dated June 7, 2012 is incorporated by reference to Exhibit (e)(1)(B) of Post-Effective Amendment No. 60 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

(f)	None
(g)(1)(A)
Custody Agreement with U.S. Bank, dated June 5, 2012, is incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 2 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 11, 2012.

(g)(1)(B)
Second Amendment, dated August 21, 2012, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Cincinnati Asset Management Funds: Broad Market Strategic Income Fund is incorporated by reference to Exhibit (g)(ii) of Post-Effective Amendment No. 2 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 11, 2012.

(g)(1)(C)
Third Amendment, dated December 31, 2012, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Lyrical U.S. Value Equity Fund is incorporated by reference to Exhibit (g)(iii) of Post-Effective Amendment No. 5 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 1, 2013.

(g)(1)(D)
Fourth Amendment, dated May 28, 2013, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for the Barrow Funds, is incorporated by reference to Exhibit (g)(iv) of Post-Effective Amendment No. 10 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 20, 2013.

(g)(1)(E)
Fifth Amendment, dated September 11, 2013, to the Custody Agreement with U.S. Bank, dated June 5, 2012,  for Wavelength Interest Rate Neutral Fund, is incorporated by reference to Exhibit (g)(v) of Post-Effective Amendment No. 13 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 27, 2013.

(g)(1)(F)
Sixth Amendment, dated May 15, 2014,  to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Lyrical U.S. Hedged Equity Fund, is incorporated by reference to Exhibit (g)(vi) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(g)(1)(G)
Seventh Amendment, dated August 26, 2014, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Blue Current Global Dividend Fund, is incorporated by reference to Exhibit (g)(vii) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(g)(1)(H)
Eighth Amendment, dated November 11, 2014, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Galapagos Partners Select Equity Fund and Ryan Labs Core Bond Fund, is incorporated by reference to Exhibit (g)(ix) of Post-Effective Amendment No. 31 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 22, 2014.

(g)(1)(I)
Ninth Amendment, dated March 24, 2015, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Waycross Long/Short Equity Fund, is incorporated by reference to Exhibit (g)(x) of Post-Effective Amendment No. 38 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on April 29, 2015.

(g)(1)(J)
Tenth Amendment, dated April 6, 2015, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Ryan Labs Long Credit Fund, is incorporated by reference to Exhibit (g)(1)(J) of Post-Effective Amendment No. 57 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on November 12, 2015.

(g)(1)(K)
Twelfth Amendment, dated August 8, 2015,  to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Topturn OneEighty Fund, is incorporated by reference to Exhibit (g)(1)(K) of Post-Effective Amendment No. 46 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 27, 2015.

(g)(1)(L)	Amendment to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Castlemaine Funds, will be filed by post-effective amendment.
(g)(2)(A)
Global Custody Agreement with MUFG Union Bank, N.A., dated July 21, 2015, is incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), for Alambic Small Cap Value Plus Fund, filed on August 19, 2015.

(g)(2)(B)
Amended Appendix D, dated October 19, 2015, to the Global Custody Agreement with MUFG Union Bank, N.A., dated July 21, 2015, is incorporated by reference to Exhibit (g)(2)(B) of Post-Effective Amendment No. 60 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), for Alambic Small Cap Growth Plus Fund and Marshfield Concentrated Opportunity Fund, filed on December 16, 2015.

(h)(1)(A)
Administration Agreements, each dated separately, with Ultimus Fund Solutions, LLC, dated June 5, 2012, for APEXcm Small/Mid Cap Growth Fund, Cincinnati Asset Management Funds: Broad Market Strategic Income Fund, the Lyrical Funds, the Barrow Funds, and Wavelength Interest Rate Neutral Fund, are incorporated by reference to Exhibits (h)(ii) through (h)(vi) of Post-Effective Amendment No. 23 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 11, 2014.

(h)(1)(B)
Administration Agreement with Ultimus Fund Solutions, LLC, dated July 21, 2014, for Blue Current Global Dividend Fund, is incorporated by reference to Exhibit (h)(xxiv) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 14, 2014.

(h)(1)(C)
Administration Agreement with Ultimus Fund Solutions, LLC, dated October 20,2014, for Galapagos Partners Select Equity Fund, is incorporated by reference to Exhibit (h)(xxviii)of Post-Effective Amendment No. 31 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 22, 2014.

(h)(1)(D)(i)
Administration Agreement with Ultimus Fund Solutions, LLC, dated October 20, 2014, for the Ryan Labs Funds, is incorporated by reference to Exhibit (h)(xxxii)of Post-Effective Amendment No. 32 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2014.

(h)(1)(D)(ii)
Amended Schedule A, dated November 13, 2015, to the Administration Agreement with Ultimus Fund Solutions, LLC, dated October 20, 2014, for the Ryan Labs Funds, is incorporated by reference to Exhibit (h)(1)(F) of Post-Effective Amendment No. 57 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on November 12, 2015.

(h)(1)(E)
Administration Agreement with Ultimus Fund Solutions, LLC, dated April 20, 2015, for Waycross Long/Short Equity Fund, is incorporated by reference to Exhibit (h)(xxxviii)of Post-Effective Amendment No. 38 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on April 29, 2015.

(h)(1)(F)
Administration Agreement with Ultimus Fund Solutions, LLC, dated September 1, 2015, for Topturn OneEighty Fund, is incorporated by reference to Exhibit (h)(1)(G) of Post-Effective Amendment No. 46 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 27, 2015.

(h)(1)(G)(i)
Administration Agreement with Ultimus Fund Solutions, LLC, dated August 19, 2015, for the Alambic Funds, is incorporated by reference to Exhibit (h)(1)(H) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 19, 2015.

(h)(1)(G)(ii)
First Amended Schedule A, dated December 13, 2015, to the Administration Agreement with Ultimus Fund Solutions, LLC, dated August 19, 2015, for the Alambic Funds, is incorporated by reference to Exhibit (h)(1)(H)(ii) of Post-Effective Amendment No. 60 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 16, 2015.

(h)(1)(H)	Administration Agreement with Ultimus Fund Solutions, LLC, for Castlemaine Funds, is filed herewith.
(h)(1)(I)
Administration Agreement with Ultimus Fund Solutions, LLC, dated December 27, 2015, for Marshfield Concentrated Opportunity Fund, is incorporated by reference to Exhibit (h)(1)(J) of Post-Effective Amendment No. 61 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

(h)(2)(A)
Compliance Consulting Agreement with Ultimus Fund Solutions, LLC, dated June 5, 2012, is incorporated by reference to Exhibits (h)(xxiv) of Post-Effective Amendment No. 25 of Post-Effective Amendment No. 1 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on, June 29, 2012.

(h)(2)(B)
Amended Schedule A, dated December 13, 2015, to the Compliance Consulting Agreement with Ultimus Fund Solutions, LLC, dated June 5, 2012, is filed incorporated by reference to Exhibit (h)(2)(B) of Post-Effective Amendment No. 60 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 16, 2015.

(h)(3)(A)
Fund Accounting Agreements, each dated separately, with Ultimus Fund Solutions, LLC, dated June 5, 2012, for APEXcm Small/Mid Cap Growth Fund, Cincinnati Asset Management Funds: Broad Market Strategic Income Fund, the Lyrical Funds, the Barrow Funds, and Wavelength Interest Rate Neutral Fund, are incorporated by reference to Exhibits (h)(xii) through (h)(xvi) of Post-Effective Amendment No. 23 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 11, 2014.

(h)(3)(B)
Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated July 21, 2014, for Blue Current Global Dividend Fund, is incorporated by reference to Exhibit (h)(xxiv) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(h)(3)(C)
Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated October 20, 2014, for Galapagos Partners Select Equity Fund, is incorporated by reference to Exhibit (h)(xxix) of Post-Effective Amendment No. 31 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 22, 2014.

(h)(3)(D)(i)
Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated October 20, 2014, for the Ryan Labs Funds, is incorporated by reference to Exhibit (h)(xxxviii) of Post-Effective Amendment No. 32 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2014.

(h)(3)(D)(ii)
Amended Schedule A, dated November 13, 2015, to the Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated October 20, 2014, for the Ryan Labs Funds, is incorporated by reference to Exhibit (h)(3)(F) of Post-Effective Amendment No. 57 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on November 12, 2015.

(h)(3)(E)
Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated April 20, 2015, for Waycross Long/Short Equity Fund, is incorporated by reference to Exhibit (h)(xxxix) of Post-Effective Amendment No. 38 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on April 29, 2015.

(h)(3)(F)
Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated September 1, 2015, for Topturn OneEighty Fund, is incorporated by reference to Exhibit (h)(3)(G) of Post-Effective Amendment No. 46 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 27, 2015.

(h)(3)(G)(i)
Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated August 19, 2015, for the Alambic Funds, is incorporated by reference to Exhibit (h)(3)(H) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 19, 2015.

(h)(3)(G)(ii)
First Amended Schedule A, dated December 13, 2015, to the Fund Accounting Agreement, dated August 19, 2015, with Ultimus Fund Solutions, LLC, for the Alambic Funds, is incorporated by reference to Exhibit (h)(3)(H)(ii) of Post-Effective Amendment No. 60 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308),  filed on December 16, 2015.

(h)(3)(H)	Fund Accounting Agreement with Ultimus Fund Solutions, LLC, for Castlemaine Funds, is filed by herewith.
(h)(3)(I)
Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated December 27, 2015, for Marshfield Concentrated Opportunity Fund, is incorporated by reference to Exhibit (h)(3)(I)(ii) of Post-Effective Amendment No. 61 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

(h)(4)(A)
Transfer Agent and Shareholder Services Agreements, each dated separately, with Ultimus Fund Solutions, LLC, dated June 5, 2012, for APEXcm Small/Mid Cap Growth Fund, Cincinnati Asset Management Funds: Broad Market Strategic Income Fund, the Lyrical Funds, the Barrow Funds, and Wavelength Interest Rate Neutral Fund, are incorporated by reference to Exhibits (h)(vii) through (h)(xi) of Post-Effective Amendment No. 23 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 11, 2014.

(h)(4)(B)
Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated June 5, 2012, for Blue Current Global Dividend Fund, is incorporated by reference to Exhibit (h)(xxvi) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(h)(4)(C)
Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated October 20, 2014, for Galapagos Partners Select Equity Fund, is incorporated by reference to Exhibit (h)(xxx) of Post-Effective Amendment No. 31 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 22, 2014.

(h)(4)(D)(i)
Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated October 20, 2014, for the Ryan Funds, is incorporated by reference to Exhibit (h)(xxxiv) of Post-Effective Amendment No. 32 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2014.

(h)(4)(D)(ii)
Amended Schedule A, dated November 13, 2015, to the Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated October 20, 2014, for the Ryan Funds, is incorporated by reference to Exhibit (h)(4)(F) of Post-Effective Amendment No. 57 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on November 12, 2015.

(h)(4)(E)
Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated April 20, 2015, for Waycross Long/Short Equity Fund, is incorporated by reference to Exhibit (h)(xl) of Post-Effective Amendment No. 38 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on April 29, 2015.

(h)(4)(F)
Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated September 1, 2015, for Topturn OneEighty Fund, is incorporated by reference to Exhibit (h)(4)(G) of Post-Effective Amendment No. 46 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 27, 2015.

(h)(4)(G)(i)
Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated August 19, 2015, for the Alambic Funds, is incorporated by reference to Exhibit (h)(4)(H) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 19, 2015.

(h)(4)(G)(ii)
First Amended Schedule A, dated December 13, 2015, to the Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated August 19, 2015, for the Alambic Funds, is incorporated by reference to Exhibit (h)(4)(H)(ii) of Post-Effective Amendment No. 60 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 16, 2015.

(h)(4)(H)	Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, for Castlemaine Funds, is filed herewith.
(h)(4)(I)
Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated December 27, 2015, for Marshfield Concentrated Opportunity Fund, is incorporated by reference to Exhibit (h)(4)(J) of Post-Effective Amendment No. 61 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

(h)(5)(A)
First Amended Expense Limitation Agreement with Apex Capital Management, Inc., dated April 21, 2014, for APEXcm Small/Mid Cap Growth Fund, is incorporated by reference to Exhibit (h)(i) of Post-Effective Amendment No. 26 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 29, 2014.

(h)(5)(B)(i)
First Amended Expense Limitation Agreement with Cincinnati Asset Management, Inc., dated April 21, 2014, for Cincinnati Asset Management Funds: Broad Market Strategic Income Fund, is incorporated by reference to Exhibit (h)(5)(B)(i) of Post-Effective Amendment No. 42 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 5, 2015.

(h)(5)(D)
Expense Limitation Agreement with Barrow Street Advisors LLC, dated April 23, 2013, for the Barrow Funds, is incorporated by reference to Exhibit (h)(ix) of Post-Effective Amendment No. 8 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 6, 2013.

(h)(5)(E)
Expense Limitation Agreement with Wavelength Capital Management, LLC, dated July 23, 2013, for Wavelength Interest Rate Neutral Fund, is incorporated by reference to Exhibit (h)(x) of Post-Effective Amendment No. 13 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 27, 2013.

(h)(5)(F)(i)
First Amended Expense Limitation Agreement with Lyrical Asset Management LP, dated January 21, 2014, for the Lyrical Funds, is incorporated by reference to Exhibit (h)(5)(F)(i) of Post-Effective Amendment No. 60 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 16, 2015.

(h)(5)(F)(ii)
Amended Schedule A, dated April 22, 2014, to the First Amended Expense Limitation Agreement with Lyrical Asset Management LP, dated January 21, 2014, for the Lyrical Funds, is by reference to Exhibit (h)(5)(F)(ii) of Post-Effective Amendment No. 60 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 16, 2015.

(h)(5)(G)
Expense Limitation Agreement with Edge Advisors, LLC, dated July 21, 2014, for Blue Current Global Dividend Fund, is incorporated by reference to Exhibit (h)(xxvii) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(h)(5)(H)
Expense Limitation Agreement with Galapagos Partners, L.P., dated December 29, 2014, for Galapagos Partners Select Equity Fund, is incorporated by reference to Exhibit (h)(xxxi) of Post-Effective Amendment No. 31 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 22, 2014.

(h)(5)(I)
Expense Limitation Agreement with Ryan Labs Asset Management Inc., dated December 29, 2014, for Ryan Labs Core Bond Fund, is incorporated by reference to Exhibit (h)(xxxv) of Post-Effective Amendment No. 32 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2014.

(h)(5)(J)
Expense Limitation Agreement with Waycross Partners, LLC, dated April 20, 2015, for Waycross Long/Short Equity Fund, is incorporated by reference to Exhibit (h)(xxxvii) of Post-Effective Amendment No. 38 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on April 29, 2015.

(h)(5)(K)
Expense Limitation Agreement with Ryan Labs Asset Management Inc., dated November 13, 2015, for Ryan Labs Long Credit Fund, is incorporated by reference to Exhibit (h)(5)(K) of Post-Effective Amendment No. 57 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on November 12, 2015.

(h)(5)(L)
Expense Limitation Agreement with Topturn Fund Advisors, LLC, dated July 21, 2015, for Topturn OneEighty Fund, is incorporated by reference to Exhibit (h)(5)(L) of Post-Effective Amendment No. 46 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 27, 2015.

(h)(5)(M)(i)
Expense Limitation Agreement with Alambic Investment Management, LP, dated August 19, 2015, for the Alambic Funds, is incorporated by reference to Exhibit (h)(5)(M) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 19, 2015.

(h)(5)(M)(ii)
First Amended Schedule A, dated December 13, 2015, to the Expense Limitation Agreement with Alambic Investment Management, LP, dated August 19, 2015, for the Alambic Funds, is incorporated by reference to Exhibit (h)(5)(M)(ii) of Post-Effective Amendment No. 60 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 16, 2015.

(h)(5)(N)	Expense Limitation Agreement with Castlemaine LLC, for Castlemaine Funds, is filed herewith.
(h)(5)(O)
Expense Limitation Agreement with Marshfield Associates, Inc. for Marshfield Concentrated Opportunity Fund, is incorporated by reference to Exhibit (h)(5)(O) of Post-Effective Amendment No. 61 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

(i)	Opinion of counsel filed herewith.
(j)	Inapplicable
(k)	Inapplicable
(l)
Initial Capital Agreement is incorporated by reference to Exhibit (l) of Post-Effective Amendment No. 2 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 11, 2012.

(m)(1)
Rule 12b-1 Plan, dated June 5, 2012, is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 25 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(m)(2)
Amended Appendix A, dated July 21, 2014), is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 25 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(n)
Rule 18f-3 Multi-Class Plan, dated June 6, 2013, is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 8 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 6, 2013.

(o)	Reserved.
(p)(1)
Code of Ethics of the Registrant, dated June 5, 2012, is incorporated by reference to Exhibit (p)(i) of Pre-Effective Amendment No. 3 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 26, 2012.

(p)(2)
Code of Ethics of Ultimus Fund Distributors, LLC, dated September 30, 2011, is incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 42 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 5, 2015.

(p)(3)
Code of Ethics of Apex Capital Management is incorporated by reference to Exhibit (o)(ii) of Post-Effective Amendment No. 19 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 21, 2014.

(p)(4)
Code of Ethics of Cincinnati Asset Management, Inc., dated November 2013, is incorporated by reference to Exhibit (o)(iv) of Post-Effective Amendment No. 19 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 21, 2014.

(p)(5)
Code of Ethics of Lyrical Asset Management LP is incorporated by reference to Exhibit (o)(vi) of Post-Effective Amendment No. 19 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 21, 2014.

(p)(6)
Code of Ethics of Barrow Street Advisors LLC, dated January 2015, is incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 42 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 5, 2015.

(p)(7)
Code of Ethics of Wavelength Capital Management, LLC, dated July 15, 2013, is incorporated by reference to Exhibit (o)(viii) of  Post-Effective Amendment No. 13 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 27, 2013.

(p)(8)
Code of Ethics of Edge Advisors, LLC, dated December 2011, is incorporated by reference to Exhibit (o)(ix) of Post-Effective Amendment No. 25 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(p)(9)
Code of Ethics of Galapagos Partners, L.P., dated October 29, 2014, is incorporated by reference to Exhibit (o)(x) of Post-Effective Amendment No. 31 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 22, 2014.

(p)(10)
Code of Ethics of Ryan Labs Asset Management Inc. (formerly Ryan Labs, Inc.) is incorporated by reference to Exhibit (o)(xi) of Post-Effective Amendment No. 32 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2014.

(p)(11)
Code of Ethics of Waycross Partners, LLC is incorporated by reference to Exhibit (o)(xii) of Post-Effective Amendment No. 38 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on April 29, 2015.

(p)(12)
Code of Ethics of Topturn Fund Advisors, LLC is incorporated by reference to Exhibit (p)(12) of Post-Effective Amendment No. 46 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 27, 2015.

(p)(13)
Code of Ethics of Alambic Investment Management, LP is incorporated by reference to Exhibit (p)(13) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 19, 2015.

(p)(14)	Code of Ethics of Castlemaine LLC, is filed herewith.
(p)(15)
Code of Ethics of Marshfield Associates, Inc., is incorporated by reference to Exhibit (p)(13) of Post-Effective Amendment No. 61 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

(q)
Powers of Attorney, dated June 5, 2012, are incorporated by reference to Exhibit (poa) of Pre-Effective Amendment No. 2 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 8, 2012.

Item 29.	Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.	Indemnification

Article VI of the Registrant’s Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

“Section 6.4   Indemnification of Trustees, Officers, etc.

Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Section 6.5   Advances of Expenses.  The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, as amended, and Ohio Revised Code Chapter 1707, as amended.  In the event any of these Federal laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these Federal laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

Section 6.6   Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled.  As used in this Article VI, “Covered Person” shall include such person's heirs, executors and administrators.  Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.”

The Investment Advisory Agreements with Apex Capital Management, Inc., Cincinnati Asset Management, Inc., Lyrical Asset Management LP, Barrow Street Advisors LLC, Wavelength Capital Management, LLC, Edge Advisors, LLC, Galapagos Partners, L.P., Ryan Labs Asset Management, Inc., Waycross Partners, LLC, Topturn Fund Advisors, LLC, Alambic Investment Management, LP, Castlemaine LLC, and Marshfield Associates, Inc. (the “Advisers”) provide that the Advisers shall not be liable for any error of judgment or for any loss suffered by the Trust or the Funds in connection with the performance of their duties, except a loss resulting from a breach of fiduciary duty with respect to receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisers in the performance of their duties, or from reckless disregard of its duties and obligations thereunder.

The Distribution Agreement with Ultimus Fund Distributors, LLC (the “Distributor”) provides that the Distributor, its directors, officers, employees, shareholders and control persons shall not be liable for any loss, damage or expense (including the reasonable costs of investigation and reasonable attorneys’ fees) reasonably incurred by any of them in connection with the matters to which the Agreement relates, except a loss resulting from the failure of Distributor or any such other person to comply with applicable law or the terms of the Agreement, or from willful misfeasance, bad faith or negligence, including clerical errors and mechanical failures, on the part of any of such persons in the performance of Distributor’s duties or from the reckless disregard by any of such persons of Distributor’s obligations and duties under the Agreement.

The Distribution Agreement with the Distributor further also provides that the Distributor agrees to indemnify and hold harmless the Trust and each person who has been, is, or may hereafter be a Trustee, officer, employee, shareholder or control person of the Trust against any loss, damage or expense (including the reasonable costs of investigation and reasonable attorneys’ fees) reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party, which arises out of or is alleged to arise out of or is based upon (i) any untrue statement or alleged untrue statement of a material fact, or the omission or alleged omission to state a material fact necessary to make the statements not misleading, on the part of Distributor or any agent or employee of Distributor or any other person for whose acts Distributor is responsible, unless such statement or omission was made in reliance upon written information furnished by the Trust; (ii) Distributor's failure to exercise reasonable care and diligence with respect to its services, if any, rendered in connection with investment, reinvestment, automatic withdrawal and other plans for Shares; and (iii) Distributor’s failure to comply with applicable laws and the Rules of FINRA.

The Registrant intends to maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy shall provide coverage to the Registrant, its Trustees and officers and the Adviser.  Coverage under the policy will include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31.	Business and Other Connections of the Investment Advisers

(a)	Apex Capital Management, Inc. (“Apex”) has been registered as an investment adviser since 1987. Apex provides investment advisory services to individuals, high net worth individuals, pension and profit sharing plans, charitable organizations and, corporations and other businesses.

The directors, officers, and partners of Apex are listed below, none of which have engaged at any time during the past two years for his or her own account or in the capacity of director, officer, partner or trustee, in any other business, profession, vocation or employment of a substantial nature.

Nitin N. Kumbhani—President and CEO
Kamal N. Kumbhani—Vice President
Jan E. Terbrueggen—Vice President
Michael D. Kalbfleisch—Vice President & Chief Compliance Officer
Sunil M. Reddy—Vice President
Mark S. Harrell—Vice President

(b)	Cincinnati Asset Management, Inc. (“CAM”) has been registered as an investment adviser since 1989. CAM provides investment advisory services to individuals, high net worth individuals, pension and profit sharing plans, charitable organizations, corporations and other businesses, state and municipal government entities and insurance companies.

The directors, officers, and partners of CAM are listed below, none of which have engaged at any time during the past two years for his or her own account or in the capacity of director, officer, partner or trustee, in any other business, profession, vocation or employment of a substantial nature.

William Sloneker—Chairman and Managing Director
Randall S. Hale—President and Managing Director
C. David Mencer—COO, Chief Compliance Officer and Managing Director
Mary Compton—Director
Donald N. Stolper—Vice President and Managing Director
Richard J. Gardner—Managing Director
Richard M. Balestra—Managing Director

(c)	Lyrical Asset Management LP (“Lyrical”) has been registered as an investment adviser since 2008. Lyrical provides investment advisory services to high net worth individuals, pension and profit sharing plans, corporations and other businesses and a UCITS fund.

The directors, officers, and partners of Lyrical are listed below, who have not engaged at any time during the past two years for his own account or in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation, or employment of a substantial nature.

Andrew Wellington—Managing Partner
Jeffrey Keswin—Managing Partner

(d)	Barrow Street Advisors LLC (“Barrow Street”) has been registered as an investment adviser since 2013. Barrow Street provides investment advisory services to pooled investment vehicles.

The directors, officers, and partners of Barrow Street are listed below, who have not engaged at any time during the past two years for his own account or in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation, or employment of a substantial nature.

Robert F. Greenhill, Jr.—Principal
Nicholas Chermayeff—Principal
David R. Bechtel—Principal

(e)	Wavelength Capital Management, LLC (“Wavelength”) has been registered as an investment adviser since 2013.

The directors, officers, and partners of Wavelength are listed below, who have not engaged at any time during the past two years for his own account or in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation, or employment of a substantial nature.

Andrew G. Dassori – Founding Partner and Chief Investment Officer
Mark Landis – Founding Partner

(f)	Edge Advisors, LLC (“Edge”) has been registered as an investment adviser since 2006.

The directors, officers, and partners of Edge are listed below, who have not engaged at any time during the past two years for his own account or in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation, or employment of a substantial nature.

Richard Floress – Chief Compliance Officer
Julius P. Garlington – Partner
Paul Izlar – Partner
Henry M.T. Jones – Co-Managing Partner
William Maner – Partner
Albert Rayle – Partner
William Skeean – Co-Managing Partner

(g)	Galapagos Partners, L.P. (“Galapagos”) has been registered as an investment adviser since 2007.

The directors, officer, and partners of Galapagos are listed below, who have not engaged at any time during the past two years for his or her own account or in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation, or employment of a substantial nature.

Stephen P. Lack – Chief Investment Officer and Managing Partner
Wesley Kubesch – Partner
Erlina Yeo, Director of Alternative Investments
Brian Anderson – Chief Operating Officer, Chief Risk Officer, and Chief Compliance Officer

(h)	Ryan Labs Asset Management Inc. (“Ryan Labs”) has been registered as an investment adviser since 1989.

The directors, officers, and partners of Ryan Labs are listed below, who have not engaged at any time during the past two years for his or her own account or in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation, or employment of a substantial nature.

Scott Davis – Director
John T. Donnelly – Director
Richard Familetti – Director
Sean F. McShea – Director
Steve Preacher – Director
Tom Keresztes, Chief Compliance Officer

(i)	Waycross Partners, LLC (“Waycross”) has been registered as an investment adviser since 2015.

The directors, officers, and partners of Waycross are listed below, who have not engaged at any time during the past two years for his or her own account or in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation, or employment of a substantial nature.

Benjamin Thomas – Managing Partner
Larry Walker – Partner and Chief Compliance Officer
John Ferreby – Partner
Matthew Bevin – Partner

(j)	Topturn Fund Advisors, LLC (“Topturn”) has been registered as an investment adviser since 2015.

The directors, officers, and partners of Topturn are listed below, who have not engaged at any time during the past two years for his or her own account or in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation, or employment of a substantial nature.

Dan Darchuck – Chief Executive Officer
Greg Stewart – Chief Investment Officer

(k)	Alambic Investment Management, LP (“Alambic”) has been registered as an investment adviser since 2015.

The directors, officers, and partners of Alambic are listed below, who have not engaged at any time during the past two years for his or her own account or in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation, or employment of a substantial nature.

Albert Richards – Chief Executive Officer and Chairman
Brian Thompson – Chief Risk Officer and President
Mike Oberhaus – Chief Financial Officer & Chief Operational Officer
Robert Slaymaker – Partner
Danielle Lawson - Head of Client Service
Mary Phillips – Chief Compliance Officer

(l)	Castlemaine LLC (“Castlemaine”) has been registered as an investment adviser since 2015.

The directors, officers, and partners of Castlemaine are listed below, who have not engaged at any time during the past two years for his or her own account or in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation, or employment of a substantial nature.

Alfredo Viegas – Chief Investment Officer and Chief Compliance Officer

(m)	Marshfield Associates, Inc. (“Marshfield’) has been registered as an investment adviser since 1989.

The directors, officers, and partners of Marshfield are listed below, who have not engaged at any time during the past two years for his or her own account or in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation, or employment of a substantial nature.

Christopher M. Niemczewski – Managing Principal
Elise J. Hoffmann – Principal
Carolyn Miller – Principal
Melissa Vinick – Principal
William G. Stott - Principal
Carmen Colt – Chief Compliance Officer

Item 32.	Principal Underwriters

(a)	The Distributor also acts as the principal underwriter for the following other open-end investment companies:

AlphaMark Investment Trust	Schwartz Investment Trust
BPV Family of Funds	Stralem Fund
CM Advisors Family of Funds	TFS Capital Investment Trust
Eubel Brady & Suttman Mutual Fund Trust	The Berwyn Funds
Gardner Lewis Investment Trust	The Cutler Trust
Hussman Investment Trust	The First Western Funds Trust
Papp Investment Trust	The Investment House Funds
Piedmont Investment Trust	Williamsburg Investment Trust
Profit Funds Investment Trust	WST Investment Trust
FSI Low Beta Absolute Return Fund	New Century Portfolios
Pinnacle Capital Management Funds

(b)
Name	Position with Distributor	Position with Registrant
Robert G. Dorsey	President/Managing Director	Trustee
Mark J. Seger	Treasurer/Managing Director	Assistant Treasurer
Wade R. Bridge	Vice President	None
Craig J. Hunt	Vice President	None
Stephen L. Preston	Chief Compliance Officer	Chief Compliance Officer
Jeffrey D. Moeller	Vice President	None
Tina H. Bloom	Vice President	None
Kristine M. Limbert	Vice President	None
Nancy Aleshire	Vice President	None
Douglas K. Jones	Vice President	None

The address of the Distributor and each of the above-named persons is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

(b)	Inapplicable

Item 33.	Location of Accounts and Records

Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at the principal executive offices of its administrator or investment advisers:

Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Apex Capital Management, Inc.
8163 Old Yankee Road
Dayton, Ohio 45458

Cincinnati Asset Management, Inc.
8845 Governor’s Hill Drive
Cincinnati, Ohio 45249

Lyrical Asset Management LP
405 Park Avenue, 6th Floor
New York, NY 10022

Barrow Street Advisors LLC
300 First Stamford Place, 3rd Floor East
Stamford, CT 06902

Wavelength Capital Management, LLC
250 West 57th Street, 20th Floor
New York, NY 10107

Edge Advisors, LLC
1380 West Paces Ferry Rd., Suite 1000
Atlanta, GA 30327

Galapagos Partners, L.P.
55 Waugh Dr., Ste. 1130
Houston, TX  77007

Ryan Labs Asset Management Inc.
500 Fifth Avenue, Suite 2520
New York, NY 10110

Waycross Partners, LLC
401 W. Main Street, Suite 2100
Louisville, KY 40202

Topturn Fund Advisors, LLC
30 Ragsdale Drive, Suite 100
Monterey, CA 93940

Alambic Investment Management, LP
655 Montgomery Street
San Francisco, CA 94111

Castlemaine LLC
250 West 57th Street, 20th Floor
New York, NY 10107

Marshfield Associates, Inc.
21 Dupont Circle NW, Suite 500
Washington, DC 20036

Certain records, including records relating to the possession of Registrant’s securities, may be maintained at the offices of Registrant’s custodians:

U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

MUFG Union Bank, N.A.
350 California Street, Suite 2018
San Francisco, CA 94104

Item 34.	Management Services Not Discussed in Parts A or B

Inapplicable

Item 35.	Undertakings

Inapplicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment (“PEA”) meets the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”) and has duly caused this PEA to be signed on its behalf by the undersigned, thereto duly authorized, in Cincinnati, and Ohio on December 24, 2015.

ULTIMUS MANAGERS TRUST

By:	/s/ David R. Carson
David R. Carson
President

Pursuant to the requirements of the Securities Act, this PEA has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Robert G. Dorsey	Trustee	December 24, 2015
Robert G. Dorsey

/s/ Jennifer L. Leamer	Treasurer/Controller	December 24, 2015
Jennifer L. Leamer

*	Trustee
David M. Deptula		/s/ Frank L. Newbauer
Frank L. Newbauer
*	Trustee	Attorney-in-Fact*
John J. Discepoli		December 24, 2015

*	Trustee
John C. Davis

INDEX TO EXHIBITS

Exhibit No.	Description
(d)(14)	Investment Advisory Agreement with Castlemaine LLC for the Castlemaine Funds
(h)(1)(H)	Administration Agreement with Ultimus Fund Solutions, LLC for the Castlemaine Funds
(h)(3)(H)	Fund Accounting Agreement with Ultimus Fund Solutions, LLC for the Castlemaine Funds
(h)(4)(H)	Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC for the Castlemaine Funds
(h)(5)(N)	Expense Limitation Agreement with Castlemaine LLC for the Castlemaine Funds
(i)	Opinion of Counsel
(p)(14)	Code of Ethics of Castlemaine LLC